NATIONWIDE

VLI SEPARATE

ACCOUNT-2

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
209,550 shares (cost $3,306,288)	$3,111,820
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,372,341 shares (cost $37,180,275)	40,456,624
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
194,963 shares (cost $5,221,425)	5,831,345
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
58,294 shares (cost $1,668,981)	1,617,066
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
102,517 shares (cost $3,289,973)	3,353,347
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
62,823 shares (cost $373,101)	331,707
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
173,431 shares (cost $837,831)	896,641
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
109,973 shares (cost $5,152,531)	4,139,382
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
58,243 shares (cost $2,683,297)	2,179,457
Investors Growth Stock Series - Initial Class (MIGIC)
15,350 shares (cost $155,380)	169,005
Value Series - Initial Class (MVFIC)
152,894 shares (cost $1,843,052)	1,938,692
Core Plus Fixed Income Portfolio - Class I (MSVFI)
22,972 shares (cost $228,722)	234,082
Emerging Markets Debt Portfolio - Class I (MSEM)
188,150 shares (cost $1,523,786)	1,563,527
U.S. Real Estate Portfolio - Class I (MSVRE)
132,961 shares (cost $1,457,980)	1,804,278
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
520,088 shares (cost $7,270,669)	7,281,233
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
56,655 shares (cost $851,676)	976,738
American Funds NVIT Bond Fund - Class II (GVABD2)
105,736 shares (cost $1,106,369)	1,208,563
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
85,103 shares (cost $1,665,268)	1,669,726
American Funds NVIT Growth Fund - Class II (GVAGR2)
34,843 shares (cost $1,675,079)	1,798,225
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
28,929 shares (cost $961,003)	1,032,782
Federated NVIT High Income Bond Fund - Class I (HIBF)
20,534 shares (cost $147,490)	134,294
Federated NVIT High Income Bond Fund - Class III (HIBF3)
294,994 shares (cost $1,944,543)	1,926,311
NVIT Emerging Markets Fund - Class I (GEM)
94,945 shares (cost $1,065,279)	964,642
NVIT Emerging Markets Fund - Class III (GEM3)
277,439 shares (cost $2,976,285)	2,813,234
NVIT International Equity Fund - Class I (GIG)
72,604 shares (cost $551,674)	580,828
NVIT International Equity Fund - Class III (GIG3)
423,611 shares (cost $3,141,695)	3,393,121
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,403,837 shares (cost $10,928,177)	10,935,892

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
23,535 shares (cost $250,056)	233,937
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
17,089 shares (cost $145,886)	138,252
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
14,229 shares (cost $140,096)	142,003
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
42,226 shares (cost $382,142)	401,571
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
13,147 shares (cost $135,969)	135,021
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
93,758 shares (cost $867,279)	915,074
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
39,598 shares (cost $357,540)	363,513
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
34,507 shares (cost $342,667)	350,243
NVIT Core Bond Fund - Class I (NVCBD1)
45,322 shares (cost $494,646)	493,561
NVIT Core Plus Bond Fund - Class I (NVLCP1)
12,469 shares (cost $141,849)	143,264
NVIT Fund - Class I (TRF)
4,592,557 shares (cost $48,835,038)	41,562,643
NVIT Government Bond Fund - Class I (GBF)
914,009 shares (cost $10,857,689)	10,904,130
American Century NVIT Growth Fund - Class I (CAF)
848,978 shares (cost $8,820,104)	11,681,932
NVIT International Index Fund - Class VI (GVIX6)
70,064 shares (cost $587,008)	507,263
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
204,295 shares (cost $1,563,320)	1,787,584
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
5,500 shares (cost $70,507)	70,506
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
5,653 shares (cost $79,860)	78,124
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
93,316 shares (cost $907,846)	951,818
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
478,840 shares (cost $5,124,210)	4,946,416
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
515,361 shares (cost $5,900,670)	5,138,151
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
264,196 shares (cost $2,672,201)	2,744,996
NVIT Mid Cap Index Fund - Class I (MCIF)
286,038 shares (cost $4,265,731)	5,019,974
NVIT Money Market Fund - Class I (SAM)
24,268,100 shares (cost $24,268,100)	24,268,100
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
478,145 shares (cost $3,705,069)	4,178,985
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
15,623 shares (cost $215,130)	130,764
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
56,368 shares (cost $526,046)	470,112
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
171,245 shares (cost $1,559,736)	1,597,716
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
154,499 shares (cost $1,375,183)	1,245,262
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,468,500 shares (cost $18,577,034)	25,154,012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,817,891 shares (cost $15,202,580)	18,051,662
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
113,813 shares (cost $1,874,494)	1,744,746
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
474,911 shares (cost $5,085,290)	4,692,125
NVIT Multi-Manager Small Company Fund - Class I (SCF)
923,944 shares (cost $18,075,168)	15,679,330
NVIT Multi-Sector Bond Fund - Class I (MSBF)
235,952 shares (cost $2,050,705)	2,045,700
NVIT Short Term Bond Fund - Class II (NVSTB2)
43,569 shares (cost $452,936)	449,199
NVIT Large Cap Growth Fund - Class I (NVOLG1)
3,020,316 shares (cost $45,712,973)	44,368,444
Templeton NVIT International Value Fund - Class III (NVTIV3)
4,482 shares (cost $58,322)	47,647
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
63,238 shares (cost $575,134)	617,206
NVIT Real Estate Fund - Class I (NVRE1)
1,019,854 shares (cost $7,336,927)	9,239,877
VPS Growth and Income Portfolio - Class A (ALVGIA)
15,971 shares (cost $242,353)	288,272
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
64,686 shares (cost $988,213)	1,000,048
VP Balanced Fund - Class I (ACVB)
582,679 shares (cost $3,667,461)	3,793,238
VP Capital Appreciation Fund - Class I (ACVCA)
97,595 shares (cost $1,038,552)	1,290,201
VP Income & Growth Fund - Class I (ACVIG)
282,495 shares (cost $1,926,848)	1,734,522
VP Inflation Protection Fund - Class II (ACVIP2)
205,518 shares (cost $2,258,966)	2,414,841
VP International Fund - Class I (ACVI)
71,703 shares (cost $547,306)	532,752
VP International Fund - Class III (ACVI3)
27,986 shares (cost $173,074)	207,937
VP Mid Cap Value Fund - Class I (ACVMV1)
104,725 shares (cost $1,386,862)	1,413,787
VP Ultra(R) Fund - Class I (ACVU1)
4,873 shares (cost $46,626)	46,194
VP Value Fund - Class I (ACVV)
26 shares (cost $147)	153
VP Vista(SM) Fund - Class I (ACVVS1)
2,250 shares (cost $30,649)	33,860
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
156,145 shares (cost $1,748,117)	1,900,287
Appreciation Portfolio - Initial Shares (DCAP)
144,482 shares (cost $5,000,621)	5,490,309
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
7,786 shares (cost $217,626)	204,450
Growth and Income Portfolio - Initial Shares (DGI)
63,499 shares (cost $1,320,151)	1,203,946
Capital Appreciation Fund II - Primary Shares (FVCA2P)
11,750 shares (cost $73,443)	70,735
Quality Bond Fund II - Primary Shares (FQB)
182,823 shares (cost $2,052,570)	2,049,441
Equity-Income Portfolio - Initial Class (FEIP)
1,942,603 shares (cost $42,991,746)	36,307,255

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

High Income Portfolio - Initial Class (FHIP)
1,845,414 shares (cost $9,708,464)	9,946,783
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
920,727 shares (cost $12,829,653)	12,706,038
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
11 shares (cost $247)	248
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
161,063 shares (cost $2,648,193)	3,015,105
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
41,402 shares (cost $399,656)	426,441
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
86,674 shares (cost $829,709)	884,072
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
93,232 shares (cost $888,076)	903,419
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
1 shares (cost $18)	18
VIP Fund - Growth Portfolio - Initial Class (FGP)
1,288,866 shares (cost $49,540,734)	47,546,265
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
677,514 shares (cost $3,588,997)	3,638,250
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
367,295 shares (cost $4,543,446)	4,723,415
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
253,097 shares (cost $6,662,527)	7,322,082
VIP Fund - Overseas Portfolio - Initial Class (FOP)
413,048 shares (cost $7,668,976)	5,629,847
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
233,033 shares (cost $3,815,414)	3,157,603
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
112,479 shares (cost $820,620)	985,318
Franklin Income Securities Fund - Class 2 (FTVIS2)
83,664 shares (cost $1,210,374)	1,198,074
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
186,364 shares (cost $3,287,765)	3,729,141
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
200,741 shares (cost $2,720,109)	3,175,727
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
149,298 shares (cost $1,376,142)	1,397,429
Templeton Foreign Securities Fund - Class 1 (TIF)
19,352 shares (cost $302,409)	247,312
Templeton Foreign Securities Fund - Class 3 (TIF3)
86,753 shares (cost $1,119,556)	1,085,280
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
186,765 shares (cost $3,400,962)	3,389,778
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
14,938 shares (cost $115,861)	113,377
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
253,585 shares (cost $2,854,915)	2,736,185
Balanced Portfolio - I Class Shares (AMBP)
2,979 shares (cost $24,259)	31,247
Growth Portfolio - I Class Shares (AMTG)
86,399 shares (cost $1,341,371)	1,604,435
Guardian Portfolio - I Class Shares (AMGP)
9,139 shares (cost $178,622)	167,147
International Portfolio - S Class Shares (AMINS)
1,642 shares (cost $17,594)	13,872
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
51 shares (cost $1,420)	1,374

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Partners Portfolio - I Class Shares (AMTP)
234,765 shares (cost $1,949,230)	2,345,297
Regency Portfolio - S Class Shares (AMRS)
2,363 shares (cost $34,043)	36,416
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
33,113 shares (cost $415,331)	401,663
Socially Responsive Portfolio - I Class Shares (AMSRS)
36,820 shares (cost $472,590)	528,372
Balanced Fund/VA - Non-Service Shares (OVMS)
525,059 shares (cost $7,901,178)	5,933,163
Core Bond Fund/VA - Non-Service Shares (OVB)
645,514 shares (cost $6,016,688)	5,086,649
Global Securities Fund/VA - Class 3 (OVGS3)
241,989 shares (cost $7,144,350)	6,691,005
Global Securities Fund/VA - Non-Service Shares (OVGS)
463,525 shares (cost $12,952,472)	12,728,385
High Income Fund/VA - Class 3 (OVHI3)
42,775 shares (cost $86,512)	82,128
High Income Fund/VA - Non-Service Shares (OVHI)
30,589 shares (cost $181,741)	58,119
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
46,367 shares (cost $894,531)	960,270
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
44,375 shares (cost $733,053)	761,916
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
20,240 shares (cost $992,397)	952,498
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
67,390 shares (cost $790,225)	814,746
Low Duration Portfolio - Administrative Class (PMVLDA)
222,455 shares (cost $2,331,404)	2,309,084
Total Return Portfolio - Administrative Class (PMVTRA)
29,141 shares (cost $323,692)	321,138
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
5,023 shares (cost $79,981)	76,858
Putnam VT International Equity Fund - IB Shares (PVTIGB)
17,751 shares (cost $194,307)	168,454
Putnam VT Voyager Fund - IB Shares (PVTVB)
17,325 shares (cost $630,878)	550,245
V.I. Basic Value Fund - Series I (AVBVI)
1,803 shares (cost $10,403)	11,035
V.I. Capital Appreciation Fund - Series I (AVCA)
1,433 shares (cost $30,334)	30,696
V.I. Capital Development Fund - Series I (AVCDI)
13,121 shares (cost $146,621)	163,363
Health Sciences Portfolio - II (TRHS2)
45,615 shares (cost $758,300)	732,124
Limited-Term Bond Portfolio - II (TRLT2)
17,254 shares (cost $86,906)	85,235
VIP Trust - Global Bond Fund: Initial Class (VWBF)
179,977 shares (cost $2,036,152)	2,107,530
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
564,089 shares (cost $5,660,996)	5,866,525
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
319,123 shares (cost $9,657,372)	9,813,027
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
259,794 shares (cost $2,475,858)	2,366,128
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
29,760 shares (cost $613,451)	635,975

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Advantage VT Opportunity Fund - Class 2 (SVOF)
85,034 shares (cost $1,280,475)	1,477,899
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
63,131 shares (cost $479,118)	484,846

Total Investments	$589,371,724

Other Accounts Receivable	65,353
Accounts Receivable-VP Value Fund - Class I (ACVV)	153
Accounts Receivable-VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	18

$589,437,248

Contract Owners’ Equity:
Accumulation units	589,437,248

Total Contract Owners’ Equity (note 8)	$589,437,248

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	MLVGA2	DSIF	DSRG	JABS	JACAS	JAGTS2	JAGTS
Reinvested dividends	$8,919,275	68,995	771,690	54,595	36,989	9,139	-	-
Asset charges (note 3)	(3,474,926)	(16,483)	(209,995)	(35,929)	(7,512)	(19,717)	(2,047)	(4,417)

Net investment income (loss)	5,444,349	52,512	561,695	18,666	29,477	(10,578)	(2,047)	(4,417)

Realized gain (loss) on investments	(875,919)	120,189	477,114	(115,452)	59,278	295,847	50,416	141,553
Change in unrealized gain (loss) on investments	(27,682,935)	(412,695)	(683,324)	122,715	(160,078)	(570,090)	(91,728)	(232,890)

Net gain (loss) on investments	(28,558,854)	(292,506)	(206,210)	7,263	(100,800)	(274,243)	(41,312)	(91,337)

Reinvested capital gains	1,859,423	72,206	282,396	-	72,748	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,255,082)	(167,788)	637,881	25,929	1,425	(284,821)	(43,359)	(95,754)

Investment Activity:	JAIGS2	JAIGS	MIGIC	MVFIC	MSVFI	MSEM	MSVRE	NVAMV1
Reinvested dividends	$20,931	13,688	958	30,244	7,188	55,502	17,088	126,576
Asset charges (note 3)	(31,427)	(20,364)	(871)	(9,554)	(908)	(9,166)	(11,123)	(38,547)

Net investment income (loss)	(10,496)	(6,676)	87	20,690	6,280	46,336	5,965	88,029

Realized gain (loss) on investments	481,365	192,533	2,107	(26,192)	190	73,018	113,243	24,166
Change in unrealized gain (loss) on investments	(2,684,126)	(1,444,099)	(2,247)	(24,209)	3,646	(23,784)	(108,526)	(124,508)

Net gain (loss) on investments	(2,202,761)	(1,251,566)	(140)	(50,401)	3,836	49,234	4,717	(100,342)

Reinvested capital gains	55,772	36,004	-	8,180	-	17,289	-	18,745

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,157,485)	(1,222,238)	(53)	(21,531)	10,116	112,859	10,682	6,432

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM
Reinvested dividends	$15,511	28,007	17,592	5,768	10,444	11,454	155,924	7,967
Asset charges (note 3)	(5,500)	(5,930)	(9,233)	(10,863)	(5,227)	(302)	(8,833)	(8,764)

Net investment income (loss)	10,011	22,077	8,359	(5,095)	5,217	11,152	147,091	(797)

Realized gain (loss) on investments	(17,037)	(1,610)	87,494	142,955	(6,589)	(3,279)	29,182	104,373
Change in unrealized gain (loss) on investments	16,385	40,577	(271,240)	(242,023)	(26,492)	(2,530)	(111,679)	(402,458)

Net gain (loss) on investments	(652)	38,967	(183,746)	(99,068)	(33,081)	(5,809)	(82,497)	(298,085)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,359	61,044	(175,387)	(104,163)	(27,864)	5,343	64,594	(298,882)

Investment Activity:	GEM3	GIG	GIG3	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1
Reinvested dividends	$24,515	8,609	48,778	74,267	1,747	2,593	5,478	9,630
Asset charges (note 3)	(15,846)	(3,333)	(19,674)	(68,089)	(1,199)	(767)	(1,365)	(2,350)

Net investment income (loss)	8,669	5,276	29,104	6,178	548	1,826	4,113	7,280

Realized gain (loss) on investments	57,121	(75,093)	95,396	224,257	2,726	3,124	18,134	2,100
Change in unrealized gain (loss) on investments	(916,508)	(93)	(521,246)	(1,886,597)	(18,843)	(18,511)	(25,295)	(33,157)

Net gain (loss) on investments	(859,387)	(75,186)	(425,850)	(1,662,340)	(16,117)	(15,387)	(7,161)	(31,057)

Reinvested capital gains	-	-	-	101,721	-	1,971	1,394	2,742

Net increase (decrease) in contract owners’ equity resulting from operations	$(850,718)	(69,910)	(396,746)	(1,554,441)	(15,569)	(11,590)	(1,654)	(21,035)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GBF
Reinvested dividends	$3,609	25,780	7,846	10,550	12,962	3,639	507,333	323,025
Asset charges (note 3)	(756)	(5,430)	(2,053)	(1,381)	(1,970)	(642)	(269,095)	(60,075)

Net investment income (loss)	2,853	20,350	5,793	9,169	10,992	2,997	238,238	262,950

Realized gain (loss) on investments	6,452	78,359	10,410	28,633	5,577	2,083	(1,175,009)	(7,273)
Change in unrealized gain (loss) on investments	(6,379)	(132,797)	(31,399)	(38,392)	4,113	2,437	978,156	416,282

Net gain (loss) on investments	73	(54,438)	(20,989)	(9,759)	9,690	4,520	(196,853)	409,009

Reinvested capital gains	564	6,389	2,579	2,556	-	121	-	32,194

Net increase (decrease) in contract owners’ equity resulting from operations	$3,490	(27,699)	(12,617)	1,966	20,682	7,638	41,385	704,153

Investment Activity:	CAF	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$73,025	17,395	35,786	3,307	809	22,417	107,294	111,800
Asset charges (note 3)	(72,247)	(2,209)	(10,800)	(816)	(286)	(5,065)	(22,746)	(30,532)

Net investment income (loss)	778	15,186	24,986	2,491	523	17,352	84,548	81,268

Realized gain (loss) on investments	(120,956)	(88,082)	5,671	5,074	(1,279)	17,546	(113,634)	(102,560)
Change in unrealized gain (loss) on investments	(61,303)	(54,752)	(106,615)	(9,200)	(2,166)	(15,725)	(3,079)	(114,778)

Net gain (loss) on investments	(182,259)	(142,834)	(100,944)	(4,126)	(3,445)	1,821	(116,713)	(217,338)

Reinvested capital gains	-	-	-	75	61	3,085	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(181,481)	(127,648)	(75,958)	(1,560)	(2,861)	22,258	(32,165)	(136,070)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	GVDMC	MCIF	SAM	NVMIG3	GVDIVI	GVDIV3	NVMLG1	NVMLV1
Reinvested dividends	$65,154	41,939	14	61,535	2,976	10,520	121	15,702
Asset charges (note 3)	(14,364)	(27,987)	(109,683)	(24,741)	(1,005)	(2,779)	(8,721)	(6,377)

Net investment income (loss)	50,790	13,952	(109,669)	36,794	1,971	7,741	(8,600)	9,325

Realized gain (loss) on investments	(66,936)	(37,541)	-	142,671	(64,097)	(51,322)	31,706	13,900
Change in unrealized gain (loss) on investments	62,203	(227,853)	-	(630,651)	29,858	(52,208)	(87,815)	(164,321)

Net gain (loss) on investments	(4,733)	(265,394)	-	(487,980)	(34,239)	(103,530)	(56,109)	(150,421)

Reinvested capital gains	-	80,462	-	-	-	-	-	44,577

Net increase (decrease) in contract owners’ equity resulting from operations	$46,057	(170,980)	(109,669)	(451,186)	(32,268)	(95,789)	(64,709)	(96,519)

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	NVOLG1
Reinvested dividends	$-	159,661	-	24,764	94,314	75,231	8,330	334,138
Asset charges (note 3)	(156,832)	(110,318)	(12,312)	(26,059)	(89,853)	(8,796)	(2,660)	(255,147)

Net investment income (loss)	(156,832)	49,343	(12,312)	(1,295)	4,461	66,435	5,670	78,991

Realized gain (loss) on investments	1,064,863	398,752	274,872	(286,032)	(874,181)	38,288	(3,222)	69,259
Change in unrealized gain (loss) on investments	(2,198,178)	(1,078,934)	(370,241)	9,738	(223,275)	(26,044)	(2,075)	(1,524,082)

Net gain (loss) on investments	(1,133,315)	(680,182)	(95,369)	(276,294)	(1,097,456)	12,244	(5,297)	(1,454,823)

Reinvested capital gains	-	80,983	-	-	-	-	-	173,895

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,290,147)	(549,856)	(107,681)	(277,589)	(1,092,995)	78,679	373	(1,201,937)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVTIV3	EIF	NVRE1	ALVGIA	ALVSVA	ACVB	ACVCA	ACVIG
Reinvested dividends	$1,746	8,940	82,102	3,179	6,278	73,456	-	26,590
Asset charges (note 3)	(370)	(3,380)	(49,197)	(1,230)	(5,548)	(22,442)	(11,689)	(7,663)

Net investment income (loss)	1,376	5,560	32,905	1,949	730	51,014	(11,689)	18,927

Realized gain (loss) on investments	(2,594)	(42,770)	590,310	15,525	63,674	(58,159)	30,556	(79,146)
Change in unrealized gain (loss) on investments	(8,412)	21,874	(128,136)	(618)	(176,863)	190,455	(123,789)	114,956

Net gain (loss) on investments	(11,006)	(20,896)	462,174	14,907	(113,189)	132,296	(93,233)	35,810

Reinvested capital gains	69	-	37,461	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,561)	(15,336)	532,540	16,856	(112,459)	183,310	(104,922)	54,737

Investment Activity:	ACVIP2	ACVI	ACVI3	ACVMV1	ACVU1	ACVV	ACVVS1	DVSCS
Reinvested dividends	$79,129	10,176	3,314	18,409	-	2	-	10,645
Asset charges (note 3)	(8,485)	(3,815)	-	(6,980)	(138)	-	-	(9,399)

Net investment income (loss)	70,644	6,361	3,314	11,429	(138)	2	-	1,246

Realized gain (loss) on investments	48,313	(46,078)	14,108	44,464	10,543	25	6,318	119,993
Change in unrealized gain (loss) on investments	63,136	(48,950)	(44,492)	(136,598)	(10,152)	(1)	(8,941)	(165,133)

Net gain (loss) on investments	111,449	(95,028)	(30,384)	(92,134)	391	24	(2,623)	(45,140)

Reinvested capital gains	22,645	-	-	37,368	-	-	-	4,258

Net increase (decrease) in contract owners’ equity resulting from operations	$204,738	(88,667)	(27,070)	(43,337)	253	26	(2,623)	(39,636)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	DCAP	DSC	DGI	FVCA2P	FQB	FEIP	FHIP	FAMP
Reinvested dividends	$72,015	1,002	16,776	687	85,891	948,326	694,149	265,528
Asset charges (note 3)	(24,228)	(1,362)	(6,767)	(491)	(8,592)	(221,994)	(60,174)	(85,152)

Net investment income (loss)	47,787	(360)	10,009	196	77,299	726,332	633,975	180,376

Realized gain (loss) on investments	(19,447)	(1,781)	20,322	21,028	13,817	(972,222)	(335,887)	123,237
Change in unrealized gain (loss) on investments	315,547	(37,829)	(65,960)	(24,998)	(62,601)	408,189	84,189	(790,166)

Net gain (loss) on investments	296,100	(39,610)	(45,638)	(3,970)	(48,784)	(564,033)	(251,698)	(666,929)

Reinvested capital gains	-	-	-	-	-	-	-	64,764

Net increase (decrease) in contract owners’ equity resulting from operations	$343,887	(39,970)	(35,629)	(3,774)	28,515	162,299	382,277	(421,789)

Investment Activity:	FCP	FNRS2	FF10S	FF20S	FF30S	FGOP	FGP	FHIPR
Reinvested dividends	$2	28,873	8,649	18,678	18,667	-	185,455	253,457
Asset charges (note 3)	(80)	(18,744)	(1,732)	(4,991)	(5,191)	-	(307,523)	(19,950)

Net investment income (loss)	(78)	10,129	6,917	13,687	13,476	-	(122,068)	233,507

Realized gain (loss) on investments	1,367	(330,272)	10,674	(24,532)	(8,361)	31	(2,502,464)	249,433
Change in unrealized gain (loss) on investments	(484)	100,420	(20,955)	(550)	(35,853)	(1)	2,577,436	(373,826)

Net gain (loss) on investments	883	(229,852)	(10,281)	(25,082)	(44,214)	30	74,972	(124,393)

Reinvested capital gains	-	-	2,173	3,381	2,732	-	181,528	-

Net increase (decrease) in contract owners’ equity resulting from operations	$805	(219,723)	(1,191)	(8,014)	(28,006)	30	134,432	109,114

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FIGBS	FMCS	FOP	FOSR	FVSS	FTVIS2	FTVRDI	FTVSVI
Reinvested dividends	$151,989	12,257	93,616	48,882	9,827	78,363	55,233	34,208
Asset charges (note 3)	(21,946)	(42,306)	(40,945)	(21,456)	(5,094)	(6,040)	(15,787)	(17,590)

Net investment income (loss)	130,043	(30,049)	52,671	27,426	4,733	72,323	39,446	16,618

Realized gain (loss) on investments	33,306	(143,873)	393,416	(757,693)	68,415	6,251	(82,461)	(94,072)
Change in unrealized gain (loss) on investments	16,902	(790,234)	(1,713,166)	(64,779)	(194,845)	(69,800)	251,537	(85,824)

Net gain (loss) on investments	50,208	(934,107)	(1,319,750)	(822,472)	(126,430)	(63,549)	169,076	(179,896)

Reinvested capital gains	126,727	14,045	14,358	8,520	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$306,978	(950,111)	(1,252,721)	(786,526)	(121,697)	8,774	208,522	(163,278)

Investment Activity:	FTVDM3	TIF	TIF3	FTVGI3	FTVFA2	AMTB	AMBP	AMTG
Reinvested dividends	$16,652	5,546	21,189	186,959	13	106,215	99	-
Asset charges (note 3)	(7,821)	(1,468)	(5,868)	(15,929)	(470)	(14,152)	(218)	(9,064)

Net investment income (loss)	8,831	4,078	15,321	171,030	(457)	92,063	(119)	(9,064)

Realized gain (loss) on investments	156,742	222	(82,242)	59,207	(789)	(46,080)	873	68,268
Change in unrealized gain (loss) on investments	(459,910)	(33,614)	(73,825)	(305,479)	(4,715)	(53,140)	(1,145)	(69,410)

Net gain (loss) on investments	(303,168)	(33,392)	(156,067)	(246,272)	(5,504)	(99,220)	(272)	(1,142)

Reinvested capital gains	-	-	-	21,783	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(294,337)	(29,314)	(140,746)	(53,459)	(5,961)	(7,157)	(391)	(10,206)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	AMGP	AMINS	AMMCGS	AMTP	AMRS	AMFAS	AMSRS	OVMS
Reinvested dividends	$897	986	-	-	153	-	1,956	144,354
Asset charges (note 3)	(962)	-	-	(5,021)	-	(676)	(2,817)	(35,917)

Net investment income (loss)	(65)	986	-	(5,021)	153	(676)	(861)	108,437

Realized gain (loss) on investments	50,238	(6)	(1)	132,591	1,877	14,049	(1,077)	(74,166)
Change in unrealized gain (loss) on investments	(56,549)	(3,835)	(46)	(418,445)	(4,976)	(29,282)	(27,750)	(18,885)

Net gain (loss) on investments	(6,311)	(3,841)	(47)	(285,854)	(3,099)	(15,233)	(28,827)	(93,051)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,376)	(2,855)	(47)	(290,875)	(2,946)	(15,909)	(29,688)	15,386

Investment Activity:	OVGR	OVB	OVGS3	OVGS	OVHI3	OVHI	OVGI	OVSC
Reinvested dividends	$1	317,715	96,554	204,117	14,658	6,334	8,616	5,290
Asset charges (note 3)	-	(26,837)	(39,978)	(80,941)	(597)	(218)	(4,225)	(4,130)

Net investment income (loss)	1	290,878	56,576	123,176	14,061	6,116	4,391	1,160

Realized gain (loss) on investments	15	(605,407)	(72,987)	937,718	6,687	(39,116)	(33,986)	171,648
Change in unrealized gain (loss) on investments	(6)	713,073	(617,914)	(2,299,657)	(19,052)	31,384	28,631	(218,371)

Net gain (loss) on investments	9	107,666	(690,901)	(1,361,939)	(12,365)	(7,732)	(5,355)	(46,723)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10	398,544	(634,325)	(1,238,763)	1,696	(1,616)	(964)	(45,563)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	OVAG	PMVFBA	PMVLDA	PMVTRA	PVGIB	PVTIGB	PVTVB	AVBVI
Reinvested dividends	$-	15,431	40,901	2,363	1,527	7,070	-	136
Asset charges (note 3)	(6,026)	(3,950)	(10,495)	(417)	(562)	(1,148)	(3,789)	-

Net investment income (loss)	(6,026)	11,481	30,406	1,946	965	5,922	(3,789)	136

Realized gain (loss) on investments	87,040	42,112	15,133	(3,348)	10,284	18,385	41,674	2,295
Change in unrealized gain (loss) on investments	(78,664)	3,859	(32,247)	(2,554)	(15,937)	(57,233)	(184,930)	(2,704)

Net gain (loss) on investments	8,376	45,971	(17,114)	(5,902)	(5,653)	(38,848)	(143,256)	(409)

Reinvested capital gains	-	2,563	-	4,652	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,350	60,015	13,292	696	(4,688)	(32,926)	(147,045)	(273)

Investment Activity:	AVCA	AVCDI	TRHS2	TRLT2	VWBF	VWEM	VWHA	WRASP
Reinvested dividends	$91	-	-	1,824	164,878	90,617	153,086	26,144
Asset charges (note 3)	(350)	(847)	(2,385)	-	(14,388)	(39,639)	(70,783)	(11,831)

Net investment income (loss)	(259)	(847)	(2,385)	1,824	150,490	50,978	82,303	14,313

Realized gain (loss) on investments	(1,395)	27,117	21,098	(7)	6,590	(65,768)	120,228	58,001
Change in unrealized gain (loss) on investments	(6,720)	(39,856)	(42,705)	(1,525)	(48,562)	(2,198,974)	(2,487,306)	(303,571)

Net gain (loss) on investments	(8,115)	(12,739)	(21,607)	(1,532)	(41,972)	(2,264,742)	(2,367,078)	(245,570)

Reinvested capital gains	-	-	-	671	42,034	-	163,917	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,374)	(13,586)	(23,992)	963	150,552	(2,213,764)	(2,120,858)	(231,257)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	SVDF	SVOF	WFVSCG	NVAGF3	NVAGF6	CSIEF3	GEF3	WSCP
Reinvested dividends	$-	2,718	-	3,712	-	26,442	676	34,016
Asset charges (note 3)	(4,747)	(13,339)	(3,337)	(148)	-	(3,357)	(242)	(28,294)

Net investment income (loss)	(4,747)	(10,621)	(3,337)	3,564	-	23,085	434	5,722

Realized gain (loss) on investments	97,803	49,743	54,033	(6,636)	623	(73,105)	7,965	(167,997)
Change in unrealized gain (loss) on investments	(102,837)	(164,700)	(83,467)	377	(386)	(86,084)	(10,823)	(238,025)

Net gain (loss) on investments	(5,034)	(114,957)	(29,434)	(6,259)	237	(159,189)	(2,858)	(406,022)

Reinvested capital gains	-	-	-	5,065	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,781)	(125,578)	(32,771)	2,370	237	(136,104)	(2,424)	(400,300)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		MLVGA2		DSIF		DSRG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,444,349	4,371,969	52,512	20,129	561,695	545,949	18,666	15,695
Realized gain (loss) on investments	(875,919)	(24,507,558)	120,189	(5,948)	477,114	(150,431)	(115,452)	(226,351)
Change in unrealized gain (loss) on investments	(27,682,935)	110,537,883	(412,695)	192,859	(683,324)	5,266,684	122,715	981,668
Reinvested capital gains	1,859,423	3,783,449	72,206	15,859	282,396	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,255,082)	94,185,743	(167,788)	222,899	637,881	5,662,202	25,929	771,012

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,112,668	38,320,037	156,634	236,135	2,131,538	4,075,686	468,783	508,762
Transfers between funds	-	-	353,527	1,885,614	(556,139)	(1,080,734)	58,274	(136,584)
Surrenders (note 6)	(58,261,846)	(65,803,067)	(157,177)	(102,933)	(3,285,071)	(3,766,177)	(473,983)	(505,456)
Death Benefits (note 4)	(6,531,684)	(6,601,865)	(32,389)	-	(295,119)	(216,523)	(24,873)	(41,813)
Net policy repayments (loans) (note 5)	3,505,934	11,913,812	30,281	(39,031)	(205,492)	327,567	68,161	142,945
Deductions for surrender charges (note 2d)	(65,344)	(29,299)	-	-	(11,292)	(2,230)	(473)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,507,455)	(40,318,328)	(153,036)	(159,053)	(2,610,061)	(2,686,774)	(475,868)	(491,750)
Asset charges (note 3):
MSP contracts	(295,141)	(292,797)	(1,937)	(1,954)	(18,673)	(19,806)	(1,617)	(1,528)
SL contracts or LSFP contracts	(152,467)	(159,085)	-	-	(16,878)	(18,221)	(906)	(912)
Adjustments to maintain reserves	(89,560)	20,379	(9)	(248)	(325)	13,527	(22)	52

Net equity transactions	(68,284,895)	(62,950,213)	195,894	1,818,530	(4,867,512)	(3,373,685)	(382,524)	(526,284)

Net change in contract owners’ equity	(89,539,977)	31,235,530	28,106	2,041,429	(4,229,631)	2,288,517	(356,595)	244,728
Contract owners’ equity beginning of period	678,977,225	647,741,695	3,083,708	1,042,279	44,693,801	42,405,284	6,188,275	5,943,547

Contract owners’ equity end of period	$589,437,248	678,977,225	3,111,814	3,083,708	40,464,170	44,693,801	5,831,680	6,188,275

CHANGES IN UNITS:
Beginning units	37,225,734	38,789,205	232,266	85,822	1,621,968	1,778,613	244,990	267,823
Units purchased	3,922,995	9,245,261	40,427	173,022	96,761	125,210	33,684	25,524
Units redeemed	(7,508,859)	(10,808,732)	(28,212)	(26,578)	(280,295)	(281,855)	(41,582)	(48,357)

Ending units	33,639,870	37,225,734	244,481	232,266	1,438,434	1,621,968	237,092	244,990

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JABS		JACAS		JAGTS2		JAGTS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$29,477	25,032	(10,578)	(14,896)	(2,047)	(631)	(4,417)	(5,821)
Realized gain (loss) on investments	59,278	49,672	295,847	(544,694)	50,416	(980)	141,553	86,076
Change in unrealized gain (loss) on investments	(160,078)	12,523	(570,090)	765,343	(91,728)	50,334	(232,890)	172,946
Reinvested capital gains	72,748	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,425	87,227	(284,821)	205,753	(43,359)	48,723	(95,754)	253,201

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	46,243	81,180	166,438	204,402	48,178	52,253	25,947	56,391
Transfers between funds	531,136	60,185	(817,600)	(215,771)	(30,147)	310,911	(34,110)	(517,458)
Surrenders (note 6)	(132,256)	(45,812)	(362,631)	(647,242)	(47,015)	(7,559)	(54,279)	(163,872)
Death Benefits (note 4)	-	-	(26,813)	(7,748)	(30,231)	(2,846)	(36,402)	(327)
Net policy repayments (loans) (note 5)	(9,864)	17,798	33,843	63,892	47,306	16,973	(22,849)	(21,405)
Deductions for surrender charges (note 2d)	-	-	(787)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(59,388)	(55,749)	(197,871)	(236,912)	(23,183)	(8,134)	(49,175)	(62,004)
Asset charges (note 3):
MSP contracts	(316)	(270)	(1,731)	(1,821)	(70)	(4)	(270)	(343)
SL contracts or LSFP contracts	(200)	(246)	(1,427)	(1,590)	-	-	(1,064)	(983)
Adjustments to maintain reserves	7	55	(16)	1,273	(16)	(76)	99	125

Net equity transactions	375,362	57,141	(1,208,595)	(841,517)	(35,178)	361,518	(172,103)	(709,876)

Net change in contract owners’ equity	376,787	144,368	(1,493,416)	(635,764)	(78,537)	410,241	(267,857)	(456,675)
Contract owners’ equity beginning of period	1,240,279	1,095,911	4,846,759	5,482,523	410,241	-	1,164,497	1,621,172

Contract owners’ equity end of period	$1,617,066	1,240,279	3,353,343	4,846,759	331,704	410,241	896,640	1,164,497

CHANGES IN UNITS:
Beginning units	72,130	68,566	474,679	568,675	36,259	-	204,697	354,878
Units purchased	33,918	11,764	24,829	39,921	6,450	37,505	4,867	8,274
Units redeemed	(12,732)	(8,200)	(145,349)	(133,917)	(10,395)	(1,246)	(36,620)	(158,455)

Ending units	93,316	72,130	354,159	474,679	32,314	36,259	172,944	204,697

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JAIGS2		JAIGS		MIGIC		MVFIC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(10,496)	(866)	(6,676)	(3,300)	87	(68)	20,690	17,359
Realized gain (loss) on investments	481,365	(790,771)	192,533	(319,048)	2,107	(881)	(26,192)	(42,405)
Change in unrealized gain (loss) on investments	(2,684,126)	2,168,401	(1,444,099)	1,152,381	(2,247)	10,203	(24,209)	213,743
Reinvested capital gains	55,772	-	36,004	-	-	-	8,180	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,157,485)	1,376,764	(1,222,238)	830,033	(53)	9,254	(21,531)	188,697

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	298,104	412,492	38,520	20,228	11,318	11,276	107,514	87,014
Transfers between funds	(868,232)	1,014,200	(823,605)	268,338	(2,508)	(50,487)	117,403	259,220
Surrenders (note 6)	(554,182)	(770,814)	(91,167)	(192,644)	-	(39,088)	(135,095)	(68,279)
Death Benefits (note 4)	(8,544)	(1,590)	(19,784)	-	-	-	-	-
Net policy repayments (loans) (note 5)	80,224	105,578	(25,208)	(83,595)	957	1,427	14,627	(28,544)
Deductions for surrender charges (note 2d)	-	(4)	-	(840)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(280,518)	(316,541)	(134,859)	(156,802)	(10,207)	(12,095)	(124,777)	(106,347)
Asset charges (note 3):
MSP contracts	(2,126)	(2,422)	(651)	(807)	-	-	(836)	(715)
SL contracts or LSFP contracts	-	-	(2,580)	(2,611)	(50)	(59)	(390)	(330)
Adjustments to maintain reserves	(165)	84	196	128	(2)	18	35	177

Net equity transactions	(1,335,439)	440,983	(1,059,138)	(148,605)	(492)	(89,008)	(21,519)	142,196

Net change in contract owners’ equity	(3,492,924)	1,817,747	(2,281,376)	681,428	(545)	(79,754)	(43,050)	330,893
Contract owners’ equity beginning of period	7,632,309	5,814,562	4,460,824	3,779,396	169,537	249,291	1,981,749	1,650,856

Contract owners’ equity end of period	$4,139,385	7,632,309	2,179,448	4,460,824	168,992	169,537	1,938,699	1,981,749

CHANGES IN UNITS:
Beginning units	490,768	465,146	239,484	252,908	11,218	18,469	112,437	103,993
Units purchased	27,591	102,376	2,149	17,038	954	1,078	15,385	21,868
Units redeemed	(122,862)	(76,754)	(67,294)	(30,462)	(998)	(8,329)	(16,990)	(13,424)

Ending units	395,497	490,768	174,339	239,484	11,174	11,218	110,832	112,437

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MSVFI		MSEM		MSVRE		NVAMV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$6,280	12,220	46,336	65,469	5,965	21,492	88,029	10,511
Realized gain (loss) on investments	190	(7,689)	73,018	192,094	113,243	(60,006)	24,166	8,503
Change in unrealized gain (loss) on investments	3,646	8,520	(23,784)	(59,235)	(108,526)	376,002	(124,508)	132,915
Reinvested capital gains	-	-	17,289	-	-	-	18,745	17,999

Net increase (decrease) in contract owners’ equity resulting from operations	10,116	13,051	112,859	198,328	10,682	337,488	6,432	169,928

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,014	8,816	41,761	57,962	18,521	90,806	268,108	24,897
Transfers between funds	49,836	(25,639)	(255,347)	300,077	434,872	(34,249)	(239,593)	8,231,500
Surrenders (note 6)	(24,574)	(16,604)	(375,007)	(189,894)	(104,622)	(375,589)	(761,527)	(36,180)
Death Benefits (note 4)	-	-	-	(6,268)	-	(65,624)	(101,736)	(24,542)
Net policy repayments (loans) (note 5)	14,979	2,000	(6,912)	5,400	(3,910)	236,893	152,749	11,326
Deductions for surrender charges (note 2d)	-	-	-	-	-	(5,473)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,682)	(12,040)	(78,233)	(97,177)	(34,904)	(40,933)	(404,039)	(27,434)
Asset charges (note 3):
MSP contracts	(142)	(91)	(1,096)	(1,309)	-	-	(3,795)	(223)
SL contracts or LSFP contracts	(72)	(20)	(521)	(832)	(2,490)	(2,307)	(2,996)	(243)
Adjustments to maintain reserves	2	-	20	(41)	12	6	(23)	(8)

Net equity transactions	37,361	(43,578)	(675,335)	67,918	307,479	(196,470)	(1,092,852)	8,179,093

Net change in contract owners’ equity	47,477	(30,527)	(562,476)	266,246	318,161	141,018	(1,086,420)	8,349,021
Contract owners’ equity beginning of period	186,607	217,134	2,126,007	1,859,761	1,486,514	1,345,496	8,367,655	18,634

Contract owners’ equity end of period	$234,084	186,607	1,563,531	2,126,007	1,804,675	1,486,514	7,281,235	8,367,655

CHANGES IN UNITS:
Beginning units	15,097	18,742	81,838	78,271	44,984	51,731	591,848	1,485
Units purchased	5,233	1,878	2,322	17,265	15,832	2,047	28,434	594,934
Units redeemed	(2,491)	(5,523)	(27,243)	(13,698)	(4,600)	(8,794)	(105,817)	(4,571)

Ending units	17,839	15,097	56,917	81,838	56,216	44,984	514,465	591,848

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$10,011	10,451	22,077	20,184	8,359	5,865	(5,095)	(6,955)
Realized gain (loss) on investments	(17,037)	(69,734)	(1,610)	(17,585)	87,494	(108,724)	142,955	(445,914)
Change in unrealized gain (loss) on investments	16,385	172,348	40,577	64,788	(271,240)	287,831	(242,023)	742,185
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,359	113,065	61,044	67,387	(175,387)	184,972	(104,163)	289,316

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	59,197	63,604	39,390	35,277	67,745	79,507	119,083	125,433
Transfers between funds	(64,943)	(2,995)	(53,059)	62,564	(55,968)	303,043	(184,807)	317,891
Surrenders (note 6)	(104,165)	(75,689)	(54,881)	(371,012)	(54,525)	(86,109)	(270,789)	(125,051)
Death Benefits (note 4)	-	-	-	-	-	(1,761)	-	(1,654)
Net policy repayments (loans) (note 5)	(3,958)	(8,367)	(4,909)	17,441	13,272	(16,058)	71,113	2,514
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,603)	(46,421)	(39,852)	(43,150)	(80,752)	(83,420)	(96,401)	(92,006)
Asset charges (note 3):
MSP contracts	(644)	(558)	(647)	(606)	(758)	(671)	(983)	(511)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(3)	47	6	5	(14)	691	48	1,496

Net equity transactions	(157,119)	(70,379)	(113,952)	(299,481)	(111,000)	195,222	(362,736)	228,112

Net change in contract owners’ equity	(147,760)	42,686	(52,908)	(232,094)	(286,387)	380,194	(466,899)	517,428
Contract owners’ equity beginning of period	1,124,499	1,081,813	1,261,476	1,493,570	1,956,109	1,575,915	2,265,127	1,747,699

Contract owners’ equity end of period	$976,739	1,124,499	1,208,568	1,261,476	1,669,722	1,956,109	1,798,228	2,265,127

CHANGES IN UNITS:
Beginning units	105,848	113,498	111,032	138,641	167,063	149,129	218,683	198,418
Units purchased	13,955	12,084	4,920	13,975	10,440	39,629	19,383	43,713
Units redeemed	(28,193)	(19,734)	(14,879)	(41,584)	(19,521)	(21,695)	(55,141)	(23,448)

Ending units	91,610	105,848	101,073	111,032	157,982	167,063	182,925	218,683

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAGI2		HIBF		HIBF3		GEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,217	3,238	11,152	12,597	147,091	149,985	(797)	(10,677)
Realized gain (loss) on investments	(6,589)	(76,937)	(3,279)	(3,894)	29,182	223,312	104,373	(273,568)
Change in unrealized gain (loss) on investments	(26,492)	184,265	(2,530)	9,857	(111,679)	(145,519)	(402,458)	464,718
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(27,864)	110,566	5,343	18,560	64,594	227,778	(298,882)	180,473

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	55,275	29,267	-	-	84,481	116,711	5,731	98,396
Transfers between funds	12,175	390,834	(6,214)	(2,299)	158,358	(1,574,664)	(120,326)	(364,179)
Surrenders (note 6)	(37,134)	(285,942)	(10,099)	(12,933)	(188,333)	(123,472)	(167,428)	(103,234)
Death Benefits (note 4)	-	-	-	-	-	-	(5,455)	-
Net policy repayments (loans) (note 5)	6,161	7,655	(139)	(2,147)	(7,567)	(42,918)	(11,603)	(26,974)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,136)	(24,832)	(4,815)	(5,391)	(71,718)	(70,201)	(44,721)	(56,289)
Asset charges (note 3):
MSP contracts	(214)	(201)	(611)	(585)	(1,015)	(1,004)	-	-
SL contracts or LSFP contracts	-	-	(84)	(78)	(259)	(279)	(85)	(320)
Adjustments to maintain reserves	(4)	958	(6)	4	(15)	(5)	(17)	53

Net equity transactions	(3,877)	117,739	(21,968)	(23,429)	(26,068)	(1,695,832)	(343,904)	(452,547)

Net change in contract owners’ equity	(31,741)	228,305	(16,625)	(4,869)	38,526	(1,468,054)	(642,786)	(272,074)
Contract owners’ equity beginning of period	1,064,523	836,218	150,915	155,784	1,887,771	3,355,825	1,607,423	1,879,497

Contract owners’ equity end of period	$1,032,782	1,064,523	134,290	150,915	1,926,297	1,887,771	964,637	1,607,423

CHANGES IN UNITS:
Beginning units	122,016	105,828	9,042	10,574	135,558	271,715	58,584	79,661
Units purchased	9,002	53,923	-	-	17,841	15,458	1,159	155
Units redeemed	(9,340)	(37,735)	(1,296)	(1,532)	(19,467)	(151,615)	(13,690)	(21,232)

Ending units	121,678	122,016	7,746	9,042	133,932	135,558	46,053	58,584

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GEM3		GIG		GIG3		NVNMO1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,669	(15,182)	5,276	2,991	29,104	16,658	6,178	(41,608)
Realized gain (loss) on investments	57,121	(1,177,787)	(75,093)	(324,137)	95,396	58,975	224,257	189,393
Change in unrealized gain (loss) on investments	(916,508)	1,735,792	(93)	399,488	(521,246)	359,404	(1,886,597)	553,207
Reinvested capital gains	-	-	-	-	-	-	101,721	1,134,048

Net increase (decrease) in contract owners’ equity resulting from operations	(850,718)	542,823	(69,910)	78,342	(396,746)	435,037	(1,554,441)	1,835,040

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	169,495	209,169	27,359	33,580	177,947	205,216	741,187	763,044
Transfers between funds	(109,387)	143,391	(77,013)	(274,240)	277,840	(137,937)	(428,182)	(677,153)
Surrenders (note 6)	(186,394)	(346,519)	(88,570)	(44,987)	(330,087)	(253,000)	(913,768)	(725,424)
Death Benefits (note 4)	(14,101)	(201)	(6,278)	99	-	(41,888)	(96,123)	(72,255)
Net policy repayments (loans) (note 5)	(8,884)	49,378	7,865	17,916	(461)	25,311	(352)	177,568
Deductions for surrender charges (note 2d)	-	(4)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(173,770)	(200,396)	(25,792)	(32,444)	(205,358)	(228,930)	(751,483)	(808,963)
Asset charges (note 3):
MSP contracts	(1,747)	(1,952)	(245)	(300)	(2,524)	(2,614)	(7,722)	(8,010)
SL contracts or LSFP contracts	(1,376)	(1,318)	(422)	(370)	-	-	(6)	(15)
Adjustments to maintain reserves	(39)	(6,703)	(8)	8	(25)	(174)	(33)	4

Net equity transactions	(326,203)	(155,155)	(163,104)	(300,738)	(82,668)	(434,016)	(1,456,482)	(1,351,204)

Net change in contract owners’ equity	(1,176,921)	387,668	(233,014)	(222,396)	(479,414)	1,021	(3,010,923)	483,836
Contract owners’ equity beginning of period	3,990,152	3,602,484	813,837	1,036,233	3,872,533	3,871,512	13,946,801	13,462,965

Contract owners’ equity end of period	$2,813,231	3,990,152	580,823	813,837	3,393,119	3,872,533	10,935,878	13,946,801

CHANGES IN UNITS:
Beginning units	192,806	201,315	63,190	91,124	484,567	545,845	1,543,482	1,713,387
Units purchased	10,458	31,566	3,726	4,144	71,634	39,505	106,150	116,444
Units redeemed	(27,348)	(40,075)	(17,002)	(32,078)	(83,305)	(100,783)	(272,998)	(286,349)

Ending units	175,916	192,806	49,914	63,190	472,896	484,567	1,376,634	1,543,482

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVNSR1		NVCRA1		NVCRB1		NVCCA1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$548	134	1,826	(222)	4,113	1,043	7,280	648
Realized gain (loss) on investments	2,726	296	3,124	13,097	18,134	9,252	2,100	(5,432)
Change in unrealized gain (loss) on investments	(18,843)	1,191	(18,511)	(8,344)	(25,295)	10,321	(33,157)	42,231
Reinvested capital gains	-	-	1,971	7,199	1,394	-	2,742	15

Net increase (decrease) in contract owners’ equity resulting from operations	(15,569)	1,621	(11,590)	11,730	(1,654)	20,616	(21,035)	37,462

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,607	344	41,709	27,450	7,085	5,547	31,889	27,260
Transfers between funds	243,483	5,884	30,580	5,155	50,477	21,235	99,656	75,004
Surrenders (note 6)	(10,493)	(2,359)	(1,470)	(30,012)	(98,779)	-	(53,844)	(1,602)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,222)	-	(21)	(42)	(1,158)	4	(470)	794
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,789)	(678)	(21,289)	(5,047)	(45,340)	(47,809)	(42,884)	(39,340)
Asset charges (note 3):
MSP contracts	-	-	-	-	(43)	(40)	(45)	(42)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	10	7	(2)	-	4	12	(6)	15

Net equity transactions	216,596	3,198	49,507	(2,496)	(87,754)	(21,051)	34,296	62,089

Net change in contract owners’ equity	201,027	4,819	37,917	9,234	(89,408)	(435)	13,261	99,551
Contract owners’ equity beginning of period	35,831	31,012	100,336	91,102	231,415	231,850	388,308	288,757

Contract owners’ equity end of period	$236,858	35,831	138,253	100,336	142,007	231,415	401,569	388,308

CHANGES IN UNITS:
Beginning units	3,617	3,848	10,685	11,102	22,194	24,401	38,825	32,282
Units purchased	23,218	145	7,593	3,872	3,152	2,730	12,957	10,980
Units redeemed	(2,008)	(376)	(2,482)	(4,289)	(11,417)	(4,937)	(10,009)	(4,437)

Ending units	24,827	3,617	15,796	10,685	13,929	22,194	41,773	38,825

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCCN1		NVCMD1		NVCMA1		NVCMC1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,853	1,459	20,350	4,095	5,793	396	9,169	3,789
Realized gain (loss) on investments	6,452	9,202	78,359	(7,014)	10,410	18,340	28,633	34,001
Change in unrealized gain (loss) on investments	(6,379)	(1,767)	(132,797)	109,435	(31,399)	17,960	(38,392)	8,069
Reinvested capital gains	564	3,613	6,389	-	2,579	-	2,556	842

Net increase (decrease) in contract owners’ equity resulting from operations	3,490	12,507	(27,699)	106,516	(12,617)	36,696	1,966	46,701

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12,820	4,855	38,535	63,988	113,526	20,074	12,342	27,995
Transfers between funds	(131,623)	138,604	59,074	234,345	16,959	94,390	119,479	55,604
Surrenders (note 6)	(5,817)	-	(161,406)	(33,564)	(29,202)	(60,442)	(224,546)	(57,450)
Death Benefits (note 4)	(25,187)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	50	10,188	19,734	(88,916)	13,470	22,842	(38,039)	5,195
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,166)	(21,433)	(88,842)	(83,361)	(20,901)	(18,130)	(30,626)	(27,192)
Asset charges (note 3):
MSP contracts	(206)	(181)	(800)	(668)	-	-	(1,262)	(1,142)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	(1)	6	21	2	(1)	(3)	12

Net equity transactions	(168,128)	132,032	(133,699)	91,845	93,854	58,733	(162,655)	3,022

Net change in contract owners’ equity	(164,638)	144,539	(161,398)	198,361	81,237	95,429	(160,689)	49,723
Contract owners’ equity beginning of period	299,662	155,123	1,076,479	878,118	282,277	186,848	510,935	461,212

Contract owners’ equity end of period	$135,024	299,662	915,081	1,076,479	363,514	282,277	350,246	510,935

CHANGES IN UNITS:
Beginning units	27,448	15,102	105,271	95,191	28,988	21,636	47,944	47,131
Units purchased	2,738	14,667	17,842	35,875	15,780	14,212	13,107	10,931
Units redeemed	(17,963)	(2,321)	(31,074)	(25,795)	(5,420)	(6,860)	(28,012)	(10,118)

Ending units	12,223	27,448	92,039	105,271	39,348	28,988	33,039	47,944

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCBD1		NVLCP1		TRF		GBF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$10,992	5,788	2,997	1,233	238,238	172,017	262,950	289,324
Realized gain (loss) on investments	5,577	2,330	2,083	1,727	(1,175,009)	(2,113,332)	(7,273)	186,867
Change in unrealized gain (loss) on investments	4,113	(903)	2,437	(669)	978,156	7,158,065	416,282	(429,591)
Reinvested capital gains	-	2,712	121	1,454	-	-	32,194	435,797

Net increase (decrease) in contract owners’ equity resulting from operations	20,682	9,927	7,638	3,745	41,385	5,216,750	704,153	482,397

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	6,222	31,698	5,900	2,539	3,666,045	4,003,972	414,490	677,946
Transfers between funds	204,914	135,830	72,964	42,718	(275,736)	(613,246)	(376,070)	803,201
Surrenders (note 6)	(8,910)	(20,954)	(3,275)	-	(3,347,145)	(4,074,840)	(714,403)	(1,925,188)
Death Benefits (note 4)	-	-	-	-	(618,854)	(347,794)	(128,786)	(164,667)
Net policy repayments (loans) (note 5)	852	(2,526)	(327)	-	540,650	962,129	147,351	420,627
Deductions for surrender charges (note 2d)	-	-	-	-	(3,082)	(25)	(2,725)	(6,159)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,567)	(7,558)	(5,625)	(2,148)	(4,073,055)	(4,268,290)	(607,067)	(672,966)
Asset charges (note 3):
MSP contracts	(330)	(269)	(33)	(70)	(14,024)	(14,945)	(11,970)	(11,910)
SL contracts or LSFP contracts	(176)	(132)	-	-	(6,203)	(6,715)	(1,703)	(2,381)
Adjustments to maintain reserves	(2)	79	10	(5)	(302)	972	179	50

Net equity transactions	191,003	136,168	69,614	43,034	(4,131,706)	(4,358,782)	(1,280,704)	(881,447)

Net change in contract owners’ equity	211,685	146,095	77,252	46,779	(4,090,321)	857,968	(576,551)	(399,050)
Contract owners’ equity beginning of period	281,877	135,782	66,015	19,236	45,658,148	44,800,180	11,483,616	11,882,666

Contract owners’ equity end of period	$493,562	281,877	143,267	66,015	41,567,827	45,658,148	10,907,065	11,483,616

CHANGES IN UNITS:
Beginning units	24,675	12,632	5,333	1,673	1,326,428	1,463,886	403,642	443,767
Units purchased	17,963	17,488	7,810	3,876	130,677	149,335	19,254	54,410
Units redeemed	(1,914)	(5,445)	(2,221)	(216)	(250,917)	(286,793)	(63,663)	(94,535)

Ending units	40,724	24,675	10,922	5,333	1,206,188	1,326,428	359,233	403,642

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	CAF		GVIX6		GVIDA		NVDBL2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$778	4,859	15,186	8,999	24,986	22,820	2,491	788
Realized gain (loss) on investments	(120,956)	(280,958)	(88,082)	(17,787)	5,671	(240,168)	5,074	(513)
Change in unrealized gain (loss) on investments	(61,303)	2,268,852	(54,752)	45,270	(106,615)	512,227	(9,200)	9,717
Reinvested capital gains	-	-	-	-	-	-	75	346

Net increase (decrease) in contract owners’ equity resulting from operations	(181,481)	1,992,753	(127,648)	36,482	(75,958)	294,879	(1,560)	10,338

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,040,477	1,167,891	8,756	11,983	123,131	137,113	10,746	17,089
Transfers between funds	370,139	(93,975)	134,419	1,887	(161,937)	58,045	(154,020)	163,987
Surrenders (note 6)	(1,074,816)	(1,107,793)	(10,222)	(2,609)	(185,315)	(293,268)	(7,047)	-
Death Benefits (note 4)	(163,245)	(32,268)	(6,698)	-	-	(9,277)	-	-
Net policy repayments (loans) (note 5)	148,037	223,513	(25,314)	(13,135)	(10,952)	59,448	50	(6,338)
Deductions for surrender charges (note 2d)	(192)	(14)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,084,883)	(1,129,402)	(18,365)	(13,231)	(108,527)	(112,824)	(2,558)	(2,096)
Asset charges (note 3):
MSP contracts	(3,445)	(4,014)	(1,469)	(1,535)	(521)	(472)	(5)	-
SL contracts or LSFP contracts	(2,929)	(2,824)	-	-	(79)	(213)	-	-
Adjustments to maintain reserves	(105)	257	(3)	(5)	4	(36)	-	4

Net equity transactions	(770,962)	(978,629)	81,104	(16,645)	(344,196)	(161,484)	(152,834)	172,646

Net change in contract owners’ equity	(952,443)	1,014,124	(46,544)	19,837	(420,154)	133,395	(154,394)	182,984
Contract owners’ equity beginning of period	12,635,900	11,621,776	553,804	533,967	2,207,735	2,074,340	224,900	41,916

Contract owners’ equity end of period	$11,683,457	12,635,900	507,260	553,804	1,787,581	2,207,735	70,506	224,900

CHANGES IN UNITS:
Beginning units	631,903	682,645	59,497	61,450	150,136	161,126	17,744	3,613
Units purchased	100,763	84,869	9,687	2,437	15,998	23,162	1,606	14,835
Units redeemed	(125,916)	(135,611)	(6,455)	(4,390)	(38,648)	(34,152)	(13,798)	(704)

Ending units	606,750	631,903	62,729	59,497	127,486	150,136	5,552	17,744

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVDCA2		GVIDC		GVIDM		GVDMA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$523	174	17,352	16,767	84,548	70,999	81,268	70,388
Realized gain (loss) on investments	(1,279)	3,763	17,546	3,654	(113,634)	(153,377)	(102,560)	(152,367)
Change in unrealized gain (loss) on investments	(2,166)	(2,320)	(15,725)	27,811	(3,079)	556,833	(114,778)	712,147
Reinvested capital gains	61	28	3,085	2,496	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,861)	1,645	22,258	50,728	(32,165)	474,455	(136,070)	630,168

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	628	589	21,298	46,695	492,101	289,638	254,447	371,498
Transfers between funds	84,218	2,398	104,801	(340,152)	208,045	220,817	28,628	(135,138)
Surrenders (note 6)	(559)	(18,047)	(57,836)	(25,606)	(387,048)	(678,150)	(764,165)	(498,756)
Death Benefits (note 4)	-	-	(10,326)	(4,244)	(7,003)	-	-	(18,048)
Net policy repayments (loans) (note 5)	(27)	(22)	(8,937)	7,820	31,014	53,657	324,975	275,778
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(7,000)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,094)	(3,216)	(49,665)	(50,441)	(336,141)	(320,970)	(311,783)	(336,296)
Asset charges (note 3):
MSP contracts	-	-	(637)	(599)	(10,411)	(9,887)	(3,481)	(3,889)
SL contracts or LSFP contracts	-	-	(217)	(307)	(1,329)	(881)	(1,018)	(1,233)
Adjustments to maintain reserves	18	(3)	9	9	(31)	176	(11)	(6)

Net equity transactions	81,184	(18,301)	(1,510)	(366,825)	(10,803)	(445,600)	(479,408)	(346,090)

Net change in contract owners’ equity	78,323	(16,656)	20,748	(316,097)	(42,968)	28,855	(615,478)	284,078
Contract owners’ equity beginning of period	3,656	20,312	931,077	1,247,174	4,989,368	4,960,513	5,753,620	5,469,542

Contract owners’ equity end of period	$81,979	3,656	951,825	931,077	4,946,400	4,989,368	5,138,142	5,753,620

CHANGES IN UNITS:
Beginning units	271	1,670	68,634	96,553	343,926	377,610	390,963	416,972
Units purchased	6,328	265	11,884	10,257	52,263	47,869	28,193	41,086
Units redeemed	(445)	(1,664)	(11,883)	(38,176)	(54,674)	(81,553)	(60,118)	(67,095)

Ending units	6,154	271	68,635	68,634	341,515	343,926	359,038	390,963

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVDMC		MCIF		SAM		NVMIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$50,790	42,824	13,952	36,009	(109,669)	(117,266)	36,794	11,014
Realized gain (loss) on investments	(66,936)	(47,456)	(37,541)	(164,091)	-	-	142,671	133,819
Change in unrealized gain (loss) on investments	62,203	222,079	(227,853)	1,249,099	-	-	(630,651)	463,985
Reinvested capital gains	-	-	80,462	5,482	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	46,057	217,447	(170,980)	1,126,499	(109,669)	(117,266)	(451,186)	608,818

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	179,165	368,988	217,539	303,614	1,277,662	1,409,373	222,852	269,120
Transfers between funds	(284,438)	206,350	483,979	267,413	8,844,186	3,208,442	53,206	(237,798)
Surrenders (note 6)	(134,498)	(214,969)	(439,266)	(700,589)	(4,224,040)	(8,250,865)	(425,446)	(635,309)
Death Benefits (note 4)	(2,526)	(72,700)	(53,517)	(4,138)	(377,413)	(416,881)	(25,510)	(37,504)
Net policy repayments (loans) (note 5)	(4,507)	106,194	492	107,228	683,595	1,969,053	(26,524)	44,894
Deductions for surrender charges (note 2d)	-	-	(774)	(96)	(6,122)	(3,931)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(112,020)	(123,057)	(413,267)	(404,875)	(1,552,073)	(1,657,738)	(275,458)	(301,670)
Asset charges (note 3):
MSP contracts	(1,951)	(1,897)	(2,672)	(2,624)	(16,498)	(16,748)	(1,785)	(1,998)
SL contracts or LSFP contracts	(271)	(68)	(1,254)	(1,133)	(8,249)	(9,377)	(16)	(31)
Adjustments to maintain reserves	(4)	9	2	5,382	(421)	3,978	(21)	(281)

Net equity transactions	(361,050)	268,850	(208,738)	(429,818)	4,620,627	(3,764,694)	(478,702)	(900,577)

Net change in contract owners’ equity	(314,993)	486,297	(379,718)	696,681	4,510,958	(3,881,960)	(929,888)	(291,759)
Contract owners’ equity beginning of period	3,059,988	2,573,691	5,399,693	4,703,012	19,665,551	23,547,511	5,108,878	5,400,637

Contract owners’ equity end of period	$2,744,995	3,059,988	5,019,975	5,399,693	24,176,509	19,665,551	4,178,990	5,108,878

CHANGES IN UNITS:
Beginning units	215,942	198,359	289,034	315,025	1,169,758	1,378,217	542,276	650,189
Units purchased	20,078	144,446	39,527	34,294	575,504	270,836	43,031	40,526
Units redeemed	(46,062)	(126,863)	(50,226)	(60,285)	(323,826)	(479,295)	(99,229)	(148,439)

Ending units	189,958	215,942	278,335	289,034	1,421,436	1,169,758	486,078	542,276

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVDIVI		GVDIV3		NVMLG1		NVMLV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,971	4,438	7,741	13,624	(8,600)	(5,768)	9,325	4,042
Realized gain (loss) on investments	(64,097)	(39,454)	(51,322)	(458,264)	31,706	11,999	13,900	27,141
Change in unrealized gain (loss) on investments	29,858	44,744	(52,208)	470,450	(87,815)	90,582	(164,321)	(8,401)
Reinvested capital gains	-	-	-	-	-	69,818	44,577	62,588

Net increase (decrease) in contract owners’ equity resulting from operations	(32,268)	9,728	(95,789)	25,810	(64,709)	166,631	(96,519)	85,370

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	42,654	50,715	85,712	109,161	105,692	66,225
Transfers between funds	(3,229)	(30,587)	(180,521)	(201,976)	(25,182)	1,526,251	(44,168)	1,109,195
Surrenders (note 6)	(95,754)	(12,341)	(68,894)	(35,485)	(186,187)	(122,586)	(125,815)	(113,726)
Death Benefits (note 4)	-	-	-	-	(19,729)	-	(6,066)	(105)
Net policy repayments (loans) (note 5)	(2,440)	(913)	(19,541)	(13,140)	(15,891)	10,481	(27,249)	443
Deductions for surrender charges (note 2d)	-	-	-	-	-	(89)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,667)	(10,216)	(28,566)	(36,900)	(99,420)	(79,328)	(78,183)	(54,263)
Asset charges (note 3):
MSP contracts	-	(30)	(179)	(176)	(955)	(663)	(647)	(630)
SL contracts or LSFP contracts	(26)	(26)	(225)	(228)	(736)	(504)	(941)	(496)
Adjustments to maintain reserves	(5)	174	55	(14,494)	(76)	183	(13,029)	(17,392)

Net equity transactions	(109,121)	(53,939)	(255,217)	(251,684)	(262,464)	1,442,906	(190,406)	989,251

Net change in contract owners’ equity	(141,389)	(44,211)	(351,006)	(225,874)	(327,173)	1,609,537	(286,925)	1,074,621
Contract owners’ equity beginning of period	272,164	316,375	821,124	1,046,998	1,924,890	315,353	1,532,191	457,570

Contract owners’ equity end of period	$130,775	272,164	470,118	821,124	1,597,717	1,924,890	1,245,266	1,532,191

CHANGES IN UNITS:
Beginning units	16,122	19,785	78,835	106,219	204,503	38,502	167,050	56,861
Units purchased	147	-	6,236	4,903	13,145	186,425	14,363	129,127
Units redeemed	(6,971)	(3,663)	(31,029)	(32,287)	(42,001)	(20,424)	(35,196)	(18,938)

Ending units	9,298	16,122	54,042	78,835	175,647	204,503	146,217	167,050

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMMG1		NVMMV2		SCGF		SCVF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(156,832)	(149,335)	49,343	145,649	(12,312)	(4,505)	(1,295)	5,895
Realized gain (loss) on investments	1,064,863	650,941	398,752	337,837	274,872	(114,576)	(286,032)	(334,585)
Change in unrealized gain (loss) on investments	(2,198,178)	5,730,338	(1,078,934)	1,953,969	(370,241)	278,011	9,738	1,530,187
Reinvested capital gains	-	-	80,983	915,232	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,290,147)	6,231,944	(549,856)	3,352,687	(107,681)	158,930	(277,589)	1,201,497

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,415,357	1,606,684	858,953	913,327	52,363	45,021	198,942	188,336
Transfers between funds	(467,627)	(1,116,465)	(207,765)	(206,759)	558,971	482,087	(9,715)	(151,845)
Surrenders (note 6)	(1,845,986)	(2,466,636)	(1,481,560)	(1,701,362)	(63,726)	(93,976)	(571,718)	(690,780)
Death Benefits (note 4)	(174,012)	(113,957)	(41,752)	(213,371)	-	-	(41,852)	(10,448)
Net policy repayments (loans) (note 5)	39,992	612,037	111,600	322,875	(4,690)	60,393	(12,122)	374,259
Deductions for surrender charges (note 2d)	-	(1)	-	-	-	(208)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,765,381)	(1,868,743)	(1,095,869)	(1,154,017)	(69,742)	(50,219)	(271,178)	(285,195)
Asset charges (note 3):
MSP contracts	(8,312)	(7,916)	(5,887)	(5,406)	(390)	(94)	(2,799)	(2,854)
SL contracts or LSFP contracts	(209)	(191)	(33)	(58)	(308)	(201)	(3,564)	(3,326)
Adjustments to maintain reserves	(9,750)	1,958	21	932	237	(33,921)	(13)	(486)

Net equity transactions	(2,815,928)	(3,353,230)	(1,862,292)	(2,043,839)	472,715	408,882	(714,019)	(582,339)

Net change in contract owners’ equity	(4,106,075)	2,878,714	(2,412,148)	1,308,848	365,034	567,812	(991,608)	619,158
Contract owners’ equity beginning of period	29,260,056	26,381,342	20,463,798	19,154,950	1,379,712	811,900	5,683,726	5,064,568

Contract owners’ equity end of period	$25,153,981	29,260,056	18,051,650	20,463,798	1,744,746	1,379,712	4,692,118	5,683,726

CHANGES IN UNITS:
Beginning units	2,934,551	3,336,243	1,969,690	2,193,163	192,212	139,140	239,727	268,719
Units purchased	184,853	243,322	111,839	133,362	79,028	83,108	13,001	16,425
Units redeemed	(470,603)	(645,014)	(292,907)	(356,835)	(23,149)	(30,036)	(43,728)	(45,417)

Ending units	2,648,801	2,934,551	1,788,622	1,969,690	248,091	192,212	209,000	239,727

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCF		MSBF		NVSTB2		NVOLG1
	2011	2010	2011	2010	2011	2010	2011	2010

Investment activity:
Net investment income (loss)	$4,461	(38,393)	66,435	86,188	5,670	6,245	78,991	(14,004)
Realized gain (loss) on investments	(874,181)	(1,150,338)	38,288	87,447	(3,222)	13,022	69,259	10,218
Change in unrealized gain (loss) on investments	(223,275)	5,106,718	(26,044)	(12,157)	(2,075)	7,818	(1,524,082)	179,140
Reinvested capital gains	-	-	-	-	-	970	173,895	14,381

Net increase (decrease) in contract owners’ equity resulting from operations	(1,092,995)	3,917,987	78,679	161,478	373	28,055	(1,201,937)	189,735

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	671,358	726,664	36,839	69,043	14,261	21,196	2,140,290	152,068
Transfers between funds	(287,210)	(350,240)	645,156	(50,143)	(33,903)	(1,242,639)	(3,335,135)	54,649,887
Surrenders (note 6)	(1,613,219)	(1,408,570)	(121,950)	(119,380)	(38,992)	(211,140)	(4,672,504)	(213,325)
Death Benefits (note 4)	(194,921)	(48,971)	-	(24,583)	-	(2,001)	(553,149)	(25,203)
Net policy repayments (loans) (note 5)	84,806	152,385	(13)	1,483	1,299	(4,904)	180,998	(9,619)
Deductions for surrender charges (note 2d)	(341)	(647)	-	(356)	-	-	(4,702)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(982,638)	(1,021,917)	(60,491)	(56,883)	(15,982)	(51,978)	(2,720,424)	(176,242)
Asset charges (note 3):
MSP contracts	(7,951)	(7,913)	(1,272)	(1,253)	(188)	(286)	(19,706)	(1,306)
SL contracts or LSFP contracts	(4,652)	(4,588)	(434)	(350)	-	-	(16,252)	(1,270)
Adjustments to maintain reserves	(3,083)	1,989	40	18	6	3	(80)	106

Net equity transactions	(2,337,851)	(1,961,808)	497,875	(182,404)	(73,499)	(1,491,749)	(9,000,664)	54,375,096

Net change in contract owners’ equity	(3,430,846)	1,956,179	576,554	(20,926)	(73,126)	(1,463,694)	(10,202,601)	54,564,831
Contract owners’ equity beginning of period	19,138,127	17,181,948	1,469,170	1,490,096	522,328	1,986,022	54,571,111	6,280

Contract owners’ equity end of period	$15,707,281	19,138,127	2,045,724	1,469,170	449,202	522,328	44,368,510	54,571,111

CHANGES IN UNITS:
Beginning units	493,349	551,540	87,760	97,315	48,536	188,046	3,873,569	484
Units purchased	23,957	28,104	38,085	14,577	3,055	4,457	201,686	3,901,151
Units redeemed	(85,318)	(86,295)	(8,769)	(24,132)	(10,161)	(143,967)	(836,969)	(28,066)

Ending units	431,988	493,349	117,076	87,760	41,430	48,536	3,238,286	3,873,569

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVTIV3		EIF		NVRE1		ALVGIA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,376	654	5,560	7,639	32,905	118,249	1,949	(1,441)
Realized gain (loss) on investments	(2,594)	282	(42,770)	(95,141)	590,310	471,775	15,525	(92,035)
Change in unrealized gain (loss) on investments	(8,412)	(2,671)	21,874	187,683	(128,136)	918,575	(618)	114,843
Reinvested capital gains	69	5,977	-	-	37,461	706,722	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,561)	4,242	(15,336)	100,181	532,540	2,215,321	16,856	21,367

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,426	3,197	42,428	40,589	404,998	393,487	21,285	7,772
Transfers between funds	12,649	28,298	(2,435)	118,392	235,903	43,634	87,409	(84,010)
Surrenders (note 6)	(8,994)	(635)	(141,189)	(58,957)	(649,690)	(763,346)	(60,111)	(96,778)
Death Benefits (note 4)	-	-	-	-	(43,955)	(66,214)	-	-
Net policy repayments (loans) (note 5)	37	-	23,917	9,020	(13,592)	108,422	(2,644)	(3,544)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,433)	(2,224)	(48,018)	(49,992)	(504,176)	(510,204)	(15,616)	(17,381)
Asset charges (note 3):
MSP contracts	-	-	(19)	(21)	(3,953)	(4,142)	(88)	(42)
SL contracts or LSFP contracts	(16)	-	(193)	(192)	(750)	(374)	(17)	(135)
Adjustments to maintain reserves	5	17	(4)	9	32	149	2	307

Net equity transactions	11,674	28,653	(125,513)	58,848	(575,183)	(798,588)	30,220	(193,811)

Net change in contract owners’ equity	2,113	32,895	(140,849)	159,029	(42,643)	1,416,733	47,076	(172,444)
Contract owners’ equity beginning of period	45,545	12,650	758,064	599,035	9,282,503	7,865,770	241,203	413,647

Contract owners’ equity end of period	$47,658	45,545	617,215	758,064	9,239,860	9,282,503	288,279	241,203

CHANGES IN UNITS:
Beginning units	3,316	974	47,749	43,440	978,940	1,074,065	17,280	33,089
Units purchased	1,264	2,571	3,506	12,006	78,753	79,274	7,384	846
Units redeemed	(596)	(229)	(11,241)	(7,697)	(138,076)	(174,399)	(5,184)	(16,655)

Ending units	3,984	3,316	40,014	47,749	919,617	978,940	19,480	17,280

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ALVSVA		ACVB		ACVCA		ACVIG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$730	(125)	51,014	49,350	(11,689)	(11,028)	18,927	17,868
Realized gain (loss) on investments	63,674	(70,403)	(58,159)	(68,585)	30,556	(22,517)	(79,146)	(45,652)
Change in unrealized gain (loss) on investments	(176,863)	296,656	190,455	415,240	(123,789)	399,748	114,956	245,512
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(112,459)	226,128	183,310	396,005	(104,922)	366,203	54,737	217,728

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,784	52,311	177,123	205,040	14,900	10,774	80,457	94,473
Transfers between funds	(84,011)	514,173	107,858	(88,405)	(29,560)	(10,077)	122,469	26,992
Surrenders (note 6)	(119,242)	(108,208)	(278,415)	(325,437)	(49,999)	(221,101)	(159,088)	(63,523)
Death Benefits (note 4)	-	-	(138,534)	(1,160)	(78,685)	(23,295)	(3,531)	-
Net policy repayments (loans) (note 5)	3,454	3,825	33,608	95,549	26,127	113,407	(89,543)	2,914
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(4,439)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(54,443)	(57,583)	(225,976)	(250,562)	(41,002)	(43,313)	(100,423)	(106,124)
Asset charges (note 3):
MSP contracts	(856)	(648)	(2,744)	(2,647)	-	-	(2,060)	(1,965)
SL contracts or LSFP contracts	(331)	(226)	39	(693)	(1,185)	(1,064)	(439)	(420)
Adjustments to maintain reserves	(10)	(242)	3	101	(827)	(52)	(3)	181

Net equity transactions	(218,655)	403,402	(327,038)	(368,214)	(160,231)	(174,721)	(156,600)	(47,472)

Net change in contract owners’ equity	(331,114)	629,530	(143,728)	27,791	(265,153)	191,482	(101,863)	170,256
Contract owners’ equity beginning of period	1,331,160	701,630	3,936,869	3,909,078	1,561,646	1,370,164	1,836,399	1,666,143

Contract owners’ equity end of period	$1,000,046	1,331,160	3,793,141	3,936,869	1,296,493	1,561,646	1,734,536	1,836,399

CHANGES IN UNITS:
Beginning units	57,763	38,455	177,862	193,696	122,710	142,427	146,005	150,627
Units purchased	4,497	27,488	18,274	11,976	2,721	3,182	18,575	12,945
Units redeemed	(14,764)	(8,180)	(32,379)	(27,810)	(15,209)	(22,899)	(29,887)	(17,567)

Ending units	47,496	57,763	163,757	177,862	110,222	122,710	134,693	146,005

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVIP2		ACVI		ACVI3		ACVMV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$70,644	24,247	6,361	13,245	3,314	4,767	11,429	24,617
Realized gain (loss) on investments	48,313	64,635	(46,078)	(45,943)	14,108	6,093	44,464	81,482
Change in unrealized gain (loss) on investments	63,136	2,924	(48,950)	122,388	(44,492)	16,848	(136,598)	121,789
Reinvested capital gains	22,645	-	-	-	-	-	37,368	-

Net increase (decrease) in contract owners’ equity resulting from operations	204,738	91,806	(88,667)	89,690	(27,070)	27,708	(43,337)	227,888

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	115,693	73,513	350	(146)	14,162	13,393	98,376	58,072
Transfers between funds	442,600	10,265	(86,124)	(34,929)	(13,016)	(13,227)	95,562	413,580
Surrenders (note 6)	(96,964)	(137,150)	(45,509)	(1,050)	(2,711)	(4,036)	(50,966)	(256,027)
Death Benefits (note 4)	-	(6,213)	(6,595)	(46,965)	-	-	(8,416)	-
Net policy repayments (loans) (note 5)	(515)	5,217	2,792	(11,559)	84	9,728	(16,014)	27,760
Deductions for surrender charges (note 2d)	(653)	(827)	(873)	-	(51)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(84,258)	(80,149)	(23,512)	(29,031)	(6,511)	(7,617)	(59,067)	(71,264)
Asset charges (note 3):
MSP contracts	(2,373)	(2,257)	-	-	-	-	(488)	(469)
SL contracts or LSFP contracts	(409)	(340)	(1,540)	(1,402)	(947)	(879)	(57)	(81)
Adjustments to maintain reserves	15	262	(2,537)	6,566	1	(4)	9	161

Net equity transactions	373,136	(137,679)	(163,548)	(118,516)	(8,989)	(2,642)	58,939	171,732

Net change in contract owners’ equity	577,874	(45,873)	(252,215)	(28,826)	(36,059)	25,066	15,602	399,620
Contract owners’ equity beginning of period	1,836,970	1,882,843	796,454	825,280	243,996	218,930	1,398,181	998,561

Contract owners’ equity end of period	$2,414,844	1,836,970	544,239	796,454	207,937	243,996	1,413,783	1,398,181

CHANGES IN UNITS:
Beginning units	135,075	144,951	58,982	71,570	16,935	17,215	92,240	78,174
Units purchased	36,419	17,049	802	486	1,081	1,413	12,769	35,270
Units redeemed	(11,778)	(26,925)	(16,070)	(13,074)	(1,608)	(1,693)	(10,596)	(21,204)

Ending units	159,716	135,075	43,714	58,982	16,408	16,935	94,413	92,240

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVU1		ACVV		ACVVS1		DVSCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(138)	75	2	74,418	-	-	1,246	644
Realized gain (loss) on investments	10,543	836	25	(1,921,986)	6,318	977	119,993	(284,510)
Change in unrealized gain (loss) on investments	(10,152)	4,285	(1)	2,553,230	(8,941)	6,768	(165,133)	603,634
Reinvested capital gains	-	-	-	-	-	-	4,258	-

Net increase (decrease) in contract owners’ equity resulting from operations	253	5,196	26	705,662	(2,623)	7,745	(39,636)	319,768

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,370	965	242	246,919	(39)	610	57,684	50,235
Transfers between funds	26,935	(3,904)	15	(7,283,409)	(4,928)	1,112	290,443	202,564
Surrenders (note 6)	(1,453)	-	-	(844,162)	(3)	(6,252)	(100,571)	(88,311)
Death Benefits (note 4)	(12,720)	-	-	(166,012)	-	-	(5,579)	(15,267)
Net policy repayments (loans) (note 5)	(433)	(1,060)	(260)	313,996	45	1,052	270	11,771
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	(539)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,459)	(9,957)	-	(349,908)	(518)	(332)	(83,276)	(70,728)
Asset charges (note 3):
MSP contracts	-	-	-	(3,727)	-	-	(1,107)	(1,191)
SL contracts or LSFP contracts	(100)	(74)	-	(2,783)	(117)	(108)	(864)	(689)
Adjustments to maintain reserves	-	(6)	(141)	1,047	26	129	175	20

Net equity transactions	6,140	(14,036)	(144)	(8,088,039)	(5,534)	(3,789)	157,175	87,865

Net change in contract owners’ equity	6,393	(8,840)	(118)	(7,382,377)	(8,157)	3,956	117,539	407,633
Contract owners’ equity beginning of period	39,803	48,643	118	7,382,495	42,015	38,059	1,782,745	1,375,112

Contract owners’ equity end of period	$46,196	39,803	-	118	33,858	42,015	1,900,284	1,782,745

CHANGES IN UNITS:
Beginning units	3,404	4,809	5	344,330	3,086	3,463	109,263	105,104
Units purchased	2,765	174	-	16,747	-	279	20,958	16,510
Units redeemed	(2,143)	(1,579)	(5)	(361,072)	(386)	(656)	(13,914)	(12,351)

Ending units	4,026	3,404	-	5	2,700	3,086	116,307	109,263

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DCAP		DSC		DGI		FVCA2P
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$47,787	62,611	(360)	(5)	10,009	9,991	196	166
Realized gain (loss) on investments	(19,447)	(89,996)	(1,781)	43,536	20,322	(13,239)	21,028	2,251
Change in unrealized gain (loss) on investments	315,547	551,624	(37,829)	(1,447)	(65,960)	237,546	(24,998)	14,584
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	343,887	524,239	(39,970)	42,084	(35,629)	234,298	(3,774)	17,001

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	169,112	167,316	22,909	32,736	76,356	83,764	4,503	5,522
Transfers between funds	1,421,578	(262,342)	39,050	163,212	4,024	(15,413)	(119,004)	137,131
Surrenders (note 6)	(307,249)	(149,885)	(32,256)	(125,882)	(224,693)	(83,009)	-	(9,318)
Death Benefits (note 4)	(22,666)	(8,215)	-	-	(19,976)	(18,078)	(19,041)	-
Net policy repayments (loans) (note 5)	(54,449)	2,486	9,568	17,101	469	5,632	(143)	(4,121)
Deductions for surrender charges (note 2d)	-	-	-	-	(1,922)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(225,372)	(202,606)	(21,897)	(12,477)	(105,899)	(111,008)	(6,980)	(3,241)
Asset charges (note 3):
MSP contracts	(916)	(845)	-	-	(664)	(671)	-	-
SL contracts or LSFP contracts	(2,470)	(2,160)	(21)	(10)	(687)	(1,009)	-	-
Adjustments to maintain reserves	33	(118)	(18)	17	2	(6)	(5)	3

Net equity transactions	977,601	(456,369)	17,335	74,697	(272,990)	(139,798)	(140,670)	125,976

Net change in contract owners’ equity	1,321,488	67,870	(22,635)	116,781	(308,619)	94,500	(144,444)	142,977
Contract owners’ equity beginning of period	4,168,925	4,101,055	227,080	110,299	1,512,572	1,418,072	215,179	72,202

Contract owners’ equity end of period	$5,490,413	4,168,925	204,445	227,080	1,203,953	1,512,572	70,735	215,179

CHANGES IN UNITS:
Beginning units	264,181	295,226	16,375	10,395	102,901	114,430	14,649	5,552
Units purchased	93,584	17,740	5,635	15,863	7,829	7,342	360	10,350
Units redeemed	(36,333)	(48,785)	(4,830)	(9,883)	(25,193)	(18,871)	(9,895)	(1,253)

Ending units	321,432	264,181	17,180	16,375	85,537	102,901	5,114	14,649

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FQB		FEIP		FHIP		FAMP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$77,299	98,874	726,332	492,556	633,975	782,564	180,376	151,005
Realized gain (loss) on investments	13,817	149,792	(972,222)	(2,179,402)	(335,887)	(376,377)	123,237	(200,988)
Change in unrealized gain (loss) on investments	(62,601)	(81,507)	408,189	7,059,518	84,189	1,021,735	(790,166)	1,763,555
Reinvested capital gains	-	-	-	-	-	-	64,764	71,021

Net increase (decrease) in contract owners’ equity resulting from operations	28,515	167,159	162,299	5,372,672	382,277	1,427,922	(421,789)	1,784,593

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	53,969	54,038	1,920,048	2,184,914	17,809	19,909	596,471	614,227
Transfers between funds	385,353	87,265	(672,853)	(968,070)	(331,711)	(448,273)	(313,935)	(206,110)
Surrenders (note 6)	(55,343)	(250,605)	(4,096,454)	(3,630,895)	(655,080)	(1,053,989)	(912,837)	(835,171)
Death Benefits (note 4)	-	(322,352)	(557,730)	(576,058)	(149,681)	(202,397)	(507,804)	(223,679)
Net policy repayments (loans) (note 5)	827	(14,597)	363,976	796,378	(132,142)	(163,539)	427,157	270,605
Deductions for surrender charges (note 2d)	-	(1,010)	(2,205)	(98)	(3,215)	-	(3)	(460)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(79,579)	(89,506)	(2,585,758)	(2,776,286)	(484,685)	(557,272)	(799,482)	(833,888)
Asset charges (note 3):
MSP contracts	(2,488)	(2,617)	(19,531)	(19,029)	(6,535)	(6,658)	(4,627)	(4,748)
SL contracts or LSFP contracts	(693)	(603)	(5,132)	(6,622)	(2,882)	(3,476)	(1,114)	(1,150)
Adjustments to maintain reserves	14	27	(1,002)	41	(55)	6,607	(140)	146

Net equity transactions	302,060	(539,960)	(5,656,641)	(4,995,725)	(1,748,177)	(2,409,088)	(1,516,314)	(1,220,228)

Net change in contract owners’ equity	330,575	(372,801)	(5,494,342)	376,947	(1,365,900)	(981,166)	(1,938,103)	564,365

Contract owners’ equity beginning of period	1,718,877	2,091,678	41,817,935	41,440,988	11,317,054	12,298,220	14,647,471	14,083,106

Contract owners’ equity end of period	$2,049,452	1,718,877	36,323,593	41,817,935	9,951,154	11,317,054	12,709,368	14,647,471

CHANGES IN UNITS:
Beginning units	113,560	150,260	1,102,072	1,255,445	393,763	512,065	505,260	541,670
Units purchased	39,231	10,016	53,108	67,350	3,465	4,337	29,679	35,011
Units redeemed	(18,354)	(46,716)	(203,507)	(220,723)	(71,962)	(122,639)	(80,979)	(71,421)

Ending units	134,437	113,560	951,673	1,102,072	325,266	393,763	453,960	505,260

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FCP		FNRS2		FF10S		FF20S
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(78)	(187,201)	10,129	(6,352)	6,917	4,927	13,687	14,659
Realized gain (loss) on investments	1,367	(4,727,104)	(330,272)	(809,485)	10,674	27,038	(24,532)	(44,236)
Change in unrealized gain (loss) on investments	(484)	10,718,921	100,420	1,349,889	(20,955)	4,464	(550)	136,728
Reinvested capital gains	-	7	-	-	2,173	6,695	3,381	7,307

Net increase (decrease) in contract owners’ equity resulting from operations	805	5,804,623	(219,723)	534,052	(1,191)	43,124	(8,014)	114,458

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,611	1,887,628	213,904	225,531	10,897	16,041	68,311	48,393
Transfers between funds	(313)	(46,234,738)	94,519	(759,724)	102,849	76,121	(83,138)	173,893
Surrenders (note 6)	-	(2,948,273)	(291,868)	(426,366)	(4,542)	(84,140)	(51,932)	(51,139)
Death Benefits (note 4)	(21,722)	(394,024)	(65,154)	231	(5,057)	-	-	-
Net policy repayments (loans) (note 5)	(1,758)	125,431	(25,743)	58,709	3,087	(58,390)	17,859	9,332
Deductions for surrender charges (note 2d)	-	(147)	-	(33)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(2,218,270)	(251,622)	(233,332)	(17,502)	(17,165)	(50,928)	(56,617)
Asset charges (note 3):
MSP contracts	-	(15,498)	(1,595)	(1,462)	(505)	(452)	(208)	(203)
SL contracts or LSFP contracts	-	(12,946)	(846)	(602)	-	-	-	-
Adjustments to maintain reserves	(17,814)	1,094	147	8,747	3	(3)	(11)	5

Net equity transactions	(17,996)	(49,809,743)	(328,258)	(1,128,301)	89,230	(67,988)	(100,047)	123,664

Net change in contract owners’ equity	(17,191)	(44,005,120)	(547,981)	(594,249)	88,039	(24,864)	(108,061)	238,122
Contract owners’ equity beginning of period	17,191	44,022,311	3,563,097	4,157,346	338,401	363,265	992,129	754,007

Contract owners’ equity end of period	$-	17,191	3,015,116	3,563,097	426,440	338,401	884,068	992,129

CHANGES IN UNITS:
Beginning units	474	1,506,139	199,358	275,665	25,737	31,022	75,333	65,246
Units purchased	604	64,217	15,639	15,319	10,513	6,325	6,278	18,938
Units redeemed	(1,078)	(1,569,882)	(36,092)	(91,626)	(3,597)	(11,610)	(13,289)	(8,851)

Ending units	-	474	178,905	199,358	32,653	25,737	68,322	75,333

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FF30S		FGOP		FGP		FHIPR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$13,476	10,821	-	(10,403)	(122,068)	(148,585)	233,507	244,321
Realized gain (loss) on investments	(8,361)	(50,305)	31	282,097	(2,502,464)	(3,426,724)	249,433	46,624
Change in unrealized gain (loss) on investments	(35,853)	160,543	(1)	253,729	2,577,436	13,984,180	(373,826)	111,244
Reinvested capital gains	2,732	6,330	-	-	181,528	165,341	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28,006)	127,389	30	525,423	134,432	10,574,212	109,114	402,189

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	50,662	50,359	21,940	155,887	3,242,170	3,475,714	598,566	615,677
Transfers between funds	83,443	239,571	(22,034)	(2,798,672)	(1,041,331)	(1,299,841)	334,320	(157,442)
Surrenders (note 6)	(32,331)	(90,998)	-	(93,938)	(5,907,872)	(3,968,463)	(701,288)	(269,893)
Death Benefits (note 4)	-	-	-	(8,588)	(403,398)	(298,323)	(23,603)	(258,557)
Net policy repayments (loans) (note 5)	3,250	3,043	85	20,320	457,728	860,524	158,290	338,817
Deductions for surrender charges (note 2d)	-	(106)	-	-	(2,960)	(125)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(51,862)	(52,080)	-	(158,837)	(3,635,113)	(3,702,025)	(384,396)	(358,551)
Asset charges (note 3):
MSP contracts	-	-	-	(1,103)	(13,680)	(11,714)	(1,687)	(1,642)
SL contracts or LSFP contracts	-	-	-	(1,091)	(9,033)	(9,426)	-	-
Adjustments to maintain reserves	(18)	7	(156)	39	(3,962)	(1,985)	11	(7)

Net equity transactions	53,144	149,796	(165)	(2,885,983)	(7,317,451)	(4,955,664)	(19,787)	(91,598)

Net change in contract owners’ equity	25,138	277,185	(135)	(2,360,560)	(7,183,019)	5,618,548	89,327	310,591
Contract owners’ equity beginning of period	878,273	601,088	135	2,360,695	54,739,480	49,120,932	3,548,924	3,238,333

Contract owners’ equity end of period	$903,411	878,273	-	135	47,556,461	54,739,480	3,638,251	3,548,924

CHANGES IN UNITS:
Beginning units	67,463	53,384	12	245,652	1,564,221	1,720,372	297,618	307,527
Units purchased	10,934	26,650	61	23,571	88,499	105,816	90,301	85,324
Units redeemed	(6,719)	(12,571)	(73)	(269,211)	(295,745)	(261,967)	(93,057)	(95,233)

Ending units	71,678	67,463	-	12	1,356,975	1,564,221	294,862	297,618

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FIGBS		FMCS		FOP		FOSR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$130,043	141,818	(30,049)	(19,901)	52,671	64,183	27,426	34,903
Realized gain (loss) on investments	33,306	43,408	(143,873)	(511,199)	393,416	285,408	(757,693)	(496,534)
Change in unrealized gain (loss) on investments	16,902	79,977	(790,234)	2,674,424	(1,713,166)	523,648	(64,779)	926,695
Reinvested capital gains	126,727	51,273	14,045	27,395	14,358	14,566	8,520	8,307

Net increase (decrease) in contract owners’ equity resulting from operations	306,978	316,476	(950,111)	2,170,719	(1,252,721)	887,805	(786,526)	473,371

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	183,133	294,434	365,725	393,106	(335)	25,025	493,353	539,816
Transfers between funds	150,869	41,028	(423,973)	1,182,695	(109,926)	(283,981)	(6,305)	(273,596)
Surrenders (note 6)	(304,675)	(113,066)	(522,461)	(1,681,233)	(757,581)	(273,577)	(1,014,062)	(647,825)
Death Benefits (note 4)	(8,013)	(28,257)	(29,921)	(521,440)	(152,580)	(68,296)	(25,750)	(11,562)
Net policy repayments (loans) (note 5)	(145,675)	13,569	(35,081)	538,337	(50,332)	(26,690)	168,513	195,233
Deductions for surrender charges (note 2d)	-	-	-	(2)	(291)	-	(177)	(2)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(169,326)	(166,046)	(410,682)	(422,848)	(281,830)	(320,716)	(375,023)	(385,521)
Asset charges (note 3):
MSP contracts	(2,558)	(2,416)	(2,167)	(2,129)	(2,935)	(2,932)	(1,164)	(927)
SL contracts or LSFP contracts	(908)	(711)	(1,578)	(1,249)	(1,571)	(2,118)	(1,000)	(1,105)
Adjustments to maintain reserves	11	49	(48)	1,800	(823)	196	(53)	143

Net equity transactions	(297,142)	38,584	(1,060,186)	(512,963)	(1,358,204)	(953,089)	(761,668)	(585,346)

Net change in contract owners’ equity	9,836	355,060	(2,010,297)	1,657,756	(2,610,925)	(65,284)	(1,548,194)	(111,975)
Contract owners’ equity beginning of period	4,713,576	4,358,516	9,332,362	7,674,606	8,243,068	8,308,352	4,705,788	4,817,763

Contract owners’ equity end of period	$4,723,412	4,713,576	7,322,065	9,332,362	5,632,143	8,243,068	3,157,594	4,705,788

CHANGES IN UNITS:
Beginning units	343,280	340,326	329,447	346,963	339,326	375,589	349,129	401,833
Units purchased	24,892	33,321	18,721	66,360	3,808	6,414	62,064	61,761
Units redeemed	(45,966)	(30,367)	(57,281)	(83,876)	(66,491)	(42,677)	(126,238)	(114,465)

Ending units	322,206	343,280	290,887	329,447	276,643	339,326	284,955	349,129

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FVSS		FTVIS2		FTVRDI		FTVSVI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,733	(511)	72,323	66,273	39,446	31,026	16,618	10,625
Realized gain (loss) on investments	68,415	(209,282)	6,251	(87,740)	(82,461)	(132,891)	(94,072)	(441,868)
Change in unrealized gain (loss) on investments	(194,845)	487,808	(69,800)	131,792	251,537	549,583	(85,824)	1,171,534
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(121,697)	278,015	8,774	110,325	208,522	447,718	(163,278)	740,291

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,219	36,389	49,940	44,393	137,101	113,713	145,647	164,909
Transfers between funds	(138,200)	(124,893)	290,747	129,391	959,765	137,758	(137,290)	391,092
Surrenders (note 6)	(60,982)	(125,640)	(118,850)	(567,128)	(345,982)	(259,757)	(169,952)	(103,450)
Death Benefits (note 4)	(7,368)	(7,842)	(10,821)	(383)	(6,250)	(1,229)	(7,836)	(1,784)
Net policy repayments (loans) (note 5)	(3,957)	77,602	2,104	340,561	73,023	119,506	(133,617)	9,250
Deductions for surrender charges (note 2d)	-	(70)	-	-	-	(302)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,262)	(60,292)	(70,621)	(55,043)	(148,450)	(123,278)	(120,176)	(109,119)
Asset charges (note 3):
MSP contracts	(605)	(447)	(1,237)	(1,026)	(273)	(206)	(1,101)	(951)
SL contracts or LSFP contracts	(1,073)	(1,123)	-	-	(1,237)	(702)	(433)	(261)
Adjustments to maintain reserves	(7)	(1,057)	(12)	(16)	12	1,076	15	(734)

Net equity transactions	(238,235)	(207,373)	141,250	(109,251)	667,709	(13,421)	(424,743)	348,952

Net change in contract owners’ equity	(359,932)	70,642	150,024	1,074	876,231	434,297	(588,021)	1,089,243
Contract owners’ equity beginning of period	1,345,249	1,274,607	1,048,051	1,046,977	2,852,932	2,418,635	3,763,761	2,674,518

Contract owners’ equity end of period	$985,317	1,345,249	1,198,075	1,048,051	3,729,163	2,852,932	3,175,740	3,763,761

CHANGES IN UNITS:
Beginning units	84,576	101,057	85,740	96,037	175,148	178,745	168,809	153,402
Units purchased	2,677	13,746	22,316	16,215	73,408	16,986	10,873	30,021
Units redeemed	(19,057)	(30,227)	(11,925)	(26,512)	(32,690)	(20,583)	(31,393)	(14,614)

Ending units	68,196	84,576	96,131	85,740	215,866	175,148	148,289	168,809

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVDM3		TIF		TIF3		FTVGI3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,831	19,231	4,078	4,643	15,321	14,643	171,030	31,992
Realized gain (loss) on investments	156,742	(197,972)	222	(3,013)	(82,242)	(189,901)	59,207	124,788
Change in unrealized gain (loss) on investments	(459,910)	446,713	(33,614)	21,711	(73,825)	251,270	(305,479)	211,859
Reinvested capital gains	-	-	-	-	-	-	21,783	8,426

Net increase (decrease) in contract owners’ equity resulting from operations	(294,337)	267,972	(29,314)	23,341	(140,746)	76,012	(53,459)	377,065

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	47,303	98,983	-	-	61,702	74,301	70,286	71,117
Transfers between funds	29,347	(99,806)	(8,973)	(6,890)	141,107	(5,821)	395,839	497,048
Surrenders (note 6)	(112,115)	(77,867)	(14,711)	(50)	(193,388)	(111,525)	(55,961)	(126,347)
Death Benefits (note 4)	(24,524)	(138)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(9,533)	(14,266)	(11,870)	(5,138)	27,174	2,101	(6,164)	(45,307)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(342)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(80,426)	(77,813)	(8,209)	(9,286)	(42,445)	(44,761)	(120,068)	(90,797)
Asset charges (note 3):
MSP contracts	(589)	(575)	(34)	(31)	(245)	(231)	(2,223)	(1,720)
SL contracts or LSFP contracts	(580)	(379)	-	-	(302)	(282)	(261)	(269)
Adjustments to maintain reserves	2	22	15	9	(16)	458	2	13

Net equity transactions	(151,115)	(171,839)	(43,782)	(21,386)	(6,413)	(85,760)	281,108	303,738

Net change in contract owners’ equity	(445,452)	96,133	(73,096)	1,955	(147,159)	(9,748)	227,649	680,803
Contract owners’ equity beginning of period	1,842,890	1,746,757	320,427	318,472	1,232,422	1,242,170	3,162,123	2,481,320

Contract owners’ equity end of period	$1,397,438	1,842,890	247,331	320,427	1,085,263	1,232,422	3,389,772	3,162,123

CHANGES IN UNITS:
Beginning units	93,429	103,652	15,221	16,360	90,346	98,088	182,034	162,587
Units purchased	8,478	10,145	-	-	15,101	7,457	27,249	38,696
Units redeemed	(17,355)	(20,368)	(2,044)	(1,139)	(15,951)	(15,199)	(11,687)	(19,249)

Ending units	84,552	93,429	13,177	15,221	89,496	90,346	197,596	182,034

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVFA2		AMTB		AMBP		AMTG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(457)	1,202	92,063	131,288	(119)	85	(9,064)	(8,820)
Realized gain (loss) on investments	(789)	2,740	(46,080)	(154,857)	873	(739)	68,268	73,956
Change in unrealized gain (loss) on investments	(4,715)	423	(53,140)	155,654	(1,145)	7,164	(69,410)	382,348
Reinvested capital gains	-	5	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,961)	4,370	(7,157)	132,085	(391)	6,510	(10,206)	447,484

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,516	6,569	94,089	98,445	2,819	4,223	14,377	30,959
Transfers between funds	80,857	31,818	267,689	(32,848)	(1,447)	(18,931)	(67,477)	(173,785)
Surrenders (note 6)	(17,330)	(492)	(95,538)	(182,270)	-	(5,585)	(58,986)	(134,730)
Death Benefits (note 4)	-	-	(157,816)	(9,995)	-	-	(66,202)	(50,893)
Net policy repayments (loans) (note 5)	765	(5,406)	147,055	35,061	628	468	19,866	5,918
Deductions for surrender charges (note 2d)	-	-	-	(143)	-	-	-	(1,258)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,690)	(4,433)	(131,363)	(143,465)	(2,320)	(3,082)	(50,652)	(46,243)
Asset charges (note 3):
MSP contracts	(105)	(80)	(4,256)	(4,510)	-	-	-	-
SL contracts or LSFP contracts	-	-	(770)	(830)	-	-	(2,932)	(2,635)
Adjustments to maintain reserves	(9)	2	(7)	120	(3)	102	(242)	24

Net equity transactions	57,004	27,978	119,083	(240,435)	(323)	(22,805)	(212,248)	(372,643)

Net change in contract owners’ equity	51,043	32,348	111,926	(108,350)	(714)	(16,295)	(222,454)	74,841
Contract owners’ equity beginning of period	62,330	29,982	2,626,110	2,734,460	31,947	48,242	1,829,178	1,754,337

Contract owners’ equity end of period	$113,373	62,330	2,738,036	2,626,110	31,233	31,947	1,606,724	1,829,178

CHANGES IN UNITS:
Beginning units	6,606	3,486	139,711	154,968	1,703	3,324	162,338	202,855
Units purchased	7,280	5,238	32,589	11,309	170	289	5,479	6,261
Units redeemed	(1,614)	(2,118)	(20,833)	(26,566)	(230)	(1,910)	(22,452)	(46,778)

Ending units	12,272	6,606	151,467	139,711	1,643	1,703	145,365	162,338

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMGP		AMINS		AMMCGS		AMTP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(65)	(51)	986	2,094	-	-	(5,021)	10,811
Realized gain (loss) on investments	50,238	2,255	(6)	2,168	(1)	2,572	132,591	157,922
Change in unrealized gain (loss) on investments	(56,549)	18,475	(3,835)	(960)	(46)	(1,662)	(418,445)	197,181
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,376)	20,679	(2,855)	3,302	(47)	910	(290,875)	365,914

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,516	(28)	-	-	1,473	668	119,562	86,898
Transfers between funds	(20,199)	90,371	14,523	(17,591)	-	(10,876)	(21,254)	(365,504)
Surrenders (note 6)	(13,317)	(9,795)	-	-	-	-	(241,472)	(272,303)
Death Benefits (note 4)	-	-	-	-	-	-	-	(49,372)
Net policy repayments (loans) (note 5)	(508)	9,838	-	-	-	2	(42,850)	25,661
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(2,998)	(481)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,807)	(5,383)	(31)	(75)	(47)	(61)	(57,648)	(61,296)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(431)	(267)	(26)	(70)	(6)	(35)	(9,520)	(9,875)
Adjustments to maintain reserves	(110)	1	(5)	(1)	(4)	-	(304)	2

Net equity transactions	(40,856)	84,737	14,461	(17,737)	1,416	(10,302)	(256,484)	(646,270)

Net change in contract owners’ equity	(47,232)	105,416	11,606	(14,435)	1,369	(9,392)	(547,359)	(280,356)
Contract owners’ equity beginning of period	214,409	108,993	2,264	16,699	-	9,392	2,894,332	3,174,688

Contract owners’ equity end of period	$167,177	214,409	13,870	2,264	1,369	-	2,346,973	2,894,332

CHANGES IN UNITS:
Beginning units	16,384	9,302	172	1,548	-	558	134,264	181,820
Units purchased	3,829	7,742	1,035	-	66	39	6,488	5,056
Units redeemed	(7,887)	(660)	(5)	(1,376)	(3)	(597)	(18,067)	(52,612)

Ending units	12,326	16,384	1,202	172	63	-	122,685	134,264

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMRS		AMFAS		AMSRS		OVMS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$153	48	(676)	(301)	(861)	(1,781)	108,437	50,741
Realized gain (loss) on investments	1,877	2,972	14,049	(17,538)	(1,077)	(50,788)	(74,166)	(342,030)
Change in unrealized gain (loss) on investments	(4,976)	973	(29,282)	25,597	(27,750)	136,462	(18,885)	1,012,141
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,946)	3,993	(15,909)	7,758	(29,688)	83,893	15,386	720,852

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	724	723	4,689	4,755	27,466	20,676	328,573	366,635
Transfers between funds	25,378	(1)	354,959	(16,922)	109,497	68,099	(84,219)	(77,540)
Surrenders (note 6)	-	-	(5,380)	(3,680)	(26,594)	(11,339)	(314,101)	(621,314)
Death Benefits (note 4)	-	-	-	-	-	-	(101,570)	(165,628)
Net policy repayments (loans) (note 5)	259	(8,876)	297	193	22,876	823	16,687	225,698
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,048)	(1,718)	(8,474)	(2,325)	(24,412)	(17,447)	(408,707)	(433,637)
Asset charges (note 3):
MSP contracts	-	-	(36)	-	(110)	(101)	(3,930)	(3,556)
SL contracts or LSFP contracts	(126)	(67)	(60)	(22)	(2)	-	(742)	(884)
Adjustments to maintain reserves	(1)	(2)	6	(13)	13	565	(82)	50

Net equity transactions	22,186	(9,941)	346,001	(18,014)	108,734	61,276	(568,091)	(710,176)

Net change in contract owners’ equity	19,240	(5,948)	330,092	(10,256)	79,046	145,169	(552,705)	10,676
Contract owners’ equity beginning of period	17,172	23,120	71,568	81,824	449,335	304,166	6,488,978	6,478,302

Contract owners’ equity end of period	$36,412	17,172	401,660	71,568	528,381	449,335	5,936,273	6,488,978

CHANGES IN UNITS:
Beginning units	1,294	2,195	5,428	7,401	26,097	21,591	273,210	320,771
Units purchased	2,029	55	26,745	1,134	7,721	7,224	17,512	19,774
Units redeemed	(382)	(956)	(1,096)	(3,107)	(1,976)	(2,718)	(39,561)	(67,335)

Ending units	2,941	1,294	31,077	5,428	31,842	26,097	251,161	273,210

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVGR		OVB		OVGS3		OVGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1	(19,035)	290,878	68,796	56,576	63,484	123,176	153,268
Realized gain (loss) on investments	15	850,678	(605,407)	(478,958)	(72,987)	(308,683)	937,718	784,517
Change in unrealized gain (loss) on investments	(6)	(411,348)	713,073	953,306	(617,914)	1,286,618	(2,299,657)	1,386,167
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10	420,295	398,544	543,144	(634,325)	1,041,419	(1,238,763)	2,323,952

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,044	386,309	293,614	356,269	751,572	934,003	(749)	183
Transfers between funds	(975)	(6,379,090)	108,509	64,861	(82,147)	(138,361)	(401,016)	(544,700)
Surrenders (note 6)	(1)	(556,399)	(692,520)	(400,405)	(916,944)	(741,887)	(1,325,808)	(1,016,053)
Death Benefits (note 4)	-	(49,165)	(23,490)	(32,874)	(23,542)	(19,349)	(162,505)	(206,246)
Net policy repayments (loans) (note 5)	484	36,150	(82,333)	87,389	211,437	171,697	(288,122)	(211,604)
Deductions for surrender charges (note 2d)	(254)	(352)	(184)	-	(1,052)	(215)	(2,932)	(2,959)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(57)	(385,791)	(304,773)	(325,418)	(470,414)	(480,065)	(639,392)	(721,380)
Asset charges (note 3):
MSP contracts	(240)	(3,106)	(4,449)	(3,986)	(1,101)	(1,136)	(7,859)	(7,860)
SL contracts or LSFP contracts	1	(1,867)	(1,783)	(2,083)	(1,216)	(1,276)	(2,511)	(3,146)
Adjustments to maintain reserves	(94)	158	167	39	(69)	(222)	(3,163)	364

Net equity transactions	(92)	(6,953,153)	(707,242)	(256,208)	(533,476)	(276,811)	(2,834,057)	(2,713,401)

Net change in contract owners’ equity	(82)	(6,532,858)	(308,698)	286,936	(1,167,801)	764,608	(4,072,820)	(389,449)

Contract owners’ equity beginning of period	82	6,532,940	5,399,350	5,112,414	7,858,799	7,094,191	16,817,909	17,207,358

Contract owners’ equity end of period	$-	82	5,090,652	5,399,350	6,690,998	7,858,799	12,745,089	16,817,909

CHANGES IN UNITS:
Beginning units	5	446,589	306,775	319,102	553,827	576,684	419,243	496,334
Units purchased	-	30,209	28,170	37,961	72,191	93,730	922	1,628
Units redeemed	(5)	(476,793)	(66,455)	(50,288)	(109,156)	(116,587)	(68,136)	(78,719)

Ending units	-	5	268,490	306,775	516,862	553,827	352,029	419,243

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVHI3		OVHI		OVGI		OVSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$14,061	10,946	6,116	4,289	4,391	7,715	1,160	998
Realized gain (loss) on investments	6,687	16,729	(39,116)	(43,354)	(33,986)	(109,884)	171,648	(109,955)
Change in unrealized gain (loss) on investments	(19,052)	(5,655)	31,384	48,624	28,631	243,221	(218,371)	269,681
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,696	22,020	(1,616)	9,559	(964)	141,052	(45,563)	160,724

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	18,679	18,506	1,550	2,362	52,551	46,784	39,586	34,075
Transfers between funds	4,798	(5,684)	(8,399)	(8,258)	(17,470)	(145,533)	41,121	(145,910)
Surrenders (note 6)	(104,898)	(86,584)	(737)	(2,294)	(98,321)	(40,771)	(119,247)	(57,451)
Death Benefits (note 4)	-	-	-	-	(6,691)	-	(4,287)	-
Net policy repayments (loans) (note 5)	7,164	59,772	(77)	(204)	32,170	(21,850)	14,970	17,186
Deductions for surrender charges (note 2d)	-	-	-	(82)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,210)	(5,778)	(2,425)	(2,914)	(60,144)	(64,019)	(40,967)	(40,606)
Asset charges (note 3):
MSP contracts	(150)	(95)	(92)	(94)	(1,637)	(1,715)	(52)	(62)
SL contracts or LSFP contracts	-	-	(90)	(81)	(242)	(247)	(287)	(286)
Adjustments to maintain reserves	1	2	-	(3)	(9)	23	(20)	186

Net equity transactions	(80,616)	(19,861)	(10,270)	(11,568)	(99,793)	(227,328)	(69,183)	(192,868)

Net change in contract owners’ equity	(78,920)	2,159	(11,886)	(2,009)	(100,757)	(86,276)	(114,746)	(32,144)
Contract owners’ equity beginning of period	161,051	158,892	70,004	72,013	1,061,027	1,147,303	876,660	908,804

Contract owners’ equity end of period	$82,131	161,051	58,118	70,004	960,270	1,061,027	761,914	876,660

CHANGES IN UNITS:
Beginning units	55,344	62,303	17,194	20,239	103,909	129,937	41,810	53,279
Units purchased	11,673	7,865	366	615	10,423	7,133	4,584	4,859
Units redeemed	(38,082)	(14,824)	(2,949)	(3,660)	(19,668)	(33,161)	(8,977)	(16,328)

Ending units	28,935	55,344	14,611	17,194	94,664	103,909	37,417	41,810

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	OVAG		PMVFBA		PMVLDA		PMVTRA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,026)	(4,324)	11,481	4,067	30,406	24,485	1,946	-
Realized gain (loss) on investments	87,040	(55,906)	42,112	(11,466)	15,133	(335)	(3,348)	-
Change in unrealized gain (loss) on investments	(78,664)	223,563	3,859	29,031	(32,247)	57,190	(2,554)	-
Reinvested capital gains	-	-	2,563	3,592	-	7,540	4,652	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,350	163,333	60,015	25,224	13,292	88,880	696	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	76,379	64,825	15,075	15,368	53,044	65,480	7,355	-
Transfers between funds	175,457	67,473	174,386	489,251	283,336	2,286,460	318,996	-
Surrenders (note 6)	(95,754)	(78,258)	(15,775)	(53,408)	(246,446)	(1,623,496)	-	-
Death Benefits (note 4)	(23,395)	(8,608)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	10,966	3,318	(3,420)	(18,074)	10,336	(2,888)	(6)	-
Deductions for surrender charges (note 2d)	-	(8)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(96,999)	(81,168)	(29,166)	(17,350)	(88,857)	(77,497)	(5,902)	-
Asset charges (note 3):
MSP contracts	(175)	(90)	(170)	(107)	(3,882)	(3,435)	-	-
SL contracts or LSFP contracts	(152)	(94)	-	-	-	-	-	-
Adjustments to maintain reserves	(234)	48	(65)	(28)	(35)	(73)	(54)	-

Net equity transactions	46,093	(32,562)	140,865	415,652	7,496	644,551	320,389	-

Net change in contract owners’ equity	48,443	130,771	200,880	440,876	20,788	733,431	321,085	-
Contract owners’ equity beginning of period	904,056	773,285	613,765	172,889	2,288,062	1,554,631	-	-

Contract owners’ equity end of period	$952,499	904,056	814,645	613,765	2,308,850	2,288,062	321,085	-

CHANGES IN UNITS:
Beginning units	160,815	171,067	51,562	15,819	198,132	141,189	-	-
Units purchased	45,134	50,196	16,712	44,221	21,720	207,366	32,484	-
Units redeemed	(36,838)	(60,448)	(4,891)	(8,478)	(21,235)	(150,423)	(603)	-

Ending units	169,111	160,815	63,383	51,562	198,617	198,132	31,881	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	PVGIB		PVTIGB		PVTVB		AVBVI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$965	302	5,922	5,909	(3,789)	3,347	136	149
Realized gain (loss) on investments	10,284	(17,490)	18,385	(11,151)	41,674	181,407	2,295	97
Change in unrealized gain (loss) on investments	(15,937)	33,509	(57,233)	29,408	(184,930)	(53,974)	(2,704)	1,694
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,688)	16,321	(32,926)	24,166	(147,045)	130,780	(273)	1,940

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	33,081	13,146	13,604	10,497	39,377	22,959	1,119	1,166
Transfers between funds	(44,865)	42,308	(69,405)	84,810	(74,618)	141,206	241	203
Surrenders (note 6)	(20,035)	(1,787)	(29,401)	(11,834)	(96,706)	(43,207)	(15,336)	-
Death Benefits (note 4)	-	-	-	-	(365)	-	-	-
Net policy repayments (loans) (note 5)	(952)	17	1,337	(698)	(3,354)	(3,375)	-	541
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(433)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,435)	(5,768)	(11,297)	(13,813)	(28,578)	(28,882)	(532)	(694)
Asset charges (note 3):
MSP contracts	-	-	-	-	(167)	(144)	-	-
SL contracts or LSFP contracts	(6)	-	(75)	(50)	(107)	(96)	(76)	(130)
Adjustments to maintain reserves	6	(4)	(6)	12	(25)	1,271	4	(15)

Net equity transactions	(39,206)	47,912	(95,243)	68,924	(164,543)	89,732	(15,013)	1,071

Net change in contract owners’ equity	(43,894)	64,233	(128,169)	93,090	(311,588)	220,512	(15,286)	3,011
Contract owners’ equity beginning of period	120,757	56,524	296,623	203,533	861,830	641,318	26,322	23,311

Contract owners’ equity end of period	$76,863	120,757	168,454	296,623	550,242	861,830	11,036	26,322

CHANGES IN UNITS:
Beginning units	8,753	4,674	17,397	13,077	49,080	43,898	1,947	1,851
Units purchased	371	4,757	1,194	6,237	3,220	13,583	102	169
Units redeemed	(3,258)	(678)	(6,624)	(1,917)	(13,987)	(8,401)	(1,207)	(73)

Ending units	5,866	8,753	11,967	17,397	38,313	49,080	842	1,947

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AVCA		AVCDI		TRBCG2		TREI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(259)	417	(847)	(968)	-	(5,011)	-	8,887
Realized gain (loss) on investments	(1,395)	(4,783)	27,117	(46,338)	-	262,511	-	(76,934)
Change in unrealized gain (loss) on investments	(6,720)	18,956	(39,856)	77,749	-	(100,438)	-	203,996
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,374)	14,590	(13,586)	30,443	-	157,062	-	135,949

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,386	4,983	32,858	13,450	-	48,426	-	45,704
Transfers between funds	(32,554)	26,012	(4,341)	(43,349)	-	(1,191,096)	-	(1,327,976)
Surrenders (note 6)	(39,426)	(8,498)	(32,556)	(21,983)	-	(55,601)	-	(85,808)
Death Benefits (note 4)	-	-	-	(3,741)	-	(55)	-	-
Net policy repayments (loans) (note 5)	(45)	(269)	3,674	(4,115)	-	29,809	-	7,117
Deductions for surrender charges (note 2d)	(335)	-	(439)	-	-	(3)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,709)	(3,737)	(13,832)	(14,390)	-	(41,562)	-	(55,789)
Asset charges (note 3):
MSP contracts	(120)	(170)	(109)	(243)	-	(139)	-	(50)
SL contracts or LSFP contracts	(8)	(39)	(125)	(160)	-	(63)	-	(142)
Adjustments to maintain reserves	(2)	5	12	(1,105)	-	(27)	-	(20)

Net equity transactions	(73,813)	18,287	(14,858)	(75,636)	-	(1,210,311)	-	(1,416,964)

Net change in contract owners’ equity	(82,187)	32,877	(28,444)	(45,193)	-	(1,053,249)	-	(1,281,015)
Contract owners’ equity beginning of period	112,883	80,006	191,798	236,991	-	1,053,249	-	1,281,015

Contract owners’ equity end of period	$30,696	112,883	163,354	191,798	-	-	-	-

CHANGES IN UNITS:
Beginning units	8,461	6,867	10,408	15,199	-	95,260	-	126,365
Units purchased	405	3,134	986	927	-	5,971	-	4,602
Units redeemed	(6,373)	(1,540)	(1,783)	(5,718)	-	(101,231)	-	(130,967)

Ending units	2,493	8,461	9,611	10,408	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	TRHS2		TRLT2		VWBF		VWEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,385)	(286)	1,824	1,266	150,490	76,031	50,978	6,908
Realized gain (loss) on investments	21,098	21	(7)	53	6,590	7,161	(65,768)	(1,468,568)
Change in unrealized gain (loss) on investments	(42,705)	16,529	(1,525)	(178)	(48,562)	44,008	(2,198,974)	3,446,934
Reinvested capital gains	-	-	671	155	42,034	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,992)	16,264	963	1,296	150,552	127,200	(2,213,764)	1,985,274

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,678	7,242	3,739	26,165	61,953	67,065	189,274	404,433
Transfers between funds	581,702	157,816	-	20,683	96,720	(589,069)	(1,244,384)	818,758
Surrenders (note 6)	(2,307)	-	-	-	(147,994)	(224,017)	(919,058)	(748,748)
Death Benefits (note 4)	-	-	-	-	(21,580)	(53,926)	(23,264)	(52,863)
Net policy repayments (loans) (note 5)	(808)	(152)	-	16	3,070	43,425	7,004	(70,798)
Deductions for surrender charges (note 2d)	-	-	-	-	(198)	-	(601)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,466)	(1,718)	(1,630)	(1,020)	(103,153)	(118,987)	(319,429)	(374,537)
Asset charges (note 3):
MSP contracts	(131)	-	-	-	(844)	(763)	(3,272)	(3,861)
SL contracts or LSFP contracts	-	-	(292)	(193)	(273)	(264)	(3,140)	(3,218)
Adjustments to maintain reserves	(7)	(2)	8	(6)	(10)	(11)	(85)	(5,710)

Net equity transactions	576,661	163,186	1,825	45,645	(112,309)	(876,547)	(2,316,955)	(36,544)

Net change in contract owners’ equity	552,669	179,450	2,788	46,941	38,243	(749,347)	(4,530,719)	1,948,730
Contract owners’ equity beginning of period	179,450	-	82,437	35,496	2,069,222	2,818,569	10,397,230	8,448,500

Contract owners’ equity end of period	$732,119	179,450	85,225	82,437	2,107,465	2,069,222	5,866,511	10,397,230

CHANGES IN UNITS:
Beginning units	16,928	-	6,647	2,944	87,926	121,738	359,541	369,476
Units purchased	48,169	17,212	300	3,802	7,303	3,902	11,140	46,969
Units redeemed	(2,208)	(284)	(154)	(99)	(11,463)	(37,714)	(95,479)	(56,904)

Ending units	62,889	16,928	6,793	6,647	83,766	87,926	275,202	359,541

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWHA		WRASP		SVDF		SVOF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$82,303	(22,665)	14,313	13,923	(4,747)	(3,816)	(10,621)	776
Realized gain (loss) on investments	120,228	(819,688)	58,001	35,929	97,803	(23,395)	49,743	7,281
Change in unrealized gain (loss) on investments	(2,487,306)	3,741,769	(303,571)	127,401	(102,837)	164,339	(164,700)	386,307
Reinvested capital gains	163,917	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,120,858)	2,899,416	(231,257)	177,253	(9,781)	137,128	(125,578)	394,364

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	318,854	678,223	101,479	160,106	24,165	3,176	7,537	2,743
Transfers between funds	(261,972)	(775,648)	466,887	903,305	81,872	57,448	(23,352)	(211,824)
Surrenders (note 6)	(1,051,494)	(1,058,031)	(175,590)	(116,149)	(565)	(2)	(63,363)	(142,673)
Death Benefits (note 4)	(81,909)	(422,072)	(5,226)	-	(24,807)	(8,432)	(251,758)	(61,406)
Net policy repayments (loans) (note 5)	(19,853)	359,529	(14,760)	541	1,962	5,523	2,301	70,313
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(1,133)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(481,763)	(486,633)	(81,600)	(69,727)	(15,987)	(16,189)	(48,844)	(48,713)
Asset charges (note 3):
MSP contracts	(5,992)	(5,197)	(2,682)	(2,453)	-	-	-	-
SL contracts or LSFP contracts	(1,640)	(1,569)	-	-	(416)	(371)	(2,172)	(2,207)
Adjustments to maintain reserves	(4,678)	1,219	1	(62)	203	(24)	(1,065)	-

Net equity transactions	(1,590,447)	(1,710,179)	288,509	875,561	66,427	41,129	(381,849)	(393,767)

Net change in contract owners’ equity	(3,711,305)	1,189,237	57,252	1,052,814	56,646	178,257	(507,427)	597
Contract owners’ equity beginning of period	13,537,979	12,348,742	2,308,877	1,256,063	579,335	401,078	1,993,038	1,992,441

Contract owners’ equity end of period	$9,826,674	13,537,979	2,366,129	2,308,877	635,981	579,335	1,485,611	1,993,038

CHANGES IN UNITS:
Beginning units	244,410	289,923	178,931	105,313	26,745	24,731	108,947	134,539
Units purchased	8,229	10,909	41,369	93,965	5,450	4,035	1,412	1,596
Units redeemed	(38,332)	(56,422)	(21,740)	(20,347)	(2,199)	(2,021)	(25,069)	(27,188)

Ending units	214,307	244,410	198,560	178,931	29,996	26,745	85,290	108,947

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WFVSCG		NVAGF3		NVAGF6		CSIEF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,337)	(2,921)	3,564	3,712	-	587	23,085	(3,372)
Realized gain (loss) on investments	54,033	16,922	(6,636)	151	623	131	(73,105)	(6,487)
Change in unrealized gain (loss) on investments	(83,467)	78,194	377	(669)	(386)	(121)	(86,084)	95,939
Reinvested capital gains	-	-	5,065	1,647	-	264	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(32,771)	92,195	2,370	4,841	237	861	(136,104)	86,080

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,409	43,230	1,925	2,650	-	965	24,301	39,450
Transfers between funds	(186,797)	567,147	(71,896)	32,362	-	-	(696,329)	(166,183)
Surrenders (note 6)	(42,051)	(76,790)	(3,010)	-	-	-	(20,856)	(42,342)
Death Benefits (note 4)	-	-	-	-	(11,038)	-	(12,363)	(319)
Net policy repayments (loans) (note 5)	8,059	(940)	110	(74)	-	-	5,974	13,107
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(164)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,703)	(23,170)	(1,084)	(2,316)	(324)	(1,380)	(31,732)	(46,639)
Asset charges (note 3):
MSP contracts	(22)	(18)	-	-	-	-	(194)	(222)
SL contracts or LSFP contracts	-	-	-	-	(8)	(33)	(932)	(1,108)
Adjustments to maintain reserves	5	(1,411)	11	(9)	(3)	-	177	2,655

Net equity transactions	(224,100)	508,048	(73,944)	32,613	(11,373)	(448)	(732,118)	(201,601)

Net change in contract owners’ equity	(256,871)	600,243	(71,574)	37,454	(11,136)	413	(868,222)	(115,521)
Contract owners’ equity beginning of period	741,725	141,482	71,574	34,120	11,136	10,723	868,222	983,743

Contract owners’ equity end of period	$484,854	741,725	-	71,574	-	11,136	-	868,222

CHANGES IN UNITS:
Beginning units	44,714	10,757	5,842	2,998	905	939	76,928	97,341
Units purchased	2,047	41,543	405	3,159	-	85	2,320	3,665
Units redeemed	(15,948)	(7,586)	(6,247)	(315)	(905)	(119)	(79,248)	(24,078)

Ending units	30,813	44,714	-	5,842	-	905	-	76,928

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GEF3		WIEP		WVCP		GVUS1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$434	361	-	-	-	(2)	-	10
Realized gain (loss) on investments	7,965	(9,012)	-	-	-	-	-	(19,872)
Change in unrealized gain (loss) on investments	(10,823)	7,983	-	-	-	-	-	25,166
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,424)	(668)	-	-	-	(2)	-	5,304

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	697	68	-	(38,946)	-	2,473	-	1,492
Transfers between funds	(73,267)	3,299	-	939	-	(219)	-	(127,362)
Surrenders (note 6)	-	1,805	-	(699)	-	-	-	(25,386)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	53	-	98	-	24,142
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(736)	(1,033)	-	127	-	158	-	(2,322)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	(84)
SL contracts or LSFP contracts	-	-	-	-	-	2	-	(18)
Adjustments to maintain reserves	(1)	(1)	-	38,526	-	(2,869)	-	5

Net equity transactions	(73,307)	4,138	-	-	-	(357)	-	(129,533)

Net change in contract owners’ equity	(75,731)	3,470	-	-	-	(359)	-	(124,229)
Contract owners’ equity beginning of period	75,731	72,261	-	-	-	359	-	124,229

Contract owners’ equity end of period	$-	75,731	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	5,113	5,406	-	-	-	34	-	10,618
Units purchased	48	-	-	67	-	-	-	182
Units redeemed	(5,161)	(293)	-	(67)	-	(34)	-	(10,800)

Ending units	-	5,113	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVUG1		SVIF		WSCP		JARLCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(770)	-	-	5,722	(23,734)	-	269
Realized gain (loss) on investments	-	(84,928)	-	-	(167,997)	119,496	-	2,584
Change in unrealized gain (loss) on investments	-	108,426	-	-	(238,025)	684,649	-	(1,918)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	22,728	-	-	(400,300)	780,411	-	935

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	21,555	-	-	340,273	417,005	-	(3,073)
Transfers between funds	-	(506,991)	-	-	(5,625,434)	(196,566)	-	(10,538)
Surrenders (note 6)	-	(13,537)	-	-	(282,947)	(586,124)	-	-
Death Benefits (note 4)	-	-	-	-	(14,572)	(99,723)	-	-
Net policy repayments (loans) (note 5)	-	(690)	-	-	5,641	212,043	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(3,990)	-	-	(340,107)	(425,538)	-	426
Asset charges (note 3):
MSP contracts	-	(25)	-	-	(1,865)	(2,105)	-	-
SL contracts or LSFP contracts	-	(50)	-	-	(925)	(1,144)	-	11
Adjustments to maintain reserves	-	13	-	-	(25,995)	194	-	4

Net equity transactions	-	(503,715)	-	-	(5,945,931)	(681,958)	-	(13,170)

Net change in contract owners’ equity	-	(480,987)	-	-	(6,346,231)	98,453	-	(12,235)
Contract owners’ equity beginning of period	-	480,987	-	-	6,346,231	6,247,778	-	12,235

Contract owners’ equity end of period	$-	-	-	-	-	6,346,231	-	-

CHANGES IN UNITS:
Beginning units	-	35,133	-	-	402,639	451,622	-	831
Units purchased	-	1,234	-	-	24,276	35,470	-	-
Units redeemed	-	(36,367)	-	-	(426,915)	(84,453)	-	(831)

Ending units	-	-	-	-	-	402,639	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVGU1		GVGF1		GVGH1		GVGHS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	5,026	-	805	-	147	-	914
Realized gain (loss) on investments	-	(281,799)	-	75,518	-	21,362	-	55,381
Change in unrealized gain (loss) on investments	-	246,468	-	(66,505)	-	(16,660)	-	(49,084)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(30,305)	-	9,818	-	4,849	-	7,211

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	7,703	-	10,950	-	4	-	25,932
Transfers between funds	-	(844,960)	-	(521,971)	-	(181,723)	-	(466,476)
Surrenders (note 6)	-	(4,595)	-	(32,913)	-	(1,399)	-	(29,981)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	43	-	1,521	-	(62)	-	17,520
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(11,716)	-	(6,333)	-	(2,554)	-	(9,251)
Asset charges (note 3):
MSP contracts	-	(78)	-	(16)	-	(43)	-	(11)
SL contracts or LSFP contracts	-	(206)	-	(58)	-	(10)	-	(132)
Adjustments to maintain reserves	-	-	-	9	-	(5)	-	8

Net equity transactions	-	(853,809)	-	(548,811)	-	(185,792)	-	(462,391)

Net change in contract owners’ equity	-	(884,114)	-	(538,993)	-	(180,943)	-	(455,180)
Contract owners’ equity beginning of period	-	884,114	-	538,993	-	180,943	-	455,180

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	51,570	-	40,536	-	13,805	-	41,718
Units purchased	-	543	-	924	-	-	-	1,162
Units redeemed	-	(52,113)	-	(41,460)	-	(13,805)	-	(42,880)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GGTC		GGTC3		FALF		FVMOS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(646)	-	(744)	-	849	-	6,275
Realized gain (loss) on investments	-	52,062	-	106,386	-	(12,854)	-	(12,504)
Change in unrealized gain (loss) on investments	-	(45,360)	-	(90,155)	-	13,689	-	9,118
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	6,056	-	15,487	-	1,684	-	2,889

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(1)	-	65,274	-	552	-	334
Transfers between funds	-	(283,761)	-	(429,287)	-	(46,309)	-	(294,574)
Surrenders (note 6)	-	(26,102)	-	(110,556)	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	(3,491)	-	19,157	-	-	-	(6)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(3,394)	-	(10,691)	-	(176)	-	(2,319)
Asset charges (note 3):
MSP contracts	-	-	-	(46)	-	-	-	(92)
SL contracts or LSFP contracts	-	(7)	-	(44)	-	-	-	-
Adjustments to maintain reserves	-	1	-	1	-	(5)	-	9

Net equity transactions	-	(316,755)	-	(466,192)	-	(45,938)	-	(296,648)

Net change in contract owners’ equity	-	(310,699)	-	(450,705)	-	(44,254)	-	(293,759)
Contract owners’ equity beginning of period	-	310,699	-	450,705	-	44,254	-	293,759

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	101,553	-	35,759	-	3,932	-	29,005
Units purchased	-	312	-	2,977	-	49	-	44
Units redeemed	-	(101,865)	-	(38,736)	-	(3,981)	-	(29,049)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b) The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class III (GIG3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)*

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Balanced Portfolio - I Class Shares (AMBP)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

V.I. Basic Value Fund - Series I (AVBVI)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Bond Fund: Initial Class (VWBF)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and assets charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment and flexible premium contracts the Company deducts a charge for state premium taxes equal to 2.50% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.50% of each premium payment. For flexible premium contracts, the sales load is reduced to 1.50% on any portion of the annual premium paid in excess of the annual break point premium. On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.50% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5.00% of each premium payment during the first ten years and 1.50% of each premium payment thereafter.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

For policies issued in New York, the Company deducts a sales load from each premium payment received not to exceed 9.50% of each premium payment during the first ten years and 6.00% of each premium payment thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2011 and 2010, total front-end sales charge deductions were $1,909,964 and $2,089,838, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

(c) Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

Purchase payments totaling less than $25,000 – $10/month

Purchase payments totaling $25,000 or more – none

Contracts issued on or after April 16, 1990:

Purchase payments totaling less than $25,000 – $90/year ($65/year in New York)

Purchase payments totaling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5.00 (not to exceed $7.50 per month). For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5.00 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s Specified Amount is increased. The charge is equal $2.04 per year per $1,000 of the Specified Amount increase.

For modified single premium contracts, the Company deducts a monthly administrative charge equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10.00 minimum.

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000.00 basic coverage charge. For policy years one through ten the per policy charge is $10.00. Additionally, there is a $0.04 per $1,000.00 basic coverage charge (not less than $20.00 or more than $80.00 per policy per year). For policy years eleven and after, the per policy charge is $5.00. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10.00 or more than $40.00 per policy per year). For policies issued in New York the per policy charge is guaranteed not to exceed $7.50 per month in all years and there is a $0.04 per $1,000.00 basic coverage charge in policy year one only.

(d) Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8.00% in the first year and declines a Specified Amount each year. After the ninth year, the charge is 0.00%. For single premium contracts issued on or after April 16, 1990, the charge is 8.50% in the first year, and declines a Specified Amount each year. After the ninth year, the charge is 0.00%. However, if a policy’s Specified Amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial Specified Amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a Specified Amount each year. After the eighth year for flexible premium contracts, after the ninth year for multiple payment contracts and after the tenth year for last survivor contracts, the charge is 0.00%. However, if a policy’s Specified Amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10.00% of the initial premium payment and declines a Specified Amount each year to 0.00% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium contracts (MSP), the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium contracts the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium contracts (LSFP), the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For LSFP issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium contracts issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment contracts, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life contracts, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

The following table provides mortality and expense risk charges by contract type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2011:

	Total	MLVGA2	DSIF	DSRG	JABS

Single Premium issue prior to April 16, 1990	$4,294	-	143	-	-
Single Premium issue after to April 16, 1990	476,377	-	20,397	1,382	-
Multiple Payment and Flexible Premium contracts	2,983,248	16,483	188,831	34,547	7,512
Variable Executive Life	11,007	-	624	-	-

Total	$3,474,926	16,483	209,995	35,929	7,512

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	3,722	-	1,242	-	13,489
Multiple Payment and Flexible Premium contracts	15,975	2,047	3,175	31,376	6,875
Variable Executive Life	20	-	-	51	-

Total	19,717	2,047	4,417	31,427	20,364

	MIGIC	MVFIC	MSVFI	MSEM	MSVRE

Single Premium issue prior to April 16, 1990	-	-	-	119	-
Single Premium issue after to April 16, 1990	-	-	-	2,464	11,120
Multiple Payment and Flexible Premium contracts	871	9,554	908	6,567	3
Variable Executive Life	-	-	-	16	-

Total	871	9,554	908	9,166	11,123

	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	7,332	-	-	-	-
Multiple Payment and Flexible Premium contracts	31,017	5,495	5,930	9,228	10,842
Variable Executive Life	198	5	-	5	21

Total	38,547	5,500	5,930	9,233	10,863

	GVAGI2	HIBF	HIBF3	GEM	GEM3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	5,157	-
Multiple Payment and Flexible Premium contracts	5,222	302	8,833	3,607	15,806
Variable Executive Life	5	-	-	-	40

Total	5,227	302	8,833	8,764	15,846

	GIG	GIG3	NVNMO1	NVNSR1	NVCRA1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	736	-	-	-	-
Multiple Payment and Flexible Premium contracts	2,597	19,585	67,858	1,199	767
Variable Executive Life	-	89	231	-	-

Total	3,333	19,674	68,089	1,199	767

	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	1,365	2,350	756	5,430	2,053
Variable Executive Life	-	-	-	-	-

Total	1,365	2,350	756	5,430	2,053

	NVCMC1	NVCBD1	NVLCP1	TRF	GBF

Single Premium issue prior to April 16, 1990	-	-	-	121	209
Single Premium issue after to April 16, 1990	-	979	-	10,620	17,563
Multiple Payment and Flexible Premium contracts	1,381	991	595	257,654	42,297
Variable Executive Life	-	-	47	700	6

Total	1,381	1,970	642	269,095	60,075

	CAF	GVIX6	GVIDA	NVDBL2	NVDCA2

Single Premium issue prior to April 16, 1990	$-	-	-	-	-
Single Premium issue after to April 16, 1990	2,495	-	116	-	-
Multiple Payment and Flexible Premium contracts	69,631	2,209	10,684	816	286
Variable Executive Life	121	-	-	-	-

Total	$72,247	2,209	10,800	816	286

	GVIDC	GVIDM	GVDMA	GVDMC	MCIF

Single Premium issue prior to April 16, 1990	-	-	-	-	4
Single Premium issue after to April 16, 1990	887	2,902	5,104	1,976	5,463
Multiple Payment and Flexible Premium contracts	4,178	19,844	25,342	12,388	22,444
Variable Executive Life	-	-	86	-	76

Total	5,065	22,746	30,532	14,364	27,987

	SAM	NVMIG3	GVDIVI	GVDIV3	NVMLG1

Single Premium issue prior to April 16, 1990	406	-	-	-	-
Single Premium issue after to April 16, 1990	34,972	58	-	-	1,869
Multiple Payment and Flexible Premium contracts	73,227	24,683	1,005	2,779	6,852
Variable Executive Life	1,078	-	-	-	-

Total	109,683	24,741	1,005	2,779	8,721

	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF

Single Premium issue prior to April 16, 1990	-	-	-	8	153
Single Premium issue after to April 16, 1990	816	860	427	7,067	6,152
Multiple Payment and Flexible Premium contracts	5,561	155,678	109,887	5,222	19,718
Variable Executive Life	-	294	4	15	36

Total	6,377	156,832	110,318	12,312	26,059

	SCF	MSBF	NVSTB2	NVOLG1	NVTIV3

Single Premium issue prior to April 16, 1990	110	-	-	-	-
Single Premium issue after to April 16, 1990	4,062	2,772	-	30,657	-
Multiple Payment and Flexible Premium contracts	84,724	6,024	2,660	223,588	370
Variable Executive Life	957	-	-	902	-

Total	89,853	8,796	2,660	255,147	370

	EIF	NVRE1	ALVGIA	ALVSVA	ACVB

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	2,061	-	-	6,569
Multiple Payment and Flexible Premium contracts	3,380	46,973	1,230	5,548	15,873
Variable Executive Life	-	163	-	-	-

Total	3,380	49,197	1,230	5,548	22,442

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	ACVCA	ACVIG	ACVIP2	ACVI	ACVMV1

Single Premium issue prior to April 16, 1990	140	-	-	5	-
Single Premium issue after to April 16, 1990	11,419	887	-	3,707	-
Multiple Payment and Flexible Premium contracts	130	6,708	8,375	103	6,980
Variable Executive Life	-	68	110	-	-

Total	11,689	7,663	8,485	3,815	6,980

	ACVU1	DVSCS	DCAP	DSC	DGI

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	138	3,157	7,912	-	1,071
Multiple Payment and Flexible Premium contracts	-	6,242	16,316	1,362	5,679
Variable Executive Life	-	-	-	-	17

Total	138	9,399	24,228	1,362	6,767

	FVCA2P	FQB	FEIP	FHIP	FAMP

Single Premium issue prior to April 16, 1990	-	-	654	248	222
Single Premium issue after to April 16, 1990	-	2,538	34,940	14,325	23,335
Multiple Payment and Flexible Premium contracts	491	6,054	185,229	45,351	61,553
Variable Executive Life	-	-	1,171	250	42

Total	$491	8,592	221,994	60,174	85,152

	FCP	FNRS2	FF10S	FF20S	FF30S

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	80	18,695	1,585	4,991	5,191
Variable Executive Life	-	49	147	-	-

Total	80	18,744	1,732	4,991	5,191

	FGP	FHIPR	FIGBS	FMCS	FOP

Single Premium issue prior to April 16, 1990	743	-	-	-	239
Single Premium issue after to April 16, 1990	39,830	-	-	-	12,243
Multiple Payment and Flexible Premium contracts	265,211	19,876	21,917	42,285	28,437
Variable Executive Life	1,739	74	29	21	26

Total	307,523	19,950	21,946	42,306	40,945

	FOSR	FVSS	FTVIS2	FTVRDI	FTVSVI

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	1,360	-	-	-
Multiple Payment and Flexible Premium contracts	21,414	3,734	6,040	15,787	17,590
Variable Executive Life	42	-	-	-	-

Total	21,456	5,094	6,040	15,787	17,590

	FTVDM3	TIF	TIF3	FTVGI3	FTVFA2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	7,805	1,468	5,868	15,812	470
Variable Executive Life	16	-	-	117	-

Total	7,821	1,468	5,868	15,929	470

	AMTB	AMBP	AMTG	AMGP	AMTP

Single Premium issue prior to April 16, 1990	65	-	452	-	-
Single Premium issue after to April 16, 1990	6,152	-	8,468	962	5,007
Multiple Payment and Flexible Premium contracts	7,862	218	144	-	14
Variable Executive Life	73	-	-	-	-

Total	14,152	218	9,064	962	5,021

	AMFAS	AMSRS	OVMS	OVB	OVGS3

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	7,503	5,173	-
Multiple Payment and Flexible Premium contracts	654	2,817	28,407	21,664	39,686
Variable Executive Life	22	-	7	-	292

Total	676	2,817	35,917	26,837	39,978

	OVGS	OVHI3	OVHI	OVGI	OVSC

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	10,048	-	-	235	-
Multiple Payment and Flexible Premium contracts	70,333	597	218	3,990	4,130
Variable Executive Life	560	-	-	-	-

Total	80,941	597	218	4,225	4,130

	OVAG	PMVFBA	PMVLDA	PMVTRA	PVGIB

Single Premium issue prior to April 16, 1990	$-	-	-	-	-
Single Premium issue after to April 16, 1990	1,644	-	-	-	-
Multiple Payment and Flexible Premium contracts	4,382	3,933	10,464	417	562
Variable Executive Life	-	17	31	-	-

Total	$6,026	3,950	10,495	417	562

	PVTIGB	PVTVB	AVCA	AVCDI	TRHS2

Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	1,148	3,789	350	847	2,385
Variable Executive Life	-	-	-	-	-

Total	1,148	3,789	350	847	2,385

	VWBF	VWEM	VWHA	WRASP	SVDF

Single Premium issue prior to April 16, 1990	118	-	-	-	-
Single Premium issue after to April 16, 1990	7,518	9,308	21,621	-	4,747
Multiple Payment and Flexible Premium contracts	6,696	30,279	49,036	11,831	-
Variable Executive Life	56	52	126	-	-

Total	14,388	39,639	70,783	11,831	4,747

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	SVOF	WFVSCG	NVAGF3	CSIEF3	GEF3

Single Premium issue prior to April 16, 1990	135	-	-	-	-
Single Premium issue after to April 16, 1990	13,136	-	-	2,020	-
Multiple Payment and Flexible Premium contracts	68	3,324	148	1,337	242
Variable Executive Life	-	13	-	-	-

Total	13,339	3,337	148	3,357	242

	WSCP

Single Premium issue prior to April 16, 1990	-
Single Premium issue after to April 16, 1990	2,485
Multiple Payment and Flexible Premium contracts	25,759
Variable Executive Life	50

Total	28,294

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90.00% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2011 and 2010, total transfers into the Account from the fixed account were $21,317,891 and $32,158,962, respectively, and total transfers from the Account to the fixed account were $24,466,331 and $23,402,337, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$589,371,724	$0	$0	$589,371,724

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	$1,851,141	$1,530,516
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,786,885	5,817,783
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	219,069	583,255

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	889,396	411,818
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	500,293	1,719,460
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	356,618	393,829
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	278,825	455,340
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	902,622	2,191,147
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	241,062	1,270,836
Investors Growth Stock Series - Initial Class (MIGIC)	17,012	17,415
Value Series - Initial Class (MVFIC)	391,769	383,831
Core Plus Fixed Income Portfolio - Class I (MSVFI)	69,860	26,218
Emerging Markets Debt Portfolio - Class I (MSEM)	509,546	1,121,272
U.S. Real Estate Portfolio - Class I (MSVRE)	886,965	573,892
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	638,674	1,624,554
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	150,946	298,051
American Funds NVIT Bond Fund - Class II (GVABD2)	74,659	166,536
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	288,707	391,340
American Funds NVIT Growth Fund - Class II (GVAGR2)	240,908	608,125
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	76,533	75,189
Federated NVIT High Income Bond Fund - Class I (HIBF)	12,396	23,207
Federated NVIT High Income Bond Fund - Class III (HIBF3)	545,445	424,405
NVIT Emerging Markets Fund - Class I (GEM)	92,743	437,422
NVIT Emerging Markets Fund - Class III (GEM3)	319,252	635,410
NVIT International Equity Fund - Class I (GIG)	52,291	210,117
NVIT International Equity Fund - Class III (GIG3)	468,111	521,666
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	506,268	1,854,867
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	295,371	81,142
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	66,353	13,050
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	62,979	145,229
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	138,369	94,046
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	124,583	289,296
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	228,960	335,929
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	149,529	47,307
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	163,636	314,563
NVIT Core Bond Fund - Class I (NVCBD1)	551,799	349,802
NVIT Core Plus Bond Fund - Class I (NVLCP1)	200,698	127,975
NVIT Fund - Class I (TRF)	592,396	4,491,022
NVIT Government Bond Fund - Class I (GBF)	1,046,869	2,035,357
American Century NVIT Growth Fund - Class I (CAF)	1,123,187	1,894,780
NVIT International Index Fund - Class VI (GVIX6)	624,366	528,077
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	98,090	417,307
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	27,648	177,916
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	104,411	26,499
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	186,741	167,821
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	787,781	714,001
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	226,805	624,944
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	455,270	765,523
NVIT Mid Cap Index Fund - Class I (MCIF)	1,839,104	1,953,272
NVIT Money Market Fund - Class I (SAM)	21,063,602	16,461,332
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	251,538	693,435
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	3,043	110,191
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	132,257	378,591
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	290,091	562,344
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	557,797	923,645
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	575,050	3,547,568
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	271,569	2,003,483
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	1,523,215	1,062,755
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	822,530	1,537,778
NVIT Multi-Manager Small Company Fund - Class I (SCF)	383,918	2,744,566
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,550,721	986,244
NVIT Short Term Bond Fund - Class II (NVSTB2)	662,150	729,987
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,197,709	9,945,274
Templeton NVIT International Value Fund - Class III (NVTIV3)	48,054	34,937
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	70,108	190,060
NVIT Real Estate Fund - Class I (NVRE1)	1,429,228	1,933,488
VPS Growth and Income Portfolio - Class A (ALVGIA)	122,839	90,673
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	157,022	374,876
VP Balanced Fund - Class I (ACVB)	268,441	544,373
VP Capital Appreciation Fund - Class I (ACVCA)	66,131	244,332
VP Income & Growth Fund - Class I (ACVIG)	329,729	467,399
VP Inflation Protection Fund - Class II (ACVIP2)	907,252	440,843
VP International Fund - Class I (ACVI)	32,701	201,377
VP International Fund - Class III (ACVI3)	26,842	32,519
VP Mid Cap Value Fund - Class I (ACVMV1)	809,970	701,551
VP Ultra(R) Fund - Class I (ACVU1)	51,923	45,924
VP Value Fund - Class I (ACVV)	533	548
VP Vista(SM) Fund - Class I (ACVVS1)	13,732	18,877
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,007,265	844,597
Appreciation Portfolio - Initial Shares (DCAP)	2,247,926	1,222,646
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	107,617	90,627
Growth and Income Portfolio - Initial Shares (DGI)	81,532	344,516
Capital Appreciation Fund II - Primary Shares (FVCA2P)	10,173	150,641
Quality Bond Fund II - Primary Shares (FQB)	725,295	345,946
Equity-Income Portfolio - Initial Class (FEIP)	1,255,482	6,202,044
High Income Portfolio - Initial Class (FHIP)	1,416,198	2,534,727
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	790,765	2,065,237
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	2,657	20,089
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	756,423	1,073,257
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	140,024	41,705
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	91,456	174,426
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	147,660	78,292
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	1,901	2,040

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - Growth Portfolio - Initial Class (FGP)	1,203,771	8,471,778
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	1,055,358	841,641
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	860,875	901,248
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	520,354	1,595,809
VIP Fund - Overseas Portfolio - Initial Class (FOP)	238,610	1,532,101
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	649,288	1,374,986
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	65,677	299,178
Franklin Income Securities Fund - Class 2 (FTVIS2)	612,667	399,083
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,654,924	947,781
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	386,450	793,924
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	318,514	460,801
Templeton Foreign Securities Fund - Class 1 (TIF)	5,546	45,266
Templeton Foreign Securities Fund - Class 3 (TIF3)	286,583	277,669
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	1,012,514	538,589
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	82,314	25,759
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	631,088	421,802
Balanced Portfolio - I Class Shares (AMBP)	3,038	3,476
Growth Portfolio - I Class Shares (AMTG)	59,685	283,283
Guardian Portfolio - I Class Shares (AMGP)	143,689	184,642
International Portfolio - S Class Shares (AMINS)	15,509	57
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	1,473	53
Partners Portfolio - I Class Shares (AMTP)	133,106	396,309
Regency Portfolio - S Class Shares (AMRS)	26,438	4,097
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	396,808	51,489
Socially Responsive Portfolio - I Class Shares (AMSRS)	158,804	50,946
Balanced Fund/VA - Non-Service Shares (OVMS)	233,584	696,328
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	64	245
Core Bond Fund/VA - Non-Service Shares (OVB)	887,623	1,307,965
Global Securities Fund/VA - Class 3 (OVGS3)	527,264	1,004,137
Global Securities Fund/VA - Non-Service Shares (OVGS)	244,892	2,972,484
High Income Fund/VA - Class 3 (OVHI3)	57,785	124,340
High Income Fund/VA - Non-Service Shares (OVHI)	8,106	12,261
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	95,735	191,128
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	461,162	529,168
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	1,108,039	1,067,969
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	528,470	373,527
Low Duration Portfolio - Administrative Class (PMVLDA)	1,518,912	1,481,029
Total Return Portfolio - Administrative Class (PMVTRA)	487,855	160,815
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	34,483	72,730
Putnam VT International Equity Fund - IB Shares (PVTIGB)	87,020	176,338
Putnam VT Voyager Fund - IB Shares (PVTVB)	376,695	545,006
V.I. Basic Value Fund - Series I (AVBVI)	1,886	16,795
V.I. Capital Appreciation Fund - Series I (AVCA)	5,112	79,180
V.I. Capital Development Fund - Series I (AVCDI)	50,807	66,525
Blue Chip Growth Portfolio - II (TRBCG2)	-	121
Equity Income Portfolio - II (TREI2)	1	127
Health Sciences Portfolio - II (TRHS2)	854,627	280,347
Limited-Term Bond Portfolio - II (TRLT2)	6,182	1,870
VIP Trust - Global Bond Fund: Initial Class (VWBF)	494,351	414,087
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	857,482	3,123,450
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	1,541,352	2,899,193
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	1,117,619	814,801
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	446,377	384,106
Advantage VT Opportunity Fund - Class 2 (SVOF)	113,953	514,154
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	171,822	399,290
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)	40,798	106,122
AllianceBernstein NVIT Global Fixed Income Fund - Class VI(obsolete) (NVAGF6)	-	11,370
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)	55,851	761,816
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	25,821	98,691
U.S. Equity Flex I Portfolio(obsolete) (WSCP)	145,933	6,086,126

Total	$86,975,756	$148,237,527

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2011	0.00%	16,561	$12.900807	$213,650	2.10%	-3.63%
2011	0.50%	195,667	12.730054	2,490,851	2.10%	-4.11%
2011	0.80%	32,253	12.628697	407,313	2.10%	-4.39%
2010	0.00%	18,901	13.386468	253,018	1.39%	9.88%
2010	0.50%	186,041	13.275367	2,469,763	1.39%	9.33%
2010	0.80%	27,324	13.209155	360,927	1.39%	9.01%
2009	0.00%	11,131	12.182592	135,604	2.53%	21.83%	5/1/2009
2009	0.50%	65,483	12.142000	795,095	2.53%	21.42%	5/1/2009
2009	0.80%	9,208	12.117715	111,580	2.53%	21.18%	5/1/2009
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.00%	242,229	24.472264	5,927,892	1.81%	1.88%
2011	0.50%	801,833	32.836419	26,329,324	1.81%	1.37%
2011	0.80%	201,415	31.715171	6,387,911	1.81%	1.07%
2011	1.00%	192,956	9.427090	1,819,014	1.81%	0.87%
2011	1.30%	1	28.950048	29	1.81%	0.56%
2010	0.00%	283,297	24.021269	6,805,153	1.83%	14.84%
2010	0.50%	880,255	32.392494	28,513,655	1.83%	14.27%
2010	0.80%	231,031	31.380193	7,249,797	1.83%	13.92%
2010	1.00%	227,384	9.346157	2,125,167	1.83%	13.70%
2010	1.30%	1	28.787558	29	1.83%	13.36%
2009	0.00%	340,061	20.917605	7,113,262	2.10%	26.33%
2009	0.50%	917,137	28.348457	25,999,419	2.10%	25.70%
2009	0.80%	259,068	27.544961	7,136,018	2.10%	25.33%
2009	1.00%	262,346	8.220290	2,156,560	2.10%	25.08%
2009	1.30%	1	25.395713	25	2.10%	24.70%
2008	0.00%	383,007	16.557351	6,341,581	2.05%	-37.14%
2008	0.50%	952,613	22.551717	21,483,059	2.05%	-37.46%
2008	0.80%	384,851	21.978365	8,458,396	2.05%	-37.64%
2008	1.00%	321,585	6.572170	2,113,511	2.05%	-37.77%
2007	0.00%	420,020	26.340376	11,063,485	1.70%	5.26%
2007	0.50%	950,264	36.056885	34,263,560	1.70%	4.73%
2007	0.80%	618,332	35.246027	21,793,746	1.70%	4.41%
2007	1.00%	340,954	10.560744	3,600,728	1.70%	4.20%
2007	1.30%	6	32.822912	197	1.70%	3.89%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.00%	21,010	19.616581	412,144	0.89%	0.90%
2011	0.50%	108,447	27.906384	3,026,364	0.89%	0.40%
2011	0.80%	82,025	26.952830	2,210,806	0.89%	0.10%
2011	1.00%	25,610	7.120901	182,366	0.89%	-0.10%
2010	0.00%	22,495	19.441383	437,334	0.87%	14.82%
2010	0.50%	113,089	27.795479	3,143,363	0.87%	14.24%
2010	0.80%	92,318	26.926201	2,485,773	0.87%	13.90%
2010	1.00%	17,088	7.128076	121,805	0.87%	13.67%
2009	0.00%	25,239	16.932768	427,366	0.97%	33.76%
2009	0.50%	124,121	24.330103	3,019,877	0.97%	33.09%
2009	0.80%	100,952	23.639940	2,386,499	0.97%	32.69%
2009	1.00%	17,511	6.270634	109,805	0.97%	32.42%
2008	0.00%	26,451	12.659521	334,857	0.76%	-34.42%
2008	0.50%	136,568	18.281160	2,496,621	0.76%	-34.75%
2008	0.80%	117,793	17.815941	2,098,593	0.76%	-34.95%
2008	1.00%	19,389	4.735242	91,812	0.76%	-35.08%
2007	0.00%	29,132	19.305130	562,397	0.53%	7.79%
2007	0.50%	133,118	28.017912	3,729,688	0.53%	7.25%
2007	0.80%	147,566	27.387135	4,041,410	0.53%	6.92%
2007	1.00%	20,698	7.293750	150,966	0.53%	6.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	0.00%	3,796	$18.090668	$68,672	2.42%	1.35%
2011	0.50%	84,060	17.323728	1,456,233	2.42%	0.85%
2011	0.80%	5,460	16.879234	92,161	2.42%	0.55%
2010	0.00%	4,409	17.848881	78,696	2.53%	8.12%
2010	0.50%	63,353	17.177664	1,088,257	2.53%	7.58%
2010	0.80%	4,368	16.787086	73,326	2.53%	7.26%
2009	0.00%	4,468	16.508530	73,760	2.97%	25.58%
2009	0.50%	59,924	15.967283	956,823	2.97%	24.96%
2009	0.80%	4,174	15.651080	65,328	2.97%	24.58%
2008	0.00%	1,888	13.145664	24,819	2.61%	-16.06%
2008	0.50%	29,964	12.778352	382,891	2.61%	-16.48%
2008	0.80%	3,187	12.562910	40,038	2.61%	-16.73%
2007	0.00%	624	15.660699	9,772	1.92%	10.29%
2007	0.50%	13,348	15.299488	204,218	1.92%	9.73%
2007	0.80%	3,168	15.086774	47,795	1.92%	9.40%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.00%	61,290	9.999175	612,849	0.23%	-6.94%
2011	0.50%	204,085	9.432470	1,925,026	0.23%	-7.40%
2011	0.80%	51,667	9.108015	470,584	0.23%	-7.68%
2011	1.00%	37,117	9.291820	344,884	0.23%	-7.87%
2010	0.00%	64,750	10.745026	695,740	0.22%	6.48%
2010	0.50%	295,574	10.186784	3,010,948	0.22%	5.95%
2010	0.80%	60,260	9.865878	594,518	0.22%	5.63%
2010	1.00%	54,095	10.085087	545,553	0.22%	5.42%
2009	0.00%	75,049	10.091229	757,337	0.01%	46.01%
2009	0.50%	369,606	9.614858	3,553,709	0.01%	45.29%
2009	0.80%	66,045	9.339933	616,856	0.01%	44.85%
2009	1.00%	57,975	9.566552	554,621	0.01%	44.56%
2008	0.00%	66,848	6.911095	461,993	0.01%	-44.31%
2008	0.50%	285,769	6.617843	1,891,174	0.01%	-44.59%
2008	0.80%	70,867	6.447916	456,944	0.01%	-44.75%
2008	1.00%	25,926	6.617584	171,567	0.01%	-44.86%
2007	0.00%	51,646	12.409688	640,911	0.19%	36.63%
2007	0.50%	198,870	11.942871	2,375,079	0.19%	35.95%
2007	0.80%	84,802	11.671311	989,751	0.19%	35.54%
2007	1.00%	22,756	12.002478	273,128	0.19%	35.27%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.00%	634	10.352942	6,564	0.00%	-8.81%
2011	0.50%	29,181	10.267311	299,610	0.00%	-9.26%
2011	0.80%	2,499	10.216274	25,530	0.00%	-9.53%
2010	0.00%	124	11.352948	1,408	0.00%	13.53%	5/3/2010
2010	0.50%	33,970	11.315395	384,384	0.00%	13.15%	5/3/2010
2010	0.80%	2,165	11.292929	24,449	0.00%	12.93%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.00%	59,113	$ 5.405987	$ 319,564	0.00%	-8.66%
2011	0.50%	83,027	5.099493	423,396	0.00%	-9.11%
2011	0.80%	13,985	4.923995	68,862	0.00%	-9.38%
2011	1.00%	16,819	5.043000	84,818	0.00%	-9.56%
2010	0.00%	64,558	5.918354	382,077	0.00%	24.40%
2010	0.50%	100,059	5.610750	561,406	0.00%	23.78%
2010	0.80%	17,459	5.433907	94,871	0.00%	23.41%
2010	1.00%	22,621	5.576370	126,143	0.00%	23.16%
2009	0.00%	72,366	4.757691	344,295	0.00%	56.90%
2009	0.50%	214,031	4.532982	970,199	0.00%	56.11%
2009	0.80%	27,209	4.403280	119,809	0.00%	55.65%
2009	1.00%	41,272	4.527754	186,869	0.00%	55.34%
2008	0.00%	53,775	3.032378	163,066	0.09%	-43.97%
2008	0.50%	125,263	2.903630	363,717	0.09%	-44.25%
2008	0.80%	36,446	2.829026	103,107	0.09%	-44.42%
2008	1.00%	14,544	2.914815	42,393	0.09%	-44.53%
2007	0.00%	53,308	5.412137	288,510	0.37%	21.70%
2007	0.50%	126,802	5.208409	660,437	0.37%	21.09%
2007	0.80%	63,600	5.089898	323,718	0.37%	20.72%
2007	1.00%	21,732	5.254782	114,197	0.37%	20.48%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.00%	12,274	10.783470	132,356	0.35%	-32.33%
2011	0.50%	327,060	10.482039	3,428,256	0.35%	-32.67%
2011	0.80%	56,163	10.305239	578,773	0.35%	-32.87%
2010	0.00%	20,565	15.936367	327,731	0.52%	25.03%
2010	0.50%	397,289	15.568534	6,185,207	0.52%	24.41%
2010	0.80%	72,914	15.351937	1,119,371	0.52%	24.03%
2009	0.00%	13,452	12.746144	171,461	0.43%	79.07%
2009	0.50%	382,278	12.514261	4,783,927	0.43%	78.18%
2009	0.80%	69,416	12.377175	859,174	0.43%	77.65%
2008	0.00%	13,505	7.117893	96,127	2.89%	-52.21%
2008	0.50%	335,798	7.023415	2,358,449	2.89%	-52.45%
2008	0.80%	67,272	6.967336	468,707	2.89%	-52.59%
2007	0.00%	20,534	14.893765	305,829	0.50%	28.07%
2007	0.50%	326,560	14.770042	4,823,305	0.50%	27.43%
2007	0.80%	79,558	14.696304	1,169,209	0.50%	27.05%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.00%	40,409	12.935745	522,721	0.40%	-32.34%
2011	0.50%	60,202	12.202589	734,620	0.40%	-32.67%
2011	0.80%	12,846	11.782833	151,362	0.40%	-32.88%
2011	1.00%	60,882	12.659656	770,745	0.40%	-33.01%
2010	0.00%	50,895	19.117945	973,008	0.55%	25.02%
2010	0.50%	68,702	18.124805	1,245,210	0.55%	24.39%
2010	0.80%	17,122	17.553917	300,558	0.55%	24.02%
2010	1.00%	102,765	18.897953	1,942,048	0.55%	23.77%
2009	0.00%	45,724	15.292392	699,229	0.41%	79.07%
2009	0.50%	85,296	14.570522	1,242,807	0.41%	78.18%
2009	0.80%	21,214	14.153914	300,261	0.41%	77.65%
2009	1.00%	100,674	15.268085	1,537,099	0.41%	77.29%
2008	0.00%	64,411	8.539839	550,060	2.75%	-52.23%
2008	0.50%	100,327	8.177488	820,423	2.75%	-52.47%
2008	0.80%	34,313	7.967521	273,390	2.75%	-52.61%
2008	1.00%	33,535	8.611907	288,800	2.75%	-52.71%
2007	0.00%	65,132	17.876194	1,164,312	0.43%	28.02%
2007	0.50%	103,560	17.203858	1,781,632	0.43%	27.38%
2007	0.80%	63,014	16.812702	1,059,436	0.43%	26.99%
2007	1.00%	47,972	18.208982	873,521	0.43%	26.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Investors Growth Stock Series - Initial Class (MIGIC)
2011	0.00%	884	$ 15.796502	$ 13,964	0.55%	0.58%
2011	0.50%	8,677	15.126718	131,255	0.55%	0.08%
2011	0.80%	1,613	14.738500	23,773	0.55%	-0.22%
2010	0.00%	897	15.705759	14,088	0.50%	12.47%
2010	0.50%	8,710	15.115038	131,652	0.50%	11.91%
2010	0.80%	1,611	14.771276	23,797	0.50%	11.58%
2009	0.00%	844	13.963862	11,785	0.67%	39.55%
2009	0.50%	15,623	13.505951	211,003	0.67%	38.86%
2009	0.80%	2,002	13.238396	26,503	0.67%	38.44%
2008	0.00%	784	10.006089	7,845	0.56%	-36.87%
2008	0.50%	10,324	9.726449	100,416	0.56%	-37.19%
2008	0.80%	4,133	9.562409	39,521	0.56%	-37.38%
2007	0.00%	760	15.850552	12,046	0.34%	11.36%
2007	0.50%	10,876	15.485007	168,415	0.34%	10.80%
2007	0.80%	3,892	15.269711	59,430	0.34%	10.47%
Value Series - Initial Class (MVFIC)
2011	0.00%	10,143	18.226114	184,867	1.48%	-0.30%
2011	0.50%	92,819	17.453308	1,619,999	1.48%	-0.80%
2011	0.80%	7,870	17.005440	133,833	1.48%	-1.10%
2010	0.00%	10,028	18.281385	183,326	1.49%	11.53%
2010	0.50%	94,055	17.593817	1,654,786	1.49%	10.98%
2010	0.80%	8,354	17.193742	143,637	1.49%	10.65%
2009	0.00%	9,300	16.390924	152,436	1.34%	22.71%
2009	0.50%	85,805	15.853449	1,360,305	1.34%	22.10%
2009	0.80%	8,888	15.539458	138,115	1.34%	21.74%
2008	0.00%	10,025	13.356934	133,903	0.99%	-32.58%
2008	0.50%	98,196	12.983695	1,274,947	0.99%	-32.92%
2008	0.80%	8,253	12.764787	105,348	0.99%	-33.12%
2007	0.00%	9,498	19.812092	188,175	0.91%	7.91%
2007	0.50%	49,510	19.355242	958,278	0.91%	7.37%
2007	0.80%	9,924	19.086229	189,412	0.91%	7.04%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.00%	5,195	13.569488	70,493	3.62%	5.65%
2011	0.50%	10,523	12.994186	136,738	3.62%	5.12%
2011	0.80%	2,121	12.660760	26,853	3.62%	4.81%
2010	0.00%	1,267	12.844145	16,274	6.62%	7.14%
2010	0.50%	11,622	12.361057	143,660	6.62%	6.61%
2010	0.80%	2,208	12.079951	26,673	6.62%	6.29%
2009	0.00%	1,129	11.987667	13,534	4.15%	9.64%
2009	0.50%	14,932	11.594606	173,131	4.15%	9.10%
2009	0.80%	2,681	11.364963	30,469	4.15%	8.77%
2008	0.00%	6,559	10.933218	71,711	4.73%	-10.20%
2008	0.50%	60,672	10.627725	644,805	4.73%	-10.65%
2008	0.80%	4,469	10.448514	46,694	4.73%	-10.92%
2007	0.00%	1,932	12.175696	23,523	3.05%	5.45%
2007	0.50%	34,752	11.894818	413,369	3.05%	4.92%
2007	0.80%	10,704	11.729400	125,551	3.05%	4.61%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.00%	6,472	$ 29.707233	$ 192,265	3.16%	7.03%
2011	0.50%	34,581	27.552804	952,804	3.16%	6.50%
2011	0.80%	6,431	26.461901	170,176	3.16%	6.18%
2011	1.00%	9,433	26.320970	248,286	3.16%	5.97%
2010	0.00%	14,151	27.755292	392,765	3.44%	9.74%
2010	0.50%	49,756	25.871094	1,287,242	3.44%	9.20%
2010	0.80%	7,575	24.921222	188,778	3.44%	8.87%
2010	1.00%	10,356	24.837987	257,222	3.44%	8.65%
2009	0.00%	12,742	25.290832	322,256	8.37%	30.21%
2009	0.50%	47,197	23.692027	1,118,193	8.37%	29.56%
2009	0.80%	7,957	22.890693	182,141	8.37%	29.17%
2009	1.00%	10,375	22.859877	237,171	8.37%	28.91%
2008	0.00%	13,545	19.423315	263,089	7.05%	-14.98%
2008	0.50%	55,882	18.286566	1,021,890	7.05%	-15.40%
2008	0.80%	10,382	17.721099	183,980	7.05%	-15.65%
2008	1.00%	6,634	17.732649	117,638	7.05%	-15.82%
2007	0.00%	11,312	22.844597	258,418	7.41%	6.53%
2007	0.50%	69,830	21.615486	1,509,409	7.41%	6.00%
2007	0.80%	20,760	21.010045	436,169	7.41%	5.68%
2007	1.00%	7,184	21.065858	151,337	7.41%	5.47%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	0.00%	9,460	54.593503	516,455	0.97%	5.92%
2011	0.80%	7	53.276522	373	0.97%	5.08%
2011	1.00%	46,749	27.548115	1,287,847	0.97%	4.87%
2010	0.00%	12,054	51.542559	621,294	2.16%	29.96%
2010	0.80%	7	50.702174	355	2.16%	28.93%
2010	1.00%	32,923	26.269333	864,865	2.16%	28.67%
2009	0.00%	15,029	39.660220	596,053	5.11%	28.36%
2009	0.80%	7	39.326304	275	5.11%	27.33%
2009	1.00%	36,695	20.416080	749,168	5.11%	27.08%
2008	0.00%	35,291	30.898769	1,090,448	3.46%	-37.89%
2008	0.50%	164,177	31.774120	5,216,580	3.46%	-38.20%
2008	0.80%	48,939	30.885042	1,511,483	3.46%	-38.39%
2008	1.00%	41,815	16.065985	671,799	3.46%	-38.51%
2007	0.00%	38,256	49.750947	1,903,272	1.10%	-17.07%
2007	0.50%	173,362	51.418211	8,913,964	1.10%	-17.49%
2007	0.80%	84,232	50.130463	4,222,589	1.10%	-17.74%
2007	1.00%	39,508	26.129688	1,032,332	1.10%	-17.90%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.00%	75,881	14.348277	1,088,762	1.63%	0.65%
2011	0.50%	321,145	14.158408	4,546,902	1.63%	0.15%
2011	0.80%	64,614	14.045709	907,549	1.63%	-0.15%
2011	1.00%	52,825	13.971078	738,022	1.63%	-0.35%
2010	0.00%	96,307	14.256071	1,372,959	1.92%	13.46%
2010	0.50%	370,983	14.137798	5,244,883	1.92%	12.90%
2010	0.80%	73,607	14.067316	1,035,453	1.92%	12.56%
2010	1.00%	50,951	14.020534	714,360	1.92%	12.34%
2009	0.00%	929	12.564442	11,672	0.89%	25.64%	5/1/2009
2009	0.50%	552	12.522611	6,912	0.89%	25.23%	5/1/2009
2009	0.80%	4	12.497580	50	0.89%	24.98%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.00%	5,660	$ 10.979437	$ 62,144	1.43%	0.93%
2011	0.50%	70,814	10.672693	755,776	1.43%	0.43%
2011	0.80%	15,136	10.492803	158,819	1.43%	0.13%
2010	0.00%	6,984	10.878393	75,975	1.51%	12.02%
2010	0.50%	84,386	10.627363	896,801	1.51%	11.46%
2010	0.80%	14,478	10.479549	151,723	1.51%	11.13%
2009	0.00%	6,425	9.711378	62,396	0.08%	23.41%
2009	0.50%	92,676	9.534796	883,647	0.08%	22.80%
2009	0.80%	14,397	9.430409	135,770	0.08%	22.43%
2008	0.00%	17,836	7.868935	140,350	2.61%	-29.78%
2008	0.50%	90,933	7.764576	706,056	2.61%	-30.13%
2008	0.80%	11,719	7.702635	90,267	2.61%	-30.34%
2007	0.00%	18,106	11.205324	202,884	2.56%	6.14%
2007	0.50%	52,982	11.112234	588,748	2.56%	5.61%
2007	0.80%	17,818	11.056758	197,009	2.56%	5.29%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.00%	5,942	12.292646	73,043	2.31%	5.72%
2011	0.50%	89,002	11.949408	1,063,521	2.31%	5.20%
2011	0.80%	6,129	11.748041	72,004	2.31%	4.88%
2010	0.00%	6,068	11.627184	70,554	2.07%	5.99%
2010	0.50%	96,320	11.359007	1,094,100	2.07%	5.46%
2010	0.80%	8,644	11.201040	96,822	2.07%	5.15%
2009	0.00%	7,087	10.970085	77,745	0.35%	12.15%
2009	0.50%	122,112	10.770767	1,315,240	0.35%	11.59%
2009	0.80%	9,442	10.652882	100,585	0.35%	11.26%
2008	0.00%	6,155	9.781713	60,206	5.27%	-9.87%
2008	0.50%	104,841	9.652092	1,011,935	5.27%	-10.32%
2008	0.80%	9,151	9.575122	87,622	5.27%	-10.59%
2007	0.00%	6,166	10.853118	66,920	8.87%	2.98%
2007	0.50%	70,206	10.762995	755,627	8.87%	2.47%
2007	0.80%	7,668	10.709255	82,119	8.87%	2.16%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.00%	6,655	10.875437	72,376	0.95%	-9.31%
2011	0.50%	137,757	10.571579	1,456,309	0.95%	-9.76%
2011	0.80%	13,570	10.393328	141,037	0.95%	-10.03%
2010	0.00%	7,375	11.991721	88,439	0.85%	11.30%
2010	0.50%	140,805	11.715019	1,649,533	0.85%	10.75%
2010	0.80%	18,883	11.552053	218,137	0.85%	10.41%
2009	0.00%	6,075	10.774250	65,454	0.00%	41.60%
2009	0.50%	118,760	10.578350	1,256,285	0.00%	40.90%
2009	0.80%	24,294	10.462500	254,176	0.00%	40.47%
2008	0.00%	9,676	7.608765	73,622	2.74%	-38.64%
2008	0.50%	112,338	7.507854	843,417	2.74%	-38.94%
2008	0.80%	21,120	7.447945	157,301	2.74%	-39.13%
2007	0.00%	8,996	12.399481	111,546	2.69%	14.36%
2007	0.50%	88,882	12.296498	1,092,937	2.69%	13.79%
2007	0.80%	23,258	12.235118	284,564	2.69%	13.45%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.00%	9,503	$ 10.115272	$ 96,125	0.27%	-4.69%
2011	0.50%	154,823	9.832585	1,522,310	0.27%	-5.16%
2011	0.80%	18,599	9.666797	179,793	0.27%	-5.45%
2010	0.00%	6,030	10.612804	63,995	0.15%	18.19%
2010	0.50%	187,568	10.367833	1,944,674	0.15%	17.60%
2010	0.80%	25,085	10.223579	256,458	0.15%	17.25%
2009	0.00%	5,838	8.979238	52,421	0.00%	38.78%
2009	0.50%	166,832	8.815893	1,470,773	0.00%	38.09%
2009	0.80%	25,748	8.719320	224,505	0.00%	37.68%
2008	0.00%	4,646	6.470039	30,060	2.07%	-44.21%
2008	0.50%	139,829	6.384181	892,694	2.07%	-44.49%
2008	0.80%	28,066	6.333211	177,748	2.07%	-44.66%
2007	0.00%	4,432	11.597638	51,401	0.68%	11.90%
2007	0.50%	107,408	11.501279	1,235,329	0.68%	11.34%
2007	0.80%	27,580	11.443839	315,621	0.68%	11.00%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.00%	2,657	8.687464	23,083	0.99%	-2.24%
2011	0.50%	115,306	8.487048	978,608	0.99%	-2.72%
2011	0.80%	3,715	8.369014	31,091	0.99%	-3.01%
2010	0.00%	2,714	8.886120	24,117	0.91%	10.97%
2010	0.50%	114,596	8.724545	999,798	0.91%	10.42%
2010	0.80%	4,706	8.629010	40,608	0.91%	10.09%
2009	0.00%	2,815	8.007342	22,541	0.00%	30.69%
2009	0.50%	99,198	7.901119	783,775	0.00%	30.04%
2009	0.80%	3,815	7.838054	29,902	0.00%	29.65%
2008	0.00%	2,747	6.126963	16,831	2.44%	-38.06%
2008	0.50%	89,642	6.075985	544,663	2.44%	-38.37%
2008	0.80%	3,255	6.045597	19,678	2.44%	-38.56%
2007	0.50%	34,752	9.859308	342,631	3.27%	-1.41%	5/1/2007
2007	0.80%	1,646	9.839552	16,196	3.27%	-1.60%	5/1/2007
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.00%	4,766	17.656619	84,151	8.19%	3.82%
2011	0.50%	2,410	16.908181	40,749	8.19%	3.30%
2011	0.80%	570	16.474351	9,390	8.19%	2.99%
2010	0.00%	5,015	17.007403	85,292	8.44%	13.15%
2010	0.50%	3,245	16.367890	53,114	8.44%	12.59%
2010	0.80%	782	15.995730	12,509	8.44%	12.25%
2009	0.00%	5,085	15.030278	76,429	9.75%	46.00%
2009	0.50%	3,955	14.537578	57,496	9.75%	45.27%
2009	0.80%	1,534	14.249701	21,859	9.75%	44.84%
2008	0.00%	5,154	10.294917	53,060	8.80%	-27.99%
2008	0.50%	4,252	10.007295	42,551	8.80%	-28.35%
2008	0.80%	1,761	9.838552	17,326	8.80%	-28.56%
2007	0.00%	5,886	14.296317	84,148	7.20%	3.13%
2007	0.50%	5,162	13.966626	72,096	7.20%	2.62%
2007	0.80%	3,306	13.772430	45,532	7.20%	2.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.00%	11,678	$ 14.839228	$ 173,293	8.22%	3.81%
2011	0.50%	116,173	14.353153	1,667,449	8.22%	3.29%
2011	0.80%	6,081	14.069186	85,555	8.22%	2.98%
2010	0.00%	13,586	14.295077	194,213	7.86%	13.16%
2010	0.50%	116,167	13.895948	1,614,251	7.86%	12.60%
2010	0.80%	5,805	13.661828	79,307	7.86%	12.26%
2009	0.00%	13,384	12.632602	169,075	11.37%	46.08%
2009	0.50%	250,028	12.341429	3,085,703	11.37%	45.35%
2009	0.80%	8,303	12.169932	101,047	11.37%	44.92%
2008	0.00%	12,655	8.647843	109,438	9.56%	-28.10%
2008	0.50%	59,880	8.490785	508,428	9.56%	-28.46%
2008	0.80%	10,421	8.397926	87,515	9.56%	-28.67%
2007	0.00%	9,004	12.027193	108,293	8.02%	3.17%
2007	0.50%	35,436	11.868017	420,555	8.02%	2.65%
2007	0.80%	11,368	11.773527	133,841	8.02%	2.34%
NVIT Emerging Markets Fund - Class I (GEM)
2011	0.00%	985	22.948246	22,604	0.64%	-22.37%
2011	0.50%	19,654	21.693374	426,362	0.64%	-22.76%
2011	0.80%	2,961	20.973634	62,103	0.64%	-22.99%
2011	1.00%	22,453	20.200753	453,568	0.64%	-23.15%
2010	0.00%	3,906	29.562687	115,472	0.06%	16.17%
2010	0.50%	28,449	28.086103	799,022	0.06%	15.60%
2010	0.80%	3,689	27.235796	100,473	0.06%	15.25%
2010	1.00%	22,540	26.284637	592,456	0.06%	15.02%
2009	0.00%	4,227	25.446836	107,564	1.30%	63.31%
2009	0.50%	30,891	24.296820	750,553	1.30%	62.50%
2009	0.80%	4,456	23.631906	105,304	1.30%	62.01%
2009	1.00%	40,087	22.852194	916,076	1.30%	61.69%
2008	0.00%	4,604	15.581599	71,738	1.08%	-57.76%
2008	0.50%	37,210	14.951961	556,362	1.08%	-57.97%
2008	0.80%	6,102	14.586450	89,007	1.08%	-58.10%
2008	1.00%	18,953	14.133405	267,870	1.08%	-58.18%
2007	0.00%	4,872	36.889137	179,724	0.71%	45.58%
2007	0.50%	37,816	35.576728	1,345,370	0.71%	44.85%
2007	0.80%	13,266	34.811779	461,813	0.71%	44.41%
2007	1.00%	47,852	33.798406	1,617,321	0.71%	44.12%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.00%	28,288	16.493303	466,563	0.71%	-22.39%
2011	0.50%	121,016	15.952745	1,930,537	0.71%	-22.78%
2011	0.80%	26,612	15.636987	416,131	0.71%	-23.01%
2010	0.00%	30,788	21.252025	654,307	0.07%	16.21%
2010	0.50%	129,852	20.658460	2,682,542	0.07%	15.63%
2010	0.80%	32,166	20.310361	653,303	0.07%	15.29%
2009	0.00%	35,576	18.287102	650,582	1.28%	63.48%
2009	0.50%	129,200	17.865296	2,308,196	1.28%	62.67%
2009	0.80%	36,539	17.616947	643,706	1.28%	62.18%
2008	0.00%	29,125	11.185864	325,788	1.12%	-57.83%
2008	0.50%	183,967	10.982610	2,020,438	1.12%	-58.04%
2008	0.80%	42,738	10.862450	464,239	1.12%	-58.17%
2007	0.00%	44,814	26.524857	1,188,685	0.74%	45.55%
2007	0.50%	196,328	26.174039	5,138,697	0.74%	44.82%
2007	0.80%	61,574	25.965810	1,598,819	0.74%	44.38%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2011	0.00%	11,889	$ 12.216006	$ 145,236	1.21%	-9.76%
2011	0.50%	29,995	11.547898	346,379	1.21%	-10.21%
2011	0.80%	5,692	11.164772	63,550	1.21%	-10.48%
2011	1.00%	2,338	10.974373	25,658	1.21%	-10.66%
2010	0.00%	11,232	13.537857	152,057	0.86%	13.29%
2010	0.50%	38,649	12.861523	497,085	0.86%	12.73%
2010	0.80%	6,415	12.472134	80,009	0.86%	12.39%
2010	1.00%	6,894	12.283958	84,686	0.86%	12.16%
2009	0.00%	12,461	11.949736	148,906	1.12%	29.72%
2009	0.50%	54,336	11.409586	619,951	1.12%	29.08%
2009	0.80%	6,545	11.097348	72,632	1.12%	28.69%
2009	1.00%	17,782	10.951765	194,744	1.12%	28.43%
2008	0.00%	13,969	9.211762	128,679	1.24%	-46.06%
2008	0.50%	63,423	8.839463	560,625	1.24%	-46.33%
2008	0.80%	9,215	8.623393	79,465	1.24%	-46.49%
2008	1.00%	23,220	8.527308	198,004	1.24%	-46.59%
2007	0.00%	13,744	17.076402	234,698	0.38%	27.15%
2007	0.50%	64,516	16.468629	1,062,490	0.38%	26.51%
2007	0.80%	24,468	16.114464	394,289	0.38%	26.13%
2007	1.00%	73,628	15.966923	1,175,613	0.38%	25.87%
NVIT International Equity Fund - Class III (GIG3)
2011	0.00%	32,972	7.311920	241,089	1.26%	-9.76%
2011	0.50%	360,822	7.179063	2,590,364	1.26%	-10.21%
2011	0.80%	79,102	7.100526	561,666	1.26%	-10.48%
2010	0.00%	37,162	8.103077	301,127	0.98%	13.27%
2010	0.50%	354,843	7.995676	2,837,210	0.98%	12.70%
2010	0.80%	92,562	7.931942	734,196	0.98%	12.37%
2009	0.00%	44,927	7.153834	321,400	0.02%	29.67%
2009	0.50%	399,958	7.094353	2,837,443	0.02%	29.02%
2009	0.80%	100,960	7.058922	712,669	0.02%	28.64%
2008	0.00%	1,565	5.516874	8,634	1.08%	-44.83%	5/1/2008
2008	0.50%	2,344	5.498438	12,888	1.08%	-45.02%	5/1/2008
2008	0.80%	170	5.487410	933	1.08%	-45.13%	5/1/2008
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.00%	88,502	8.099461	716,818	0.57%	-11.62%
2011	0.50%	1,006,367	7.952277	8,002,909	0.57%	-12.06%
2011	0.80%	281,765	7.865245	2,216,151	0.57%	-12.32%
2010	0.00%	101,840	9.164158	933,278	0.21%	15.61%
2010	0.50%	1,125,978	9.042668	10,181,845	0.21%	15.03%
2010	0.80%	315,664	8.970544	2,831,678	0.21%	14.69%
2009	0.00%	119,590	7.927018	947,992	0.18%	52.96%
2009	0.50%	1,236,830	7.861103	9,722,848	0.18%	52.20%
2009	0.80%	356,967	7.821802	2,792,125	0.18%	51.74%
2008	0.80%	171	5.154692	881	0.00%	-48.45%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	0.50%	23,204	9.547148	221,532	0.78%	-3.66%
2011	0.80%	1,623	9.442714	15,326	0.78%	-3.95%
2010	0.50%	3,454	9.910000	34,229	1.85%	22.96%
2010	0.80%	163	9.830999	1,602	1.85%	22.60%
2009	0.50%	3,846	8.059273	30,996	0.44%	30.88%
2009	0.80%	2	8.018999	16	0.44%	30.49%
2008	0.50%	69	6.157812	425	0.43%	-38.42%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2011	0.50%	10,030	$ 8.787510	$ 88,139	2.01%	-6.65%
2011	0.80%	5,766	8.691366	50,114	2.01%	-6.93%
2010	0.50%	7,354	9.413816	69,229	0.36%	14.43%
2010	0.80%	3,331	9.338751	31,107	0.36%	14.09%
2009	0.50%	5,424	8.226880	44,623	0.88%	28.65%
2009	0.80%	5,678	8.185776	46,479	0.88%	28.27%
2008	0.50%	14,331	6.394590	91,641	2.22%	-36.05%	5/1/2008
2008	0.80%	5,228	6.381765	33,364	2.22%	-36.18%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2011	0.00%	437	10.462826	4,572	2.59%	-1.26%
2011	0.50%	3,104	10.272876	31,887	2.59%	-1.75%
2011	0.80%	10,388	10.160539	105,548	2.59%	-2.05%
2010	0.00%	447	10.596561	4,737	1.01%	10.46%
2010	0.50%	13,188	10.456211	137,897	1.01%	9.91%
2010	0.80%	8,559	10.372881	88,781	1.01%	9.58%
2009	0.00%	458	9.593104	4,394	2.36%	19.88%
2009	0.50%	17,112	9.513461	162,794	2.36%	19.28%
2009	0.80%	6,831	9.465975	64,662	2.36%	18.93%
2008	0.50%	10,972	7.975427	87,506	0.89%	-20.25%	5/1/2008
2008	0.80%	2,267	7.959456	18,044	0.89%	-20.41%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2011	0.00%	485	9.807509	4,757	2.24%	-3.37%
2011	0.50%	34,007	9.629406	327,467	2.24%	-3.85%
2011	0.80%	7,281	9.524103	69,345	2.24%	-4.13%
2010	0.00%	497	10.149086	5,044	0.75%	12.46%
2010	0.50%	31,110	10.014640	311,555	0.75%	11.89%
2010	0.80%	7,218	9.934815	71,709	0.75%	11.56%
2009	0.00%	509	9.025006	4,594	1.80%	24.25%
2009	0.50%	27,157	8.950049	243,056	1.80%	23.63%
2009	0.80%	4,616	8.905361	41,107	1.80%	23.26%
2008	0.50%	15,452	7.239333	111,862	1.66%	-27.61%	5/1/2008
2008	0.80%	4,329	7.224834	31,276	1.66%	-27.75%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2011	0.00%	2,769	11.227964	31,090	2.16%	1.50%
2011	0.50%	7,054	11.024191	77,765	2.16%	0.99%
2011	0.80%	2,400	10.903683	26,169	2.16%	0.69%
2010	0.00%	2,051	11.062310	22,689	1.23%	6.87%
2010	0.50%	22,454	10.915841	245,104	1.23%	6.33%
2010	0.80%	2,943	10.828868	31,869	1.23%	6.01%
2009	0.00%	1,920	10.351566	19,875	3.09%	13.22%
2009	0.50%	11,740	10.265671	120,519	3.09%	12.66%
2009	0.80%	1,442	10.214479	14,729	3.09%	12.32%
2008	0.00%	288	9.142885	2,633	1.89%	-8.57%	5/1/2008
2008	0.50%	3,870	9.112447	35,265	1.89%	-8.88%	5/1/2008
2008	0.80%	1,287	9.094234	11,704	1.89%	-9.06%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2011	0.00%	8,440	$ 10.135390	$ 85,543	2.45%	-2.25%
2011	0.50%	61,673	9.951354	613,730	2.45%	-2.73%
2011	0.80%	21,926	9.842542	215,808	2.45%	-3.02%
2010	0.00%	8,618	10.368348	89,354	0.95%	11.42%
2010	0.50%	75,415	10.230997	771,571	0.95%	10.87%
2010	0.80%	21,238	10.149462	215,554	0.95%	10.54%
2009	0.00%	7,297	9.305236	67,900	2.08%	22.00%
2009	0.50%	69,130	9.227958	637,929	2.08%	21.40%
2009	0.80%	18,764	9.181897	172,289	2.08%	21.03%
2008	0.00%	6,475	7.626933	49,384	1.65%	-23.73%	5/1/2008
2008	0.50%	36,096	7.601493	274,383	1.65%	-23.99%	5/1/2008
2008	0.80%	7,019	7.586279	53,248	1.65%	-24.14%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2011	0.50%	18,827	9.291441	174,930	2.58%	-5.05%
2011	0.80%	20,521	9.189793	188,584	2.58%	-5.33%
2010	0.50%	11,208	9.785569	109,677	0.83%	12.93%
2010	0.80%	17,780	9.707544	172,600	0.83%	12.59%
2009	0.50%	7,130	8.664997	61,781	1.62%	26.06%
2009	0.80%	14,506	8.621717	125,067	1.62%	25.68%
2008	0.50%	3,677	6.873896	25,275	1.88%	-31.26%	5/1/2008
2008	0.80%	8,701	6.860115	59,690	1.88%	-31.40%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2011	0.00%	12,584	10.740467	135,158	2.72%	-0.28%
2011	0.50%	15,078	10.545498	159,005	2.72%	-0.78%
2011	0.80%	5,377	10.430205	56,083	2.72%	-1.07%
2010	0.00%	12,829	10.770841	138,179	1.16%	9.31%
2010	0.50%	29,763	10.628200	316,327	1.16%	8.77%
2010	0.80%	5,352	10.543510	56,429	1.16%	8.44%
2009	0.00%	11,907	9.853071	117,321	3.06%	17.64%
2009	0.50%	29,224	9.771284	285,556	3.06%	17.05%
2009	0.80%	6,000	9.722537	58,335	3.06%	16.70%
2008	0.50%	6,389	8.348025	53,336	2.83%	-16.52%	5/1/2008
2008	0.80%	1,384	8.331322	11,531	2.83%	-16.69%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.00%	10,606	12.345910	130,941	3.44%	6.59%
2011	0.50%	18,261	12.121845	221,357	3.44%	6.06%
2011	0.80%	1,634	11.989375	19,591	3.44%	5.75%
2011	1.00%	10,223	11.901878	121,673	3.44%	5.54%
2010	0.00%	5,920	11.582155	68,566	3.10%	7.06%
2010	0.50%	11,379	11.428775	130,048	3.10%	6.52%
2010	0.80%	1,336	11.337733	15,147	3.10%	6.20%
2010	1.00%	6,040	11.277452	68,116	3.10%	5.99%
2009	0.00%	5,380	10.818752	58,205	5.39%	8.78%
2009	0.50%	4,328	10.728983	46,435	5.39%	8.24%
2009	0.80%	872	10.675484	9,309	5.39%	7.92%
2009	1.00%	2,052	10.639980	21,833	5.39%	7.70%
2008	0.50%	1,649	9.912085	16,345	2.32%	-0.88%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2011	0.50%	10,094	13.128149	132,516	2.91%	5.84%
2011	0.80%	828	12.984709	10,751	2.91%	5.53%
2010	0.50%	3,988	12.403480	49,465	2.97%	7.81%
2010	0.80%	1,345	12.304709	16,550	2.97%	7.49%
2009	0.50%	1,483	11.504485	17,061	5.73%	16.04%
2009	0.80%	190	11.447139	2,175	5.73%	15.70%
2008	0.50%	16	9.914010	159	2.82%	-0.86%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Fund - Class I (TRF)
2011	0.00%	142,775	$ 20.728147	$ 2,959,461	1.14%	0.53%
2011	0.50%	412,184	44.652135	18,404,896	1.14%	0.03%
2011	0.80%	542,718	35.321483	19,169,605	1.14%	-0.27%
2011	1.00%	108,508	9.527060	1,033,762	1.14%	-0.47%
2011	1.30%	3	34.329664	103	1.14%	-0.77%
2010	0.00%	168,440	20.619110	3,473,083	1.02%	13.45%
2010	0.50%	444,744	44.639451	19,853,128	1.02%	12.88%
2010	0.80%	599,906	35.417325	21,247,066	1.02%	12.55%
2010	1.00%	113,338	9.571998	1,084,871	1.02%	12.32%
2009	0.00%	179,695	18.174730	3,265,908	1.35%	26.10%
2009	0.50%	502,814	39.544533	19,883,545	1.35%	25.47%
2009	0.80%	653,320	31.469156	20,559,429	1.35%	25.09%
2009	1.00%	128,057	8.521969	1,091,298	1.35%	24.84%
2008	0.00%	193,391	14.413309	2,787,404	1.40%	-41.55%
2008	0.50%	557,930	31.517666	17,584,651	1.40%	-41.85%
2008	0.80%	726,828	25.156819	18,284,680	1.40%	-42.02%
2008	1.00%	143,966	6.826209	982,742	1.40%	-42.14%
2007	0.00%	215,182	24.661007	5,306,605	1.05%	8.18%
2007	0.50%	592,642	54.197488	32,119,708	1.05%	7.64%
2007	0.80%	846,056	43.389809	36,710,208	1.05%	7.31%
2007	1.00%	149,962	11.797304	1,769,147	1.05%	7.10%
NVIT Government Bond Fund - Class I (GBF)
2011	0.00%	71,393	24.982190	1,783,553	2.93%	7.25%
2011	0.50%	134,783	42.833702	5,773,255	2.93%	6.72%
2011	0.80%	52,003	31.918804	1,659,874	2.93%	6.40%
2011	1.00%	101,054	16.727524	1,690,383	2.93%	6.19%
2010	0.00%	78,091	23.292436	1,818,930	2.93%	4.78%
2010	0.50%	150,926	40.136055	6,057,574	2.93%	4.26%
2010	0.80%	60,113	29.998155	1,803,279	2.93%	3.95%
2010	1.00%	114,512	15.752353	1,803,833	2.93%	3.74%
2009	0.00%	90,071	22.229504	2,002,234	3.32%	2.69%
2009	0.50%	154,092	38.496449	5,931,995	3.32%	2.18%
2009	0.80%	67,098	28.859126	1,936,390	3.32%	1.87%
2009	1.00%	132,506	15.184570	2,012,047	3.32%	1.67%
2008	0.00%	101,325	21.647591	2,193,442	4.34%	7.72%
2008	0.50%	180,930	37.676575	6,816,823	4.34%	7.18%
2008	0.80%	84,645	28.329345	2,397,937	4.34%	6.86%
2008	1.00%	292,160	14.935656	4,363,601	4.34%	6.65%
2007	0.00%	97,024	20.096370	1,949,830	4.45%	7.16%
2007	0.50%	132,504	35.151974	4,657,777	4.45%	6.62%
2007	0.80%	102,864	26.510441	2,726,970	4.45%	6.30%
2007	1.00%	140,436	14.004670	1,966,760	4.45%	6.09%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2011	0.00%	71,801	$ 14.973016	$ 1,075,078	0.58%	-0.69%
2011	0.50%	266,244	21.757113	5,792,701	0.58%	-1.18%
2011	0.80%	211,204	21.057718	4,447,474	0.58%	-1.48%
2011	1.00%	57,501	6.403442	368,204	0.58%	-1.68%
2010	0.00%	72,600	15.077159	1,094,602	0.63%	19.25%
2010	0.50%	281,742	22.018021	6,203,401	0.63%	18.65%
2010	0.80%	237,543	21.374125	5,077,274	0.63%	18.30%
2010	1.00%	40,018	6.512646	260,623	0.63%	18.06%
2009	0.00%	80,041	12.643680	1,012,013	0.56%	33.47%
2009	0.50%	310,833	18.556714	5,768,039	0.56%	32.81%
2009	0.80%	257,511	18.068103	4,652,735	0.56%	32.41%
2009	1.00%	34,260	5.516318	188,989	0.56%	32.14%
2008	0.00%	94,951	9.472940	899,465	0.27%	-38.71%
2008	0.50%	306,649	13.972794	4,284,743	0.27%	-39.01%
2008	0.80%	323,554	13.645751	4,415,137	0.27%	-39.20%
2008	1.00%	36,164	4.174493	150,966	0.27%	-39.32%
2007	0.00%	104,626	15.454811	1,616,975	0.17%	19.54%
2007	0.50%	262,256	22.910775	6,008,488	0.17%	18.94%
2007	0.80%	427,558	22.441944	9,595,233	0.17%	18.59%
2007	1.00%	49,378	6.879197	339,681	0.17%	18.35%
NVIT International Index Fund - Class VI (GVIX6)
2011	0.00%	17,130	8.254444	141,399	2.90%	-12.72%
2011	0.50%	45,497	8.023727	365,056	2.90%	-13.15%
2011	0.80%	102	7.888392	805	2.90%	-13.41%
2010	0.00%	19,297	9.456969	182,491	2.13%	7.54%
2010	0.50%	39,561	9.238694	365,492	2.13%	7.01%
2010	0.80%	639	9.110128	5,821	2.13%	6.69%
2009	0.00%	21,817	8.793694	191,852	2.63%	28.62%
2009	0.50%	38,936	8.633738	336,163	2.63%	27.98%
2009	0.80%	697	8.539143	5,952	2.63%	27.59%
2008	0.00%	326	6.837123	2,229	2.05%	-43.11%
2008	0.50%	39,457	6.746415	266,193	2.05%	-43.39%
2008	0.80%	1,137	6.692562	7,609	2.05%	-43.56%
2007	0.50%	31,716	11.917827	377,986	1.82%	8.95%
2007	0.80%	678	11.858321	8,040	1.82%	8.62%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.00%	3,697	14.813448	54,765	1.80%	-3.93%
2011	0.50%	95,067	14.095927	1,340,057	1.80%	-4.41%
2011	0.80%	27,902	13.682175	381,760	1.80%	-4.70%
2011	1.00%	820	13.413080	10,999	1.80%	-4.89%
2010	0.00%	13,121	15.419576	202,320	1.64%	14.63%
2010	0.50%	99,024	14.746126	1,460,220	1.64%	14.06%
2010	0.80%	37,157	14.356213	533,434	1.64%	13.72%
2010	1.00%	834	14.101999	11,761	1.64%	13.49%
2009	0.00%	5,371	13.451838	72,250	1.15%	27.21%
2009	0.50%	118,079	12.928735	1,526,612	1.15%	26.57%
2009	0.80%	36,824	12.624661	464,891	1.15%	26.19%
2009	1.00%	852	12.425900	10,587	1.15%	25.94%
2008	0.00%	5,689	10.574854	60,160	1.95%	-36.84%
2008	0.50%	147,039	10.214579	1,501,941	1.95%	-37.16%
2008	0.80%	53,348	10.004311	533,710	1.95%	-37.35%
2008	1.00%	322	9.866526	3,177	1.95%	-37.47%
2007	0.00%	5,888	16.743624	98,586	2.03%	5.96%
2007	0.50%	199,734	16.254455	3,246,567	2.03%	5.43%
2007	0.80%	73,246	15.967821	1,169,579	2.03%	5.11%
2007	1.00%	328	15.779509	5,176	2.03%	4.90%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.50%	4,133	$ 12.725028	$ 52,593	2.03%	0.38%
2011	0.80%	1,419	12.623728	17,913	2.03%	0.08%
2010	0.50%	17,228	12.676549	218,392	1.09%	9.27%
2010	0.80%	516	12.613336	6,508	1.09%	8.94%
2009	0.50%	3,613	11.601491	41,916	0.61%	16.01%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.50%	3,601	13.365506	48,129	1.77%	-1.43%
2011	0.80%	2,553	13.259099	33,850	1.77%	-1.72%
2010	0.80%	271	13.491613	3,656	1.63%	11.14%
2009	0.50%	1,619	12.163837	19,693	1.57%	21.64%	5/1/2009
2009	0.80%	51	12.139517	619	1.57%	21.40%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.00%	6,588	14.656785	96,559	2.41%	2.93%
2011	0.50%	41,779	13.947019	582,693	2.41%	2.42%
2011	0.80%	13,467	13.537768	182,313	2.41%	2.11%
2011	1.00%	6,801	13.271591	90,260	2.41%	1.91%
2010	0.00%	8,555	14.239553	121,819	2.28%	5.89%
2010	0.50%	39,855	13.617720	542,734	2.28%	5.36%
2010	0.80%	13,404	13.257742	177,707	2.28%	5.05%
2010	1.00%	6,820	13.023020	88,817	2.28%	4.84%
2009	0.00%	9,384	13.447193	126,188	1.79%	9.08%
2009	0.50%	70,008	12.924398	904,811	1.79%	8.54%
2009	0.80%	15,117	12.620548	190,785	1.79%	8.22%
2009	1.00%	2,044	12.421919	25,390	1.79%	8.00%
2008	0.00%	4,138	12.327359	51,011	3.40%	-6.02%
2008	0.50%	51,425	11.907464	612,341	3.40%	-6.49%
2008	0.80%	16,459	11.662459	191,952	3.40%	-6.77%
2008	1.00%	2,434	11.501879	27,996	3.40%	-6.96%
2007	0.00%	4,112	13.117367	53,939	3.97%	5.38%
2007	0.50%	41,486	12.734093	528,287	3.97%	4.85%
2007	0.80%	19,826	12.509560	248,015	3.97%	4.54%
2007	1.00%	5,692	12.362022	70,365	3.97%	4.33%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.00%	109,350	15.112388	1,652,540	2.13%	-0.04%
2011	0.50%	137,944	14.380454	1,983,697	2.13%	-0.54%
2011	0.80%	75,950	13.958439	1,060,143	2.13%	-0.84%
2011	1.00%	18,271	13.683980	250,020	2.13%	-1.03%
2010	0.00%	90,987	15.118520	1,375,589	1.97%	10.91%
2010	0.50%	150,866	14.458239	2,181,257	1.97%	10.36%
2010	0.80%	84,980	14.076015	1,196,180	1.97%	10.03%
2010	1.00%	17,093	13.826815	236,342	1.97%	9.81%
2009	0.00%	92,413	13.630962	1,259,678	1.55%	19.14%
2009	0.50%	181,042	13.100931	2,371,819	1.55%	18.54%
2009	0.80%	87,135	12.792885	1,114,708	1.55%	18.19%
2009	1.00%	17,020	12.591533	214,308	1.55%	17.95%
2008	0.00%	91,097	11.441586	1,042,294	2.78%	-23.20%
2008	0.50%	198,084	11.051801	2,189,185	2.78%	-23.58%
2008	0.80%	97,732	10.824352	1,057,886	2.78%	-23.81%
2008	1.00%	15,405	10.675316	164,453	2.78%	-23.96%
2007	0.00%	89,402	14.896957	1,331,818	2.62%	5.66%
2007	0.50%	214,672	14.461679	3,104,518	2.62%	5.13%
2007	0.80%	137,718	14.206661	1,956,513	2.62%	4.81%
2007	1.00%	45,290	14.039145	635,833	2.62%	4.60%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.00%	37,793	$ 15.132127	$ 571,888	2.01%	-2.13%
2011	0.50%	204,010	14.399187	2,937,578	2.01%	-2.61%
2011	0.80%	81,321	13.976593	1,136,591	2.01%	-2.90%
2011	1.00%	35,914	13.701766	492,085	2.01%	-3.10%
2010	0.00%	46,787	15.460895	723,369	1.87%	12.83%
2010	0.50%	218,019	14.785639	3,223,550	1.87%	12.27%
2010	0.80%	89,682	14.394739	1,290,949	1.87%	11.94%
2010	1.00%	36,475	14.139877	515,752	1.87%	11.71%
2009	0.00%	50,619	13.702388	693,601	1.32%	24.39%
2009	0.50%	233,130	13.169552	3,070,218	1.32%	23.77%
2009	0.80%	96,148	12.859856	1,236,449	1.32%	23.40%
2009	1.00%	37,075	12.657436	469,274	1.32%	23.15%
2008	0.00%	52,343	11.015454	576,582	2.47%	-31.39%
2008	0.50%	254,606	10.640174	2,709,052	2.47%	-31.73%
2008	0.80%	119,944	10.421164	1,249,956	2.47%	-31.94%
2008	1.00%	37,829	10.277660	388,794	2.47%	-32.07%
2007	0.00%	50,888	16.055259	817,020	2.25%	6.15%
2007	0.50%	210,008	15.586169	3,273,220	2.25%	5.62%
2007	0.80%	177,620	15.311321	2,719,597	2.25%	5.30%
2007	1.00%	38,380	15.130768	580,719	2.25%	5.09%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.00%	18,920	15.186765	287,334	2.27%	2.06%
2011	0.50%	146,362	14.451279	2,115,118	2.27%	1.55%
2011	0.80%	11,647	14.027229	163,375	2.27%	1.25%
2011	1.00%	13,029	13.751450	179,168	2.27%	1.05%
2010	0.00%	16,332	14.879939	243,019	2.08%	8.52%
2010	0.50%	155,524	14.230110	2,213,124	2.08%	7.98%
2010	0.80%	15,867	13.853943	219,821	2.08%	7.65%
2010	1.00%	28,219	13.608694	384,024	2.08%	7.44%
2009	0.00%	16,706	13.712188	229,076	1.78%	14.56%
2009	0.50%	37,901	13.179057	499,499	1.78%	13.99%
2009	0.80%	119,770	12.869197	1,541,344	1.78%	13.65%
2009	1.00%	23,982	12.666675	303,772	1.78%	13.42%
2008	0.00%	14,736	11.969310	176,380	3.21%	-15.04%
2008	0.50%	41,276	11.561611	477,217	3.21%	-15.47%
2008	0.80%	110,626	11.323691	1,252,695	3.21%	-15.72%
2008	1.00%	37,456	11.167796	418,301	3.21%	-15.89%
2007	0.00%	13,564	14.088774	191,100	2.92%	5.86%
2007	0.50%	22,454	13.677144	307,107	2.92%	5.33%
2007	0.80%	100,130	13.435963	1,345,343	2.92%	5.01%
2007	1.00%	31,082	13.277544	412,693	2.92%	4.80%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.00%	26,862	$ 19.398700	$ 521,088	0.77%	-2.54%
2011	0.50%	190,987	18.299463	3,494,960	0.77%	-3.03%
2011	0.80%	26,979	17.670078	476,721	0.77%	-3.32%
2011	1.00%	33,507	15.734191	527,206	0.77%	-3.51%
2010	0.00%	33,688	19.905073	670,562	1.24%	26.20%
2010	0.50%	197,467	18.871107	3,726,421	1.24%	25.57%
2010	0.80%	29,893	18.276712	546,346	1.24%	25.20%
2010	1.00%	27,986	16.306885	456,364	1.24%	24.95%
2009	0.00%	35,437	15.772556	558,932	0.98%	36.76%
2009	0.50%	223,509	15.028105	3,358,917	0.98%	36.07%
2009	0.80%	34,428	14.598417	502,594	0.98%	35.67%
2009	1.00%	21,651	13.051063	282,569	0.98%	35.39%
2008	0.00%	46,729	11.533383	538,943	1.24%	-36.46%
2008	0.50%	218,000	11.044098	2,407,613	1.24%	-36.78%
2008	0.80%	44,095	10.760553	474,487	1.24%	-36.97%
2008	1.00%	34,842	9.639266	335,851	1.24%	-37.10%
2007	0.00%	51,172	18.152010	928,875	1.35%	7.56%
2007	0.50%	221,386	17.469317	3,867,462	1.35%	7.02%
2007	0.80%	81,490	17.072106	1,391,206	1.35%	6.70%
2007	1.00%	34,096	15.323833	522,481	1.35%	6.48%
NVIT Money Market Fund - Class I (SAM)
2011	0.00%	276,659	15.554998	4,303,430	0.00%	0.00%
2011	0.50%	656,999	20.650204	13,567,163	0.00%	-0.50%
2011	0.80%	172,798	16.291469	2,815,133	0.00%	-0.80%
2011	1.00%	314,552	11.076639	3,484,179	0.00%	-1.00%
2011	1.30%	428	15.429352	6,604	0.00%	-1.30%
2010	0.00%	229,241	15.554987	3,565,841	0.00%	0.00%
2010	0.50%	519,077	20.753682	10,772,759	0.00%	-0.50%
2010	0.80%	116,670	16.422479	1,916,011	0.00%	-0.80%
2010	1.00%	304,520	11.188204	3,407,032	0.00%	-1.00%
2010	1.30%	250	15.632002	3,908	0.00%	-1.30%
2009	0.00%	293,432	15.554967	4,564,325	0.05%	0.04%
2009	0.50%	625,978	20.857934	13,056,608	0.05%	-0.46%
2009	0.80%	140,909	16.554897	2,332,734	0.05%	-0.76%
2009	1.00%	317,630	11.301196	3,589,599	0.05%	-0.96%
2009	1.30%	268	15.837870	4,245	0.05%	-1.26%
2008	0.00%	426,717	15.548444	6,634,785	2.06%	2.05%
2008	0.50%	1,022,503	20.953951	21,425,478	2.06%	1.54%
2008	0.80%	217,188	16.681402	3,623,000	2.06%	1.24%
2008	1.00%	434,025	11.410562	4,952,469	2.06%	1.03%
2008	1.30%	283	16.039742	4,539	2.06%	0.73%
2007	0.00%	553,934	15.235553	8,439,491	4.64%	4.79%
2007	0.50%	847,514	20.635458	17,488,840	4.64%	4.27%
2007	0.80%	329,710	16.477531	5,432,807	4.64%	3.95%
2007	1.00%	419,234	11.293879	4,734,778	4.64%	3.74%
2007	1.30%	252	15.923976	4,013	4.64%	3.42%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.00%	20,098	$ 8.660251	$ 174,054	1.30%	-9.37%
2011	0.50%	372,824	8.502961	3,170,108	1.30%	-9.82%
2011	0.80%	83,371	8.409948	701,146	1.30%	-10.09%
2011	1.00%	9,785	13.661922	133,682	1.30%	-10.27%
2010	0.00%	23,527	9.555175	224,805	0.75%	14.04%
2010	0.50%	425,581	9.428595	4,012,631	0.75%	13.47%
2010	0.80%	93,168	9.353449	871,442	0.75%	13.13%
2009	0.00%	32,180	8.379106	269,640	0.84%	36.46%
2009	0.50%	513,260	8.309496	4,264,932	0.84%	35.78%
2009	0.80%	104,749	8.268003	866,065	0.84%	35.37%
2008	0.50%	238	6.119892	1,457	0.10%	-38.80%	5/1/2008
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2011	0.00%	315	14.717057	4,636	1.51%	-16.24%
2011	0.50%	7,720	14.092846	108,797	1.51%	-16.66%
2011	0.80%	1,263	13.731085	17,342	1.51%	-16.91%
2010	0.00%	321	17.570720	5,640	2.16%	6.19%
2010	0.50%	14,066	16.909786	237,853	2.16%	5.66%
2010	0.80%	1,735	16.525211	28,671	2.16%	5.34%
2009	0.00%	955	16.546611	15,802	2.11%	29.86%
2009	0.50%	16,368	16.003937	261,952	2.11%	29.21%
2009	0.80%	2,462	15.686900	38,621	2.11%	28.82%
2008	0.00%	1,177	12.742294	14,998	1.71%	-46.31%
2008	0.50%	16,733	12.386191	207,258	1.71%	-46.58%
2008	0.80%	4,801	12.177329	58,463	1.71%	-46.74%
2007	0.00%	1,206	23.734976	28,624	2.06%	2.92%
2007	0.50%	22,414	23.187675	519,729	2.06%	2.40%
2007	0.80%	5,630	22.865372	128,732	2.06%	2.09%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.00%	8,096	8.974574	72,658	1.70%	-16.11%
2011	0.50%	37,989	8.680344	329,758	1.70%	-16.53%
2011	0.80%	7,957	8.508430	67,702	1.70%	-16.78%
2010	0.00%	9,164	10.698362	98,040	2.04%	6.11%
2010	0.50%	61,361	10.399457	638,121	2.04%	5.58%
2010	0.80%	8,310	10.224128	84,963	2.04%	5.27%
2009	0.00%	9,171	10.082162	92,464	2.14%	29.84%
2009	0.50%	87,232	9.849548	859,196	2.14%	29.19%
2009	0.80%	9,816	9.712549	95,338	2.14%	28.80%
2008	0.00%	7,281	7.765128	56,538	1.67%	-46.33%
2008	0.50%	88,977	7.624008	678,361	1.67%	-46.60%
2008	0.80%	21,725	7.540568	163,819	1.67%	-46.76%
2007	0.00%	10,900	14.468946	157,712	2.12%	2.93%
2007	0.50%	111,682	14.277421	1,594,531	2.12%	2.42%
2007	0.80%	30,584	14.163711	433,183	2.12%	2.11%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.00%	29,306	9.263525	271,477	0.01%	-2.91%
2011	0.50%	109,085	9.095279	992,159	0.01%	-3.39%
2011	0.80%	21,034	8.995790	189,217	0.01%	-3.68%
2011	1.00%	16,222	8.930079	144,864	0.01%	-3.87%
2010	0.00%	31,606	9.540808	301,547	0.07%	15.51%
2010	0.50%	128,373	9.414378	1,208,552	0.07%	14.93%
2010	0.80%	23,761	9.339315	221,911	0.07%	14.59%
2010	1.00%	20,763	9.289615	192,880	0.07%	14.36%
2009	0.00%	4,410	8.259762	36,426	0.86%	29.78%
2009	0.50%	26,167	8.191112	214,337	0.86%	29.13%
2009	0.80%	7,925	8.150192	64,590	0.86%	28.74%
2008	0.00%	206	6.364575	1,311	0.22%	-36.35%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.00%	34,148	$ 8.634796	$ 294,861	1.08%	-5.83%
2011	0.50%	96,838	8.477900	820,983	1.08%	-6.30%
2011	0.80%	13,969	8.385144	117,132	1.08%	-6.58%
2011	1.00%	1,262	9.738891	12,290	1.08%	-6.77%
2010	0.00%	35,838	9.169345	328,611	0.84%	13.05%
2010	0.50%	101,632	9.047788	919,545	0.84%	12.48%
2010	0.80%	16,970	8.975644	152,317	0.84%	12.15%
2010	1.00%	12,610	10.445550	131,718	0.84%	4.46%	4/30/2010
2009	0.00%	6,514	8.111157	52,836	1.29%	27.59%
2009	0.50%	44,311	8.043706	356,425	1.29%	26.96%
2009	0.80%	6,036	8.003520	48,309	1.29%	26.58%
2008	0.50%	14,906	6.335825	94,442	0.64%	-36.64%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.00%	94,806	9.695515	919,193	0.00%	-4.23%
2011	0.50%	1,813,315	9.519437	17,261,738	0.00%	-4.71%
2011	0.80%	731,063	9.415283	6,883,165	0.00%	-4.99%
2011	1.00%	9,617	9.346508	89,885	0.00%	-5.18%
2010	0.00%	101,497	10.123676	1,027,523	0.00%	26.82%
2010	0.50%	1,981,319	9.989544	19,792,473	0.00%	26.19%
2010	0.80%	841,312	9.909902	8,337,319	0.00%	25.81%
2010	1.00%	10,423	9.857166	102,741	0.00%	25.56%
2009	0.00%	115,105	7.982859	918,867	0.00%	27.12%
2009	0.50%	2,272,347	7.916522	17,989,085	0.00%	26.49%
2009	0.80%	940,788	7.876972	7,410,561	0.00%	26.11%
2009	1.00%	8,003	7.850719	62,829	0.00%	25.86%
2008	0.00%	205	6.279727	1,287	0.00%	-37.20%	5/1/2008
2008	0.80%	50	6.246185	312	0.00%	-37.54%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.00%	61,520	10.303092	633,846	0.81%	-2.32%
2011	0.50%	1,245,189	10.115953	12,596,273	0.81%	-2.81%
2011	0.80%	479,786	10.005304	4,800,405	0.81%	-3.10%
2011	1.00%	2,127	9.932212	21,126	0.81%	-3.29%
2010	0.00%	65,042	10.547920	686,058	1.34%	19.63%
2010	0.50%	1,352,323	10.408149	14,075,179	1.34%	19.04%
2010	0.80%	547,009	10.325176	5,647,964	1.34%	18.68%
2010	1.00%	5,316	10.270231	54,597	1.34%	18.44%
2009	0.00%	70,473	8.817001	621,361	0.64%	30.47%
2009	0.50%	1,512,728	8.743730	13,226,885	0.64%	29.82%
2009	0.80%	609,962	8.700057	5,306,704	0.64%	29.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.00%	12,333	$ 7.664195	$ 94,523	0.00%	-0.65%
2011	0.50%	93,597	7.229749	676,683	0.00%	-1.14%
2011	0.80%	18,453	6.981005	128,820	0.00%	-1.44%
2011	1.00%	123,708	6.828337	844,720	0.00%	-1.63%
2010	0.00%	9,144	7.714194	70,539	0.00%	25.45%
2010	0.50%	96,747	7.313318	707,542	0.00%	24.82%
2010	0.80%	17,050	7.082879	120,763	0.00%	24.45%
2010	1.00%	69,271	6.941831	480,868	0.00%	24.20%
2009	0.00%	16,609	6.149352	102,135	0.00%	27.46%
2009	0.50%	85,760	5.858978	502,466	0.00%	26.83%
2009	0.80%	17,399	5.691397	99,025	0.00%	26.45%
2009	1.00%	19,372	5.589217	108,274	0.00%	26.19%
2008	0.00%	17,888	4.824485	86,300	0.00%	-46.42%
2008	0.50%	130,619	4.619718	603,423	0.00%	-46.69%
2008	0.80%	21,966	4.501065	98,870	0.00%	-46.85%
2008	1.00%	20,235	4.429099	89,623	0.00%	-46.95%
2007	0.00%	17,950	9.004045	161,623	0.00%	9.75%
2007	0.50%	126,230	8.665238	1,093,813	0.00%	9.20%
2007	0.80%	29,062	8.468125	246,101	0.00%	8.87%
2007	1.00%	26,118	8.349478	218,072	0.00%	8.65%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.00%	43,501	24.358089	1,059,601	0.46%	-5.07%
2011	0.50%	121,991	22.748905	2,775,162	0.46%	-5.54%
2011	0.80%	23,301	21.834904	508,775	0.46%	-5.83%
2011	1.00%	20,207	17.250436	348,580	0.46%	-6.01%
2010	0.00%	45,999	25.658983	1,180,288	0.59%	26.60%
2010	0.50%	141,538	24.083789	3,408,771	0.59%	25.97%
2010	0.80%	28,308	23.185502	656,335	0.59%	25.60%
2010	1.00%	23,882	18.354081	438,332	0.59%	25.35%
2009	0.00%	53,851	20.267143	1,091,406	0.58%	26.22%
2009	0.50%	157,034	19.118176	3,002,204	0.58%	25.59%
2009	0.80%	32,510	18.460331	600,145	0.58%	25.21%
2009	1.00%	25,324	14.642760	370,813	0.58%	24.96%
2008	0.00%	60,976	16.057560	979,126	1.09%	-32.15%
2008	0.50%	175,334	15.223184	2,669,142	1.09%	-32.49%
2008	0.80%	60,213	14.743543	887,753	1.09%	-32.69%
2008	1.00%	35,377	11.718013	414,548	1.09%	-32.83%
2007	0.00%	71,274	23.666727	1,686,822	1.10%	-6.89%
2007	0.50%	195,390	22.549722	4,405,990	1.10%	-7.36%
2007	0.80%	92,646	21.905042	2,029,415	1.10%	-7.64%
2007	1.00%	43,030	17.444838	750,651	1.10%	-7.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.00%	58,368	$32.076366	$1,872,233	0.53%	-5.56%
2011	0.50%	267,316	39.066862	10,443,197	0.53%	-6.03%
2011	0.80%	80,173	37.616516	3,015,829	0.53%	-6.31%
2011	1.00%	26,131	14.389885	376,022	0.53%	-6.50%
2010	0.00%	67,976	33.964289	2,308,757	0.29%	25.32%
2010	0.50%	306,407	41.573237	12,738,331	0.29%	24.69%
2010	0.80%	91,283	40.149925	3,665,006	0.29%	24.32%
2010	1.00%	27,683	15.389709	426,033	0.29%	24.07%
2009	0.00%	77,583	27.102331	2,102,680	0.27%	34.70%
2009	0.50%	340,812	33.340069	11,362,696	0.27%	34.03%
2009	0.80%	103,817	32.295248	3,352,796	0.27%	33.63%
2009	1.00%	29,328	12.403715	363,776	0.27%	33.36%
2008	0.00%	95,931	20.120207	1,930,152	0.82%	-38.19%
2008	0.50%	389,374	24.875036	9,685,692	0.82%	-38.50%
2008	0.80%	127,206	24.167902	3,074,302	0.82%	-38.68%
2008	1.00%	33,872	9.300801	315,037	0.82%	-38.80%
2007	0.00%	118,982	32.550692	3,872,946	0.09%	2.13%
2007	0.50%	385,134	40.445411	15,576,903	0.09%	1.62%
2007	0.80%	190,308	39.414039	7,500,807	0.09%	1.31%
2007	1.00%	38,152	15.198601	579,857	0.09%	1.11%
2007	1.30%	392	37.083919	14,537	0.09%	0.81%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.00%	13,494	18.839019	254,214	4.57%	5.55%
2011	0.50%	62,879	17.772057	1,117,489	4.57%	5.02%
2011	0.80%	7,241	17.161065	124,263	4.57%	4.71%
2011	1.00%	33,462	16.429316	549,758	4.57%	4.50%
2010	0.00%	13,008	17.848904	232,179	5.92%	10.59%
2010	0.50%	47,334	16.922173	800,994	5.92%	10.04%
2010	0.80%	7,395	16.389349	121,199	5.92%	9.71%
2010	1.00%	20,023	15.721825	314,798	5.92%	9.49%
2009	0.00%	12,961	16.140130	209,192	10.24%	24.38%
2009	0.50%	63,508	15.378776	976,675	10.24%	23.76%
2009	0.80%	8,435	14.939280	126,013	10.24%	23.39%
2009	1.00%	12,411	14.359495	178,216	10.24%	23.14%
2008	0.00%	7,635	12.976596	99,076	6.56%	-17.29%
2008	0.50%	52,478	12.426396	652,112	6.56%	-17.70%
2008	0.80%	10,404	12.107507	125,967	6.56%	-17.95%
2008	1.00%	4,740	11.660904	55,273	6.56%	-18.11%
2007	0.00%	9,784	15.689482	153,506	4.10%	4.62%
2007	0.50%	61,778	15.099593	932,823	4.10%	4.10%
2007	0.80%	19,404	14.756333	286,332	4.10%	3.79%
2007	1.00%	17,946	14.240475	255,560	4.10%	3.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.00%	1,279	$11.049485	$14,132	1.61%	1.30%
2011	0.50%	35,719	10.848926	387,513	1.61%	0.79%
2011	0.80%	4,432	10.730325	47,557	1.61%	0.49%
2010	0.00%	2,211	10.907906	24,117	1.12%	2.42%
2010	0.50%	41,583	10.763451	447,577	1.12%	1.91%
2010	0.80%	4,742	10.677685	50,634	1.12%	1.60%
2009	0.00%	3,355	10.650192	35,731	2.72%	7.11%
2009	0.50%	177,387	10.561833	1,873,532	2.72%	6.58%
2009	0.80%	7,304	10.509149	76,759	2.72%	6.26%
2008	0.00%	259	9.943310	2,575	1.15%	-0.57%	5/1/2008
2008	0.50%	2,297	9.910227	22,764	1.15%	-0.90%	5/1/2008
2008	0.80%	231	9.890421	2,285	1.15%	-1.10%	5/1/2008
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.00%	383,225	13.891692	5,323,644	0.67%	-2.23%
2011	0.50%	2,143,935	13.707902	29,388,851	0.67%	-2.72%
2011	0.80%	511,317	13.598787	6,953,291	0.67%	-3.01%
2011	1.00%	199,807	13.526537	2,702,697	0.67%	-3.20%
2011	1.30%	2	13.418859	27	0.67%	-3.49%
2010	0.00%	485,396	14.209081	6,897,031	0.06%	8.80%
2010	0.50%	2,560,843	14.091225	36,085,415	0.06%	8.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
2010	0.80%	584,895	14.020971	8,200,796	0.06%	7.93%
2010	1.00%	242,433	13.974338	3,387,841	0.06%	7.72%
2010	1.30%	2	13.904670	28	0.06%	7.40%
2009	0.80%	91	12.990421	1,182	0.07%	29.90%	5/1/2009
2009	1.00%	393	12.973105	5,098	0.07%	29.73%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.00%	176	12.139096	2,136	2.58%	-12.43%
2011	0.50%	2,840	11.978398	34,019	2.58%	-12.86%
2011	0.80%	968	11.883015	11,503	2.58%	-13.12%
2010	0.50%	2,751	13.746466	37,817	2.73%	5.82%
2010	0.80%	565	13.677945	7,728	2.73%	5.50%
2009	0.50%	868	12.990964	11,276	0.77%	29.91%	5/1/2009
2009	0.80%	106	12.965005	1,374	0.77%	29.65%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2011	0.00%	3,018	16.113167	48,630	1.30%	-2.32%
2011	0.50%	31,295	15.429859	482,877	1.30%	-2.81%
2011	0.80%	5,701	15.033857	85,708	1.30%	-3.10%
2010	0.00%	3,786	16.496681	62,456	1.54%	15.77%
2010	0.50%	37,441	15.876158	594,419	1.54%	15.19%
2010	0.80%	6,522	15.515100	101,189	1.54%	14.85%
2009	0.00%	4,308	14.249315	61,386	1.11%	28.55%
2009	0.50%	33,022	13.781994	455,109	1.11%	27.91%
2009	0.80%	6,110	13.508987	82,540	1.11%	27.52%
2008	0.00%	6,958	11.084763	77,128	1.98%	-36.99%
2008	0.50%	33,463	10.774963	360,563	1.98%	-37.31%
2008	0.80%	7,035	10.593240	74,523	1.98%	-37.49%
2007	0.00%	8,692	17.592080	152,910	1.71%	-2.22%
2007	0.50%	36,330	17.186389	624,382	1.71%	-2.71%
2007	0.80%	10,218	16.947459	173,169	1.71%	-3.00%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.00%	67,393	$10.243095	$690,313	0.86%	6.50%
2011	0.50%	676,021	10.056852	6,798,643	0.86%	5.97%
2011	0.80%	152,282	9.946733	1,514,708	0.86%	5.65%
2011	1.00%	23,921	9.873993	236,196	0.86%	5.44%
2010	0.00%	60,720	9.617905	583,999	1.91%	30.18%
2010	0.50%	723,190	9.490250	6,863,254	1.91%	29.53%
2010	0.80%	178,017	9.414469	1,675,936	1.91%	29.14%
2010	1.00%	17,013	9.364280	159,314	1.91%	28.89%
2009	0.00%	65,646	7.388147	485,002	2.18%	30.84%
2009	0.50%	805,068	7.326555	5,898,375	2.18%	30.18%
2009	0.80%	203,153	7.289844	1,480,954	2.18%	29.79%
2009	1.00%	198	7.265473	1,439	2.18%	29.53%
2008	0.00%	215	5.646840	1,214	3.65%	-43.53%	5/1/2008
2008	0.50%	10,242	5.627880	57,641	3.65%	-43.72%	5/1/2008
2008	0.80%	226	5.616528	1,269	3.65%	-43.83%	5/1/2008
VPS Growth and Income Portfolio - Class A (ALVGIA)
2011	0.00%	1,168	15.470995	18,070	1.34%	6.32%
2011	0.50%	15,467	14.814923	229,142	1.34%	5.79%
2011	0.80%	2,845	14.434748	41,067	1.34%	5.47%
2010	0.00%	579	14.551780	8,425	0.00%	13.09%
2010	0.50%	13,218	14.004383	185,110	0.00%	12.53%
2010	0.80%	3,483	13.685906	47,668	0.00%	12.19%
2009	0.00%	6,768	12.867191	87,085	4.22%	20.82%
2009	0.50%	22,233	12.445189	276,694	4.22%	20.22%
2009	0.80%	4,088	12.198669	49,868	4.22%	19.86%
2008	0.00%	16,526	10.649521	175,994	2.08%	-40.60%
2008	0.50%	28,510	10.351889	295,132	2.08%	-40.90%
2008	0.80%	5,311	10.177334	54,052	2.08%	-41.08%
2007	0.00%	18,646	17.929588	334,315	1.55%	5.12%
2007	0.50%	20,390	17.516124	357,154	1.55%	4.59%
2007	0.80%	15,124	17.272663	261,232	1.55%	4.28%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2011	0.00%	7,367	21.911401	161,421	0.52%	-8.39%
2011	0.50%	33,867	20.982250	710,606	0.52%	-8.85%
2011	0.80%	6,262	20.443783	128,019	0.52%	-9.12%
2010	0.00%	5,927	23.918151	141,763	0.49%	26.91%
2010	0.50%	44,590	23.018557	1,026,397	0.49%	26.28%
2010	0.80%	7,246	22.495125	163,000	0.49%	25.90%
2009	0.00%	3,930	18.846934	74,068	1.08%	42.86%
2009	0.50%	29,568	18.228862	538,991	1.08%	42.14%
2009	0.80%	4,957	17.867799	88,571	1.08%	41.72%
2008	0.00%	5,223	13.192861	68,906	0.75%	-35.58%
2008	0.50%	30,212	12.824196	387,445	0.75%	-35.90%
2008	0.80%	7,514	12.607947	94,736	0.75%	-36.09%
2007	0.00%	4,368	20.478040	89,448	1.06%	1.70%
2007	0.50%	38,038	20.005857	760,983	1.06%	1.19%
2007	0.80%	10,032	19.727780	197,909	1.06%	0.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Balanced Fund - Class I (ACVB)
2011	0.00%	17,832	$23.458367	$418,310	1.88%	5.33%
2011	0.50%	70,885	28.796383	2,041,232	1.88%	4.81%
2011	0.80%	24,908	27.871548	694,225	1.88%	4.49%
2011	1.00%	50,131	12.753560	639,349	1.88%	4.29%
2011	1.30%	1	25.258809	25	1.88%	3.97%
2010	0.00%	20,936	22.270938	466,264	1.89%	11.64%
2010	0.50%	75,406	27.475433	2,071,813	1.89%	11.08%
2010	0.80%	27,822	26.672710	742,088	1.89%	10.75%
2010	1.00%	53,697	12.229364	656,680	1.89%	10.53%
2010	1.30%	1	24.293201	24	1.89%	10.19%
2009	0.00%	22,461	19.949729	448,091	5.53%	15.48%
2009	0.50%	86,103	24.735048	2,129,762	5.53%	14.91%
2009	0.80%	29,897	24.084460	720,053	5.53%	14.56%
2009	1.00%	55,234	11.064741	611,150	5.53%	14.33%
2009	1.30%	1	22.045707	22	5.53%	13.99%
2008	0.00%	23,201	17.275155	400,801	2.47%	-20.33%
2008	0.50%	98,678	21.526265	2,124,169	2.47%	-20.73%
2008	0.80%	46,134	21.023041	969,877	2.47%	-20.97%
2008	1.00%	57,666	9.677622	558,070	2.47%	-21.13%
2007	0.00%	27,022	21.683809	585,940	2.12%	4.94%
2007	0.50%	72,948	27.155398	1,980,932	2.12%	4.41%
2007	0.80%	62,528	26.600354	1,663,267	2.12%	4.09%
2007	1.00%	38,914	12.269595	477,459	2.12%	3.89%
2007	1.30%	8	24.593469	197	2.12%	3.57%
VP Capital Appreciation Fund - Class I (ACVCA)
2011	0.00%	11,225	21.488190	241,205	0.00%	-6.51%
2011	0.50%	495	52.305178	25,891	0.00%	-6.97%
2011	0.80%	461	32.035223	14,768	0.00%	-7.25%
2011	1.00%	98,038	10.348382	1,014,535	0.00%	-7.44%
2011	1.30%	3	31.341703	94	0.00%	-7.71%
2010	0.00%	13,217	22.983587	303,774	0.00%	31.29%
2010	0.50%	498	56.225138	28,000	0.00%	30.64%
2010	0.80%	486	34.539358	16,786	0.00%	30.25%
2010	1.00%	108,509	11.179591	1,213,086	0.00%	29.99%
2009	0.00%	13,421	17.505890	234,947	1.33%	37.07%
2009	0.50%	504	43.039250	21,692	1.33%	36.39%
2009	0.80%	465	26.518517	12,331	1.33%	35.98%
2009	1.00%	128,037	8.600594	1,101,194	1.33%	35.71%
2008	0.00%	41,738	12.771185	533,044	0.00%	-46.18%
2008	0.50%	182,727	31.556083	5,766,148	0.00%	-46.45%
2008	0.80%	130,432	19.501606	2,543,633	0.00%	-46.61%
2008	1.00%	143,436	6.337501	909,026	0.00%	-46.72%
2007	0.00%	57,452	23.730825	1,363,383	0.00%	45.80%
2007	0.50%	191,634	58.930990	11,293,181	0.00%	45.07%
2007	0.80%	170,672	36.529047	6,234,486	0.00%	44.64%
2007	1.00%	220,292	11.894815	2,620,333	0.00%	44.35%
2007	1.30%	2	36.460250	73	0.00%	43.91%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2011	0.00%	24,364	$13.850615	$337,456	1.54%	3.11%
2011	0.50%	91,748	12.935713	1,186,826	1.54%	2.60%
2011	0.80%	10,171	12.416062	126,284	1.54%	2.29%
2011	1.00%	8,410	9.984507	83,970	1.54%	2.09%
2010	0.00%	25,652	13.432615	344,573	1.54%	14.15%
2010	0.50%	101,037	12.608071	1,273,882	1.54%	13.58%
2010	0.80%	12,313	12.137849	149,453	1.54%	13.24%
2010	1.00%	7,003	9.780279	68,491	1.54%	13.01%
2009	0.00%	26,440	11.767915	311,144	5.01%	18.10%
2009	0.50%	101,794	11.100863	1,130,001	5.01%	17.51%
2009	0.80%	15,113	10.718927	161,995	5.01%	17.16%
2009	1.00%	7,280	8.654230	63,003	5.01%	16.92%
2008	0.00%	29,644	9.964615	295,391	2.06%	-34.59%
2008	0.50%	123,288	9.446908	1,164,690	2.06%	-34.91%
2008	0.80%	27,111	9.149298	248,047	2.06%	-35.11%
2008	1.00%	9,362	7.401733	69,295	2.06%	-35.24%
2007	0.00%	27,666	15.233128	421,440	1.88%	-0.07%
2007	0.50%	111,674	14.514258	1,620,865	1.88%	-0.57%
2007	0.80%	55,800	14.099337	786,743	1.88%	-0.87%
2007	1.00%	14,802	11.429189	169,175	1.88%	-1.07%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.00%	25,289	15.723236	397,625	4.00%	11.74%
2011	0.50%	117,480	15.055027	1,768,665	4.00%	11.19%
2011	0.80%	16,947	14.666531	248,554	4.00%	10.86%
2010	0.00%	23,941	14.070730	336,867	1.70%	5.12%
2010	0.50%	96,102	13.540060	1,301,227	1.70%	4.59%
2010	0.80%	15,032	13.230161	198,876	1.70%	4.28%
2009	0.00%	22,549	13.385524	301,830	1.82%	10.21%
2009	0.50%	108,771	12.945320	1,408,075	1.82%	9.66%
2009	0.80%	13,631	12.687145	172,938	1.82%	9.33%
2008	0.00%	25,234	12.144940	306,465	4.87%	-1.59%
2008	0.50%	84,313	11.804557	995,278	4.87%	-2.08%
2008	0.80%	17,280	11.604121	200,519	4.87%	-2.38%
2007	0.00%	16,186	12.340997	199,751	4.41%	9.49%
2007	0.50%	44,004	12.055397	530,486	4.41%	8.94%
2007	0.80%	14,896	11.886541	177,062	4.41%	8.61%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class I (ACVI)
2011	0.00%	14,027	$20.548394	$288,232	1.43%	-12.04%
2011	0.80%	572	20.115095	11,506	1.43%	-12.74%
2011	1.00%	29,115	8.397753	244,501	1.43%	-12.92%
2010	0.00%	15,900	23.361398	371,446	2.37%	13.29%
2010	0.50%	133	23.825547	3,169	2.37%	12.73%
2010	0.80%	572	23.052345	13,186	2.37%	12.39%
2010	1.00%	42,377	9.643270	408,653	2.37%	12.17%
2009	0.00%	16,897	20.620545	348,425	3.20%	33.76%
2009	0.80%	572	20.510931	11,732	3.20%	32.70%
2009	1.00%	54,101	8.597301	465,123	3.20%	32.43%
2008	0.00%	31,455	15.415539	484,896	0.86%	-44.82%
2008	0.50%	167,006	15.879697	2,652,005	0.86%	-45.10%
2008	0.80%	35,916	15.456745	555,144	0.86%	-45.26%
2008	1.00%	62,231	6.491776	403,990	0.86%	-45.37%
2007	0.00%	38,002	27.938306	1,061,712	0.72%	18.06%
2007	0.50%	180,196	28.924155	5,212,017	0.72%	17.46%
2007	0.80%	73,188	28.238561	2,066,724	0.72%	17.11%
2007	1.00%	79,918	11.883894	949,737	0.72%	16.88%
2007	1.30%	354	26.406669	9,348	0.72%	16.52%
VP International Fund - Class III (ACVI3)
2011	0.00%	16,408	12.672898	207,937	1.42%	-12.04%
2010	0.00%	16,935	14.407773	243,996	2.25%	13.29%
2009	0.00%	17,215	12.717392	218,930	3.37%	33.76%
2008	0.00%	25,760	9.507294	244,908	0.79%	-44.82%
2008	0.50%	146,762	9.334573	1,369,961	0.79%	-45.10%
2008	0.80%	43,028	9.232446	397,254	0.79%	-45.26%
2007	0.00%	25,082	17.230511	432,176	0.60%	18.06%
2007	0.50%	129,282	17.002494	2,198,116	0.60%	17.46%
2007	0.80%	56,198	16.867137	947,899	0.60%	17.11%
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.00%	2,657	15.491583	41,161	1.31%	-0.69%
2011	0.50%	84,192	14.983934	1,261,527	1.31%	-1.19%
2011	0.80%	7,564	14.687355	111,095	1.31%	-1.48%
2010	0.00%	4,230	15.599747	65,987	2.37%	19.25%
2010	0.50%	78,645	15.164047	1,192,576	2.37%	18.66%
2010	0.80%	9,365	14.908480	139,618	2.37%	18.30%
2009	0.00%	3,761	13.081223	49,198	3.82%	29.94%
2009	0.50%	65,407	12.779527	835,871	3.82%	29.30%
2009	0.80%	9,006	12.601860	113,492	3.82%	28.91%
2008	0.00%	4,099	10.066767	41,264	0.09%	-24.35%
2008	0.50%	66,882	9.883888	661,054	0.09%	-24.73%
2008	0.80%	9,574	9.775760	93,593	0.09%	-24.95%
2007	0.00%	3,036	13.306496	40,399	0.70%	-2.31%
2007	0.50%	69,408	13.130382	911,354	0.70%	-2.80%
2007	0.80%	15,018	13.025836	195,622	0.70%	-3.09%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Ultra(R) Fund - Class I (ACVU1)
2011	0.00%	1,197	$12.268729	$14,686	0.00%	1.07%
2011	1.00%	2,829	11.138189	31,510	0.00%	0.06%
2010	0.00%	1,897	12.139312	23,028	0.59%	16.08%
2010	1.00%	1,507	11.131199	16,775	0.59%	14.93%
2009	0.00%	2,677	10.457353	27,994	0.46%	34.48%
2009	1.00%	2,132	9.685187	20,649	0.46%	33.14%
2008	0.00%	5,710	7.776182	44,402	0.00%	-41.48%
2008	0.50%	26,006	7.521089	195,593	0.00%	-41.77%
2008	0.80%	6,452	7.372083	47,565	0.00%	-41.95%
2008	1.00%	2,588	7.274343	18,826	0.00%	-42.06%
2007	0.00%	9,952	13.288079	132,243	0.00%	21.02%
2007	0.50%	51,430	12.916798	664,311	0.00%	20.41%
2007	0.80%	11,886	12.699015	150,940	0.00%	20.05%
2007	1.00%	2,778	12.555821	34,880	0.00%	19.81%
VP Value Fund - Class I (ACVV)
2010	0.80%	5	23.542842	118	1.67%	10.31%
2009	0.00%	56,018	23.686331	1,326,861	5.84%	19.86%
2009	0.50%	202,297	22.072010	4,465,101	5.84%	19.27%
2009	0.80%	43,721	21.343028	933,139	5.84%	18.91%
2009	1.00%	42,294	15.543434	657,394	5.84%	18.67%
2008	0.00%	61,645	19.761076	1,218,172	2.47%	-26.78%
2008	0.50%	229,017	18.506594	4,238,325	2.47%	-27.14%
2008	0.80%	63,519	17.949130	1,140,111	2.47%	-27.36%
2008	1.00%	53,224	13.097945	697,125	2.47%	-27.51%
2007	0.00%	72,996	26.987072	1,969,948	1.65%	-5.14%
2007	0.50%	241,306	25.400814	6,129,369	1.65%	-5.61%
2007	0.80%	102,224	24.709849	2,525,940	1.65%	-5.90%
2007	1.00%	72,664	18.067598	1,312,864	1.65%	-6.09%
VP Vista(SM) Fund - Class I (ACVVS1)
2011	0.00%	2,700	12.539840	33,858	0.00%	-7.89%
2010	0.00%	3,086	13.614679	42,015	0.00%	23.88%
2009	0.00%	3,463	10.990064	38,059	0.00%	22.47%
2008	0.00%	4,820	8.973691	43,253	0.00%	-48.62%
2008	0.50%	85,867	8.810636	756,543	0.00%	-48.88%
2008	0.80%	14,766	8.714227	128,674	0.00%	-49.03%
2007	0.00%	5,970	17.466180	104,273	0.00%	39.77%
2007	0.50%	80,738	17.235095	1,391,527	0.00%	39.07%
2007	0.80%	18,398	17.097896	314,567	0.00%	38.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.00%	20,644	$17.170194	$354,461	0.57%	0.56%
2011	0.50%	66,923	16.360013	1,094,861	0.57%	0.06%
2011	0.80%	9,732	15.892376	154,665	0.57%	-0.24%
2011	1.00%	19,008	15.588032	296,297	0.57%	-0.44%
2010	0.00%	22,647	17.074091	386,677	0.55%	25.83%
2010	0.50%	53,266	16.349821	870,890	0.55%	25.20%
2010	0.80%	11,107	15.930108	176,936	0.55%	24.82%
2010	1.00%	22,243	15.656264	348,242	0.55%	24.58%
2009	0.00%	23,938	13.569574	324,828	2.51%	25.03%
2009	0.50%	57,317	13.059017	748,504	2.51%	24.40%
2009	0.80%	10,571	12.761955	134,907	2.51%	24.03%
2009	1.00%	13,278	12.567656	166,873	2.51%	23.78%
2008	0.00%	20,630	10.853308	223,904	0.87%	-30.91%
2008	0.50%	48,249	10.497320	506,485	0.87%	-31.26%
2008	0.80%	13,403	10.289367	137,908	0.87%	-31.46%
2008	1.00%	18,400	10.153007	186,815	0.87%	-31.60%
2007	0.00%	26,930	15.709599	423,060	0.37%	-0.65%
2007	0.50%	47,664	15.270683	727,862	0.37%	-1.15%
2007	0.80%	22,938	15.013257	344,374	0.37%	-1.45%
2007	1.00%	18,706	14.844030	277,672	0.37%	-1.65%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.00%	40,442	20.095335	812,696	1.56%	9.01%
2011	0.50%	173,907	18.638060	3,241,289	1.56%	8.47%
2011	0.80%	26,334	17.899937	471,377	1.56%	8.15%
2011	1.00%	80,749	11.951238	965,051	1.56%	7.93%
2010	0.00%	39,151	18.434129	721,715	2.17%	15.32%
2010	0.50%	132,417	17.182815	2,275,297	2.17%	14.74%
2010	0.80%	26,721	16.551777	442,280	2.17%	14.40%
2010	1.00%	65,892	11.073168	729,633	2.17%	14.17%
2009	0.00%	53,869	15.985658	861,131	2.65%	22.56%
2009	0.50%	142,023	14.975150	2,126,816	2.65%	21.95%
2009	0.80%	31,383	14.468488	454,065	2.65%	21.58%
2009	1.00%	67,951	9.698799	659,043	2.65%	21.34%
2008	0.00%	53,547	13.043268	698,428	1.97%	-29.55%
2008	0.50%	129,485	12.279988	1,590,074	1.97%	-29.90%
2008	0.80%	62,193	11.900157	740,106	1.97%	-30.11%
2008	1.00%	84,234	7.993118	673,292	1.97%	-30.25%
2007	0.00%	53,388	18.514426	988,448	1.61%	7.13%
2007	0.50%	117,308	17.518498	2,055,060	1.61%	6.60%
2007	0.80%	94,654	17.027724	1,611,742	1.61%	6.27%
2007	1.00%	78,734	11.460137	902,302	1.61%	6.06%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2011	0.00%	754	12.465849	9,399	0.40%	-13.85%
2011	0.50%	13,055	11.937082	155,839	0.40%	-14.27%
2011	0.80%	3,371	11.630664	39,207	0.40%	-14.53%
2010	0.00%	166	14.469098	2,402	0.56%	31.15%
2010	0.50%	12,962	13.924754	180,493	0.56%	30.50%
2010	0.80%	3,247	13.608033	44,185	0.56%	30.11%
2009	0.00%	184	11.032594	2,030	2.01%	26.04%
2009	0.50%	6,951	10.670685	74,172	2.01%	25.41%
2009	0.80%	3,260	10.459262	34,097	2.01%	25.03%
2008	0.00%	175	8.753397	1,532	0.93%	-37.59%
2008	0.50%	9,322	8.508710	79,318	0.93%	-37.90%
2008	0.80%	3,511	8.365189	29,370	0.93%	-38.09%
2007	0.00%	178	14.026060	2,497	0.83%	-11.06%
2007	0.50%	9,412	13.702540	128,968	0.83%	-11.51%
2007	0.80%	4,684	13.512011	63,290	0.83%	-11.77%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth and Income Portfolio - Initial Shares (DGI)
2011	0.00%	13,600	$15.854162	$215,617	1.22%	-2.79%
2011	0.50%	45,849	14.626679	670,619	1.22%	-3.28%
2011	0.80%	15,440	14.059096	217,072	1.22%	-3.57%
2011	1.00%	10,648	9.451977	100,645	1.22%	-3.76%
2010	0.00%	22,084	16.309863	360,187	1.21%	18.61%
2010	0.50%	50,734	15.122378	767,219	1.21%	18.02%
2010	0.80%	18,856	14.579135	274,904	1.21%	17.66%
2010	1.00%	11,227	9.821184	110,262	1.21%	17.43%
2009	0.00%	23,756	13.751257	326,675	1.34%	28.79%
2009	0.50%	56,255	12.813906	720,846	1.34%	28.14%
2009	0.80%	20,532	12.390653	254,405	1.34%	27.76%
2009	1.00%	13,887	8.363624	116,146	1.34%	27.50%
2008	0.00%	31,342	10.677601	334,657	0.66%	-40.41%
2008	0.50%	57,462	9.999637	574,599	0.66%	-40.71%
2008	0.80%	28,885	9.698392	280,138	0.66%	-40.89%
2008	1.00%	15,792	6.559473	103,587	0.66%	-41.01%
2007	0.00%	33,820	17.918567	606,006	0.76%	8.45%
2007	0.50%	42,986	16.865204	724,968	0.76%	7.90%
2007	0.80%	47,184	16.406411	774,120	0.76%	7.58%
2007	1.00%	16,816	11.118706	186,972	0.76%	7.36%
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2011	0.50%	4,897	13.846587	67,807	0.65%	-5.76%
2011	0.80%	217	13.491250	2,928	0.65%	-6.05%
2010	0.50%	14,445	14.693647	212,250	0.68%	12.51%
2010	0.80%	204	14.359505	2,929	0.68%	12.17%
2009	0.50%	4,369	13.059781	57,058	1.80%	12.91%
2009	0.80%	1,183	12.801099	15,144	1.80%	12.58%
2008	0.50%	3,309	11.566132	38,272	0.21%	-29.72%
2008	0.80%	627	11.371112	7,130	0.21%	-29.93%
2007	0.50%	254	16.457068	4,180	0.71%	9.33%
2007	0.80%	626	16.228297	10,159	0.71%	9.00%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.00%	26,489	16.107550	426,673	4.81%	2.27%
2011	0.50%	56,565	15.347745	868,145	4.81%	1.76%
2011	0.80%	11,285	14.909191	168,250	4.81%	1.46%
2011	1.00%	40,098	14.623773	586,384	4.81%	1.26%
2010	0.00%	26,373	15.749680	415,366	5.38%	8.50%
2010	0.50%	63,895	15.081764	963,649	5.38%	7.96%
2010	0.80%	13,761	14.694701	202,214	5.38%	7.64%
2010	1.00%	9,531	14.442169	137,648	5.38%	7.42%
2009	0.00%	29,675	14.515295	430,741	5.89%	20.43%
2009	0.50%	70,869	13.969361	989,995	5.89%	19.83%
2009	0.80%	12,329	13.651720	168,312	5.89%	19.48%
2009	1.00%	37,387	13.443967	502,630	5.89%	19.24%
2008	0.00%	22,443	12.052470	270,494	5.12%	-7.29%
2008	0.50%	40,508	11.657260	472,212	5.12%	-7.75%
2008	0.80%	16,052	11.426394	183,416	5.12%	-8.03%
2008	1.00%	34,491	11.275015	388,887	5.12%	-8.21%
2007	0.00%	17,856	12.999880	232,126	4.97%	5.38%
2007	0.50%	26,966	12.636630	340,759	4.97%	4.86%
2007	0.80%	22,236	12.423584	276,251	4.97%	4.54%
2007	1.00%	32,494	12.283540	399,141	4.97%	4.33%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2011	0.00%	149,096	$22.892147	$3,413,128	2.36%	0.97%
2011	0.50%	379,343	58.447557	22,171,672	2.36%	0.47%
2011	0.80%	160,230	47.391689	7,593,570	2.36%	0.17%
2011	1.00%	263,003	11.958724	3,145,180	2.36%	-0.03%
2011	1.30%	1	42.631104	43	2.36%	-0.33%
2010	0.00%	175,971	22.671870	3,989,592	1.81%	15.15%
2010	0.50%	441,234	58.174736	25,668,671	1.81%	14.58%
2010	0.80%	179,902	47.311929	8,511,511	1.81%	14.23%
2010	1.00%	304,964	11.962455	3,648,118	1.81%	14.00%
2010	1.30%	1	42.772276	43	1.81%	13.66%
2009	0.00%	200,574	19.689180	3,949,138	2.24%	30.21%
2009	0.50%	500,783	50.774293	25,426,903	2.24%	29.56%
2009	0.80%	202,135	41.417283	8,371,882	2.24%	29.17%
2009	1.00%	351,952	10.492986	3,693,027	2.24%	28.91%
2009	1.30%	1	37.630730	38	2.24%	28.53%
2008	0.00%	231,255	15.121228	3,496,860	2.40%	-42.65%
2008	0.50%	576,617	39.190034	22,597,640	2.40%	-42.94%
2008	0.80%	240,665	32.063918	7,716,663	2.40%	-43.11%
2008	1.00%	419,968	8.139596	3,418,370	2.40%	-43.23%
2007	0.00%	278,062	26.368140	7,331,978	1.77%	1.53%
2007	0.50%	592,452	68.682638	40,691,166	1.77%	1.02%
2007	0.80%	336,206	56.363167	18,949,635	1.77%	0.72%
2007	1.00%	463,760	14.336823	6,648,845	1.77%	0.51%
2007	1.30%	6	51.725856	310	1.77%	0.21%
High Income Portfolio - Initial Class (FHIP)
2011	0.00%	71,464	19.548118	1,396,987	6.27%	4.03%
2011	0.50%	147,031	40.794842	5,998,106	6.27%	3.51%
2011	0.80%	42,868	37.762814	1,618,816	6.27%	3.20%
2011	1.00%	63,903	14.666687	937,245	6.27%	3.00%
2010	0.00%	87,453	18.790698	1,643,303	7.26%	13.82%
2010	0.50%	165,396	39.410184	6,518,287	7.26%	13.26%
2010	0.80%	51,403	36.590379	1,880,855	7.26%	12.92%
2010	1.00%	89,511	14.239694	1,274,609	7.26%	12.69%
2009	0.00%	100,115	16.508703	1,652,769	7.68%	43.96%
2009	0.50%	190,562	34.797509	6,631,083	7.68%	43.24%
2009	0.80%	61,557	32.404743	1,994,739	7.68%	42.81%
2009	1.00%	159,831	12.636025	2,019,629	7.68%	42.53%
2008	0.00%	120,515	11.467804	1,382,042	8.25%	-24.98%
2008	0.50%	231,676	24.293166	5,628,144	8.25%	-25.36%
2008	0.80%	80,105	22.690582	1,817,629	8.25%	-25.58%
2008	1.00%	165,861	8.865726	1,470,478	8.25%	-25.73%
2007	0.00%	140,988	15.287268	2,155,321	7.41%	2.79%
2007	0.50%	247,158	32.546729	8,044,184	7.41%	2.27%
2007	0.80%	118,930	30.491108	3,626,307	7.41%	1.96%
2007	1.00%	145,894	11.937443	1,741,601	7.41%	1.76%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2011	0.00%	28,280	$23.504361	$664,703	1.89%	-2.56%
2011	0.50%	188,094	40.390644	7,597,238	1.89%	-3.05%
2011	0.80%	68,594	34.366682	2,357,348	1.89%	-3.34%
2011	1.00%	168,991	12.367780	2,090,044	1.89%	-3.53%
2011	1.30%	1	35.176377	35	1.89%	-3.82%
2010	0.00%	33,987	24.122023	819,835	1.69%	14.26%
2010	0.50%	209,604	41.659364	8,731,969	1.69%	13.69%
2010	0.80%	76,588	35.552451	2,722,891	1.69%	13.35%
2010	1.00%	185,080	12.820073	2,372,739	1.69%	13.13%
2010	1.30%	1	36.572093	37	1.69%	12.79%
2009	0.00%	37,939	21.110749	800,921	2.27%	29.11%
2009	0.50%	232,760	36.641407	8,528,654	2.27%	28.47%
2009	0.80%	84,006	31.363945	2,634,760	2.27%	28.08%
2009	1.00%	186,964	11.332339	2,118,739	2.27%	27.83%
2009	1.30%	1	32.425044	32	2.27%	27.45%
2008	0.00%	49,593	16.350697	810,880	2.55%	-28.72%
2008	0.50%	271,683	28.521671	7,748,853	2.55%	-29.07%
2008	0.80%	107,493	24.486999	2,632,181	2.55%	-29.29%
2008	1.00%	212,470	8.865285	1,883,607	2.55%	-29.43%
2007	0.00%	54,336	22.938056	1,246,362	6.08%	15.50%
2007	0.50%	306,478	40.213337	12,324,503	6.08%	14.92%
2007	0.80%	132,782	34.628652	4,598,062	6.08%	14.58%
2007	1.00%	229,524	12.562122	2,883,308	6.08%	14.35%
2007	1.30%	6	36.160198	217	6.08%	14.00%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2010	0.50%	1	37.528108	38	0.05%	14.11%
2010	0.80%	473	36.264896	17,153	0.05%	13.78%
2009	0.00%	179,893	29.787895	5,358,634	1.36%	35.71%
2009	0.50%	895,768	32.887636	29,459,692	1.36%	35.03%
2009	0.80%	202,693	31.871810	6,460,193	1.36%	34.63%
2009	1.00%	227,784	12.045454	2,743,762	1.36%	34.36%
2009	1.30%	1	29.643503	30	1.36%	33.96%
2008	0.00%	205,267	21.949689	4,505,547	0.95%	-42.51%
2008	0.50%	1,037,409	24.355264	25,266,370	0.95%	-42.80%
2008	0.80%	283,459	23.673901	6,710,580	0.95%	-42.97%
2008	1.00%	288,102	8.965097	2,582,862	0.95%	-43.09%
2008	1.30%	1	22.129119	22	0.95%	-43.26%
2007	0.00%	224,578	38.182151	8,574,871	0.93%	17.59%
2007	0.50%	1,000,686	42.579734	42,608,944	0.93%	17.00%
2007	0.80%	469,988	41.513259	19,510,734	0.93%	16.65%
2007	1.00%	346,744	15.752271	5,462,005	0.93%	16.42%
2007	1.30%	348	38.999532	13,572	0.93%	16.07%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.00%	15,797	$17.446617	$275,604	0.77%	-5.20%
2011	0.50%	124,550	16.874679	2,101,741	0.77%	-5.67%
2011	0.80%	38,558	16.540551	637,771	0.77%	-5.95%
2010	0.00%	18,742	18.403422	344,917	0.33%	19.16%
2010	0.50%	137,864	17.889194	2,466,276	0.33%	18.56%
2010	0.80%	42,752	17.587581	751,904	0.33%	18.21%
2009	0.00%	23,134	15.444750	357,299	0.24%	47.57%
2009	0.50%	203,763	15.088373	3,074,452	0.24%	46.84%
2009	0.80%	48,768	14.878509	725,595	0.24%	46.40%
2008	0.00%	27,453	10.465765	287,317	0.00%	-54.40%
2008	0.50%	197,262	10.275549	2,026,975	0.00%	-54.63%
2008	0.80%	63,653	10.163079	646,910	0.00%	-54.77%
2007	0.00%	27,034	22.953063	620,513	0.12%	45.64%
2007	0.50%	214,326	22.649325	4,854,339	0.12%	44.91%
2007	0.80%	71,504	22.469019	1,606,625	0.12%	44.48%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.00%	4,071	13.477731	54,868	2.34%	-0.28%
2011	0.50%	24,603	13.036152	320,728	2.34%	-0.78%
2011	0.80%	3,979	12.778157	50,844	2.34%	-1.08%
2010	0.00%	4,161	13.516167	56,241	1.90%	12.74%
2010	0.50%	15,610	13.138702	205,095	1.90%	12.17%
2010	0.80%	5,966	12.917291	77,065	1.90%	11.84%
2009	0.00%	1,759	11.989176	21,089	2.95%	24.15%
2009	0.50%	25,742	11.712729	301,509	2.95%	23.53%
2009	0.80%	3,521	11.549915	40,667	2.95%	23.16%
2008	0.00%	8,703	9.656832	84,043	2.31%	-25.08%
2008	0.50%	52,567	9.481428	498,410	2.31%	-25.45%
2008	0.80%	1,764	9.377717	16,542	2.31%	-25.67%
2007	0.00%	4,590	12.888793	59,160	5.88%	8.65%
2007	0.50%	71,358	12.718211	907,546	5.88%	8.10%
2007	0.80%	4,636	12.616940	58,492	5.88%	7.78%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.00%	1,647	13.437783	22,132	2.04%	-1.12%
2011	0.50%	48,519	12.997459	630,624	2.04%	-1.62%
2011	0.80%	18,156	12.740229	231,312	2.04%	-1.91%
2010	0.00%	1,747	13.590648	23,743	2.21%	14.52%
2010	0.50%	56,685	13.211069	748,869	2.21%	13.95%
2010	0.80%	16,901	12.988424	219,517	2.21%	13.61%
2009	0.00%	469	11.867504	5,566	3.20%	28.78%
2009	0.50%	48,825	11.593819	566,068	3.20%	28.13%
2009	0.80%	15,952	11.432637	182,373	3.20%	27.75%
2008	0.00%	13,010	9.215628	119,895	2.88%	-32.71%
2008	0.50%	54,125	9.048213	489,735	2.88%	-33.05%
2008	0.80%	11,923	8.949218	106,702	2.88%	-33.25%
2007	0.00%	8,938	13.695591	122,411	2.17%	10.17%
2007	0.50%	38,608	13.514322	521,761	2.17%	9.61%
2007	0.80%	10,358	13.406718	138,867	2.17%	9.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.50%	54,142	$12.665066	$685,712	2.06%	-3.18%
2011	0.80%	17,536	12.414407	217,699	2.06%	-3.47%
2010	0.50%	48,330	13.081107	632,210	1.95%	15.42%
2010	0.80%	19,133	12.860663	246,063	1.95%	15.08%
2009	0.50%	28,422	11.333383	322,117	2.30%	30.75%
2009	0.80%	24,962	11.175826	278,971	2.30%	30.36%
2008	0.50%	25,922	8.668038	224,693	2.06%	-38.39%
2008	0.80%	24,051	8.573208	206,194	2.06%	-38.57%
2007	0.50%	35,470	14.068082	498,995	2.76%	10.65%
2007	0.80%	13,868	13.956079	193,543	2.76%	10.32%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2010	0.50%	1	11.641245	12	0.00%	21.34%
2010	0.80%	11	11.215020	123	0.00%	20.99%
2009	0.00%	35,449	10.241993	363,068	0.47%	45.85%
2009	0.50%	176,900	9.594280	1,697,228	0.47%	45.12%
2009	0.80%	29,637	9.269518	274,721	0.47%	44.69%
2009	1.00%	3,666	7.004350	25,678	0.47%	44.40%
2008	0.00%	43,142	7.022261	302,954	0.42%	-55.02%
2008	0.50%	133,046	6.611121	879,583	0.42%	-55.24%
2008	0.80%	101,332	6.406522	649,186	0.42%	-55.38%
2008	1.00%	20,056	4.850665	97,285	0.42%	-55.47%
2007	0.00%	45,896	15.610808	716,474	0.00%	23.18%
2007	0.50%	94,062	14.770825	1,389,373	0.00%	22.57%
2007	0.80%	156,642	14.356892	2,248,892	0.00%	22.20%
2007	1.00%	12,236	10.892121	133,276	0.00%	21.95%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	0.00%	170,592	21.062729	3,593,133	0.35%	0.20%
2011	0.50%	430,909	63.965181	27,563,172	0.35%	-0.30%
2011	0.80%	300,253	43.253084	12,986,868	0.35%	-0.59%
2011	1.00%	455,202	7.496758	3,412,539	0.35%	-0.79%
2011	1.30%	19	39.444794	749	0.35%	-1.09%
2010	0.00%	196,217	21.020180	4,124,517	0.28%	24.17%
2010	0.50%	499,742	64.155259	32,061,077	0.28%	23.55%
2010	0.80%	333,533	43.511676	14,512,580	0.28%	23.18%
2010	1.00%	534,712	7.556643	4,040,628	0.28%	22.94%
2010	1.30%	17	39.879099	678	0.28%	22.57%
2009	0.00%	206,766	16.928202	3,500,177	0.44%	28.29%
2009	0.50%	557,057	51.924855	28,925,104	0.44%	27.65%
2009	0.80%	370,706	35.322377	13,094,217	0.44%	27.26%
2009	1.00%	585,826	6.146674	3,600,881	0.44%	27.01%
2009	1.30%	17	32.535551	553	0.44%	26.63%
2008	0.00%	243,890	13.195602	3,218,275	0.79%	-47.17%
2008	0.50%	596,470	40.678515	24,263,514	0.79%	-47.43%
2008	0.80%	450,264	27.755083	12,497,115	0.79%	-47.59%
2008	1.00%	692,175	4.839505	3,349,784	0.79%	-47.69%
2008	1.30%	16	25.693435	411	0.79%	-47.85%
2007	0.00%	275,376	24.975885	6,877,759	0.82%	26.96%
2007	0.50%	622,446	77.381327	48,165,697	0.82%	26.33%
2007	0.80%	558,044	52.956740	29,552,191	0.82%	25.95%
2007	1.00%	773,552	9.252332	7,157,160	0.82%	25.69%
2007	1.30%	144	49.269736	7,095	0.82%	25.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2011	0.00%	17,595	$12.659718	$222,748	6.99%	4.05%
2011	0.50%	197,547	12.367874	2,443,236	6.99%	3.53%
2011	0.80%	79,720	12.196027	972,267	6.99%	3.22%
2010	0.00%	16,672	12.167463	202,856	8.05%	13.88%
2010	0.50%	202,755	11.946381	2,422,188	8.05%	13.31%
2010	0.80%	78,191	11.815681	923,880	8.05%	12.97%
2009	0.00%	13,217	10.684849	141,222	9.14%	43.81%
2009	0.50%	224,364	10.543267	2,365,530	9.14%	43.10%
2009	0.80%	69,946	10.459227	731,581	9.14%	42.67%
2008	0.00%	18,296	7.429579	135,932	10.31%	-24.88%
2008	0.50%	168,238	7.367822	1,239,548	10.31%	-25.26%
2008	0.80%	53,080	7.331018	389,130	10.31%	-25.48%
2007	0.00%	10,246	9.890596	101,339	11.21%	-1.09%	5/1/2007
2007	0.50%	122,470	9.857586	1,207,259	11.21%	-1.42%	5/1/2007
2007	0.80%	30,864	9.837843	303,635	11.21%	-1.62%	5/1/2007
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.00%	34,735	15.264055	530,197	3.22%	7.21%
2011	0.50%	264,186	14.616946	3,861,592	3.22%	6.67%
2011	0.80%	23,285	14.241922	331,623	3.22%	6.36%
2010	0.00%	33,476	14.237787	476,624	3.56%	7.68%
2010	0.50%	283,862	13.702324	3,889,569	3.56%	7.14%
2010	0.80%	25,942	13.390753	347,383	3.56%	6.82%
2009	0.00%	27,224	13.222437	359,968	8.76%	15.67%
2009	0.50%	290,648	12.788918	3,717,073	8.76%	15.10%
2009	0.80%	22,454	12.535648	281,475	8.76%	14.75%
2008	0.00%	35,155	11.430864	401,852	4.47%	-3.35%
2008	0.50%	220,280	11.111478	2,447,636	4.47%	-3.83%
2008	0.80%	24,200	10.924128	264,364	4.47%	-4.12%
2007	0.00%	30,732	11.826500	363,452	4.06%	4.21%
2007	0.50%	239,992	11.553678	2,772,790	4.06%	3.69%
2007	0.80%	36,890	11.393001	420,288	4.06%	3.38%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.00%	21,838	26.289170	574,103	0.14%	-10.72%
2011	0.50%	229,983	25.174584	5,789,726	0.14%	-11.16%
2011	0.80%	39,066	24.528651	958,236	0.14%	-11.43%
2010	0.00%	22,098	29.444519	650,665	0.28%	28.70%
2010	0.50%	264,279	28.337312	7,488,956	0.28%	28.06%
2010	0.80%	43,070	27.693084	1,192,741	0.28%	27.68%
2009	0.00%	23,116	22.878053	528,849	0.60%	40.01%
2009	0.50%	277,478	22.127965	6,140,023	0.60%	39.32%
2009	0.80%	46,369	21.689786	1,005,734	0.60%	38.90%
2008	0.00%	26,488	16.339788	432,808	0.35%	-39.51%
2008	0.50%	283,059	15.883241	4,495,894	0.35%	-39.81%
2008	0.80%	65,092	15.615472	1,016,442	0.35%	-39.99%
2007	0.00%	30,584	27.011367	826,116	0.70%	15.49%
2007	0.50%	272,886	26.388591	7,201,077	0.70%	14.91%
2007	0.80%	92,888	26.021877	2,417,120	0.70%	14.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	0.00%	33,271	$17.414491	$579,398	1.29%	-17.16%
2011	0.50%	118,017	29.604824	3,493,873	1.29%	-17.58%
2011	0.80%	30,982	22.187015	687,398	1.29%	-17.82%
2011	1.00%	94,368	9.233835	871,379	1.29%	-17.99%
2011	1.30%	5	19.013413	95	1.29%	-18.23%
2010	0.00%	47,968	21.022695	1,008,417	1.40%	13.11%
2010	0.50%	136,651	35.917877	4,908,214	1.40%	12.55%
2010	0.80%	37,140	26.999105	1,002,747	1.40%	12.21%
2010	1.00%	117,567	11.259025	1,323,690	1.40%	11.99%
2009	0.00%	52,438	18.585431	974,583	2.07%	26.53%
2009	0.50%	158,444	31.912691	5,056,374	2.07%	25.90%
2009	0.80%	44,371	24.060407	1,067,584	2.07%	25.52%
2009	1.00%	120,336	10.053608	1,209,811	2.07%	25.27%
2008	0.00%	56,196	14.688536	825,437	2.41%	-43.80%
2008	0.50%	188,778	25.347887	4,785,123	2.41%	-44.09%
2008	0.80%	57,353	19.168350	1,099,362	2.41%	-44.25%
2008	1.00%	154,625	8.025502	1,240,943	2.41%	-44.37%
2007	0.00%	74,300	26.138222	1,942,070	3.29%	17.31%
2007	0.50%	220,112	45.333254	9,978,393	3.29%	16.72%
2007	0.80%	85,536	34.384792	2,941,138	3.29%	16.37%
2007	1.00%	169,320	14.425299	2,442,492	3.29%	16.14%
2007	1.30%	2	30.061976	60	3.29%	15.79%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.00%	24,016	11.466618	275,382	1.12%	-17.30%
2011	0.50%	207,184	11.090775	2,297,831	1.12%	-17.71%
2011	0.80%	53,755	10.871192	584,381	1.12%	-17.96%
2010	0.00%	33,994	13.865532	471,345	1.32%	13.01%
2010	0.50%	257,797	13.478254	3,474,653	1.32%	12.45%
2010	0.80%	57,338	13.251079	759,790	1.32%	12.11%
2009	0.00%	37,807	12.269434	463,870	2.17%	26.49%
2009	0.50%	307,164	11.986428	3,681,799	2.17%	25.86%
2009	0.80%	56,862	11.819747	672,094	2.17%	25.48%
2008	0.00%	43,474	9.699843	421,691	2.68%	-43.88%
2008	0.50%	292,626	9.523623	2,786,860	2.68%	-44.16%
2008	0.80%	68,191	9.419422	642,320	2.68%	-44.33%
2007	0.00%	38,404	17.283296	663,748	3.21%	17.23%
2007	0.50%	238,614	17.054609	4,069,468	3.21%	16.64%
2007	0.80%	77,400	16.918813	1,309,516	3.21%	16.29%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.00%	19,441	$15.055580	$292,696	0.80%	-8.85%
2011	0.50%	36,543	14.345026	524,210	0.80%	-9.30%
2011	0.80%	5,608	13.934920	78,147	0.80%	-9.57%
2011	1.00%	6,604	13.668049	90,264	0.80%	-9.75%
2010	0.00%	25,254	16.516915	417,118	0.41%	26.45%
2010	0.50%	41,802	15.816183	661,148	0.41%	25.82%
2010	0.80%	6,185	15.410121	95,312	0.41%	25.45%
2010	1.00%	11,335	15.145229	171,671	0.41%	25.20%
2009	0.00%	21,462	13.061648	280,329	0.57%	57.40%
2009	0.50%	63,858	12.570115	802,702	0.57%	56.61%
2009	0.80%	6,437	12.284130	79,073	0.57%	56.14%
2009	1.00%	9,300	12.097114	112,503	0.57%	55.83%
2008	0.00%	20,161	8.298533	167,307	0.65%	-51.17%
2008	0.50%	42,082	8.026295	337,763	0.65%	-51.42%
2008	0.80%	6,539	7.867248	51,444	0.65%	-51.57%
2008	1.00%	10,445	7.762982	81,084	0.65%	-51.66%
2007	0.00%	21,268	16.996302	361,477	0.83%	5.60%
2007	0.50%	40,724	16.521474	672,821	0.83%	5.07%
2007	0.80%	11,738	16.242952	190,660	0.83%	4.75%
2007	1.00%	12,228	16.059906	196,381	0.83%	4.54%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2011	0.00%	11,961	12.805162	153,163	6.21%	2.38%
2011	0.50%	70,842	12.447515	881,807	6.21%	1.87%
2011	0.80%	13,328	12.237789	163,105	6.21%	1.57%
2010	0.00%	9,146	12.507001	114,389	7.07%	12.67%
2010	0.50%	63,635	12.218491	777,524	7.07%	12.11%
2010	0.80%	12,959	12.048616	156,138	7.07%	11.78%
2009	0.00%	9,101	11.100337	101,024	8.10%	35.59%
2009	0.50%	74,134	10.898585	807,956	8.10%	34.92%
2009	0.80%	12,802	10.779315	137,997	8.10%	34.52%
2008	0.00%	5,556	8.186428	45,484	5.40%	-29.66%
2008	0.50%	70,902	8.077889	572,738	5.40%	-30.01%
2008	0.80%	14,877	8.013465	119,216	5.40%	-30.22%
2007	0.00%	11,684	11.637657	135,974	3.26%	3.76%
2007	0.50%	81,232	11.541005	937,499	3.26%	3.24%
2007	0.80%	16,636	11.483411	191,038	3.26%	2.93%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2011	0.00%	27,085	17.976970	486,906	1.64%	6.29%
2011	0.50%	171,680	17.214712	2,955,422	1.64%	5.76%
2011	0.80%	17,101	16.772979	286,835	1.64%	5.45%
2010	0.00%	15,172	16.912694	256,599	1.78%	20.94%
2010	0.50%	139,647	16.276552	2,272,972	1.78%	20.34%
2010	0.80%	20,329	15.906413	323,361	1.78%	19.98%
2009	0.00%	13,906	13.984451	194,468	1.83%	17.67%
2009	0.50%	144,617	13.525832	1,956,065	1.83%	17.09%
2009	0.80%	20,222	13.257914	268,102	1.83%	16.74%
2008	0.00%	20,335	11.884088	241,663	2.04%	-26.94%
2008	0.50%	189,411	11.551986	2,188,073	2.04%	-27.31%
2008	0.80%	40,517	11.357193	460,159	2.04%	-27.53%
2007	0.00%	26,128	16.266644	425,015	2.53%	-2.41%
2007	0.50%	167,510	15.891491	2,661,984	2.53%	-2.90%
2007	0.80%	61,684	15.670578	966,624	2.53%	-3.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2011	0.00%	9,471	$22.355324	$211,727	0.95%	-3.53%
2011	0.50%	124,783	21.407336	2,671,272	0.95%	-4.01%
2011	0.80%	14,035	20.857943	292,741	0.95%	-4.29%
2010	0.00%	8,414	23.172621	194,974	0.88%	28.49%
2010	0.50%	144,260	22.301004	3,217,143	0.88%	27.85%
2010	0.80%	16,135	21.793848	351,644	0.88%	27.47%
2009	0.00%	6,834	18.034685	123,249	1.94%	29.54%
2009	0.50%	131,099	17.443192	2,286,785	1.94%	28.90%
2009	0.80%	15,469	17.097660	264,484	1.94%	28.51%
2008	0.00%	6,079	13.921598	84,629	1.44%	-32.87%
2008	0.50%	125,323	13.532546	1,695,939	1.44%	-33.21%
2008	0.80%	28,885	13.304370	384,297	1.44%	-33.41%
2007	0.00%	7,310	20.738061	151,595	0.88%	-2.14%
2007	0.50%	109,944	20.259847	2,227,449	0.88%	-2.63%
2007	0.80%	37,560	19.978249	750,383	0.88%	-2.92%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.00%	10,223	17.062376	174,429	0.99%	-15.86%
2011	0.50%	63,119	16.503252	1,041,669	0.99%	-16.28%
2011	0.80%	11,210	16.176657	181,340	0.99%	-16.53%
2010	0.00%	9,970	20.278309	202,175	1.69%	17.51%
2010	0.50%	70,122	19.711997	1,382,245	1.69%	16.93%
2010	0.80%	13,337	19.379887	258,470	1.69%	16.58%
2009	0.00%	7,269	17.256364	125,437	3.67%	72.63%
2009	0.50%	81,267	16.858387	1,370,031	3.67%	71.77%
2009	0.80%	15,116	16.624073	251,289	3.67%	71.26%
2008	0.00%	4,930	9.996007	49,280	2.79%	-52.67%
2008	0.50%	63,172	9.814382	619,994	2.79%	-52.91%
2008	0.80%	15,652	9.707016	151,934	2.79%	-53.05%
2007	0.00%	12,404	21.120230	261,975	2.20%	28.70%
2007	0.50%	102,474	20.840783	2,135,638	2.20%	28.05%
2007	0.80%	31,074	20.674924	642,453	2.20%	27.67%
Templeton Foreign Securities Fund - Class 1 (TIF)
2011	0.00%	169	19.616024	3,315	1.90%	-10.44%
2011	0.50%	12,325	18.784240	231,516	1.90%	-10.89%
2011	0.80%	683	18.302200	12,500	1.90%	-11.16%
2010	0.00%	172	21.903633	3,767	2.09%	8.67%
2010	0.50%	13,857	21.079885	292,104	2.09%	8.13%
2010	0.80%	1,192	20.600592	24,556	2.09%	7.81%
2009	0.00%	176	20.155256	3,547	4.14%	37.34%
2009	0.50%	14,701	19.494379	286,587	4.14%	36.66%
2009	0.80%	1,483	19.108316	28,338	4.14%	36.25%
2008	0.00%	1,659	14.675305	24,346	2.70%	-40.23%
2008	0.50%	22,899	14.265245	326,660	2.70%	-40.53%
2008	0.80%	1,945	14.024745	27,278	2.70%	-40.71%
2007	0.00%	5,050	24.554735	124,001	2.23%	15.79%
2007	0.50%	21,480	23.988549	515,274	2.23%	15.21%
2007	0.80%	7,764	23.655125	183,658	2.23%	14.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.00%	6,118	$12.534749	$76,688	1.73%	-10.68%
2011	0.50%	73,808	12.123973	894,846	1.73%	-11.12%
2011	0.80%	9,570	11.883946	113,729	1.73%	-11.39%
2010	0.00%	5,607	14.033220	78,684	1.74%	8.41%
2010	0.50%	75,119	13.641305	1,024,721	1.74%	7.87%
2010	0.80%	9,620	13.411382	129,017	1.74%	7.54%
2009	0.00%	12,029	12.945045	155,716	3.88%	37.20%
2009	0.50%	75,293	12.646528	952,195	3.88%	36.51%
2009	0.80%	10,766	12.470682	134,259	3.88%	36.10%
2008	0.00%	25,525	9.435374	240,838	2.47%	-40.39%
2008	0.50%	112,327	9.263979	1,040,595	2.47%	-40.69%
2008	0.80%	16,543	9.162606	151,577	2.47%	-40.87%
2007	0.00%	29,610	15.828965	468,696	2.03%	15.45%
2007	0.50%	118,810	15.619506	1,855,754	2.03%	14.87%
2007	0.80%	25,180	15.495120	390,167	2.03%	14.52%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.00%	20,700	17.701343	366,418	5.58%	-0.83%
2011	0.50%	161,058	17.121471	2,757,550	5.58%	-1.32%
2011	0.80%	15,838	16.782688	265,804	5.58%	-1.62%
2010	0.00%	15,914	17.849519	284,057	1.58%	14.38%
2010	0.50%	151,403	17.351122	2,627,012	1.58%	13.81%
2010	0.80%	14,717	17.058765	251,054	1.58%	13.47%
2009	0.00%	16,059	15.605635	250,611	14.02%	18.69%
2009	0.50%	131,249	15.245867	2,001,005	14.02%	18.09%
2009	0.80%	15,279	15.033976	229,704	14.02%	17.74%
2008	0.00%	19,081	13.148675	250,890	4.26%	6.21%
2008	0.50%	169,130	12.909918	2,183,454	4.26%	5.68%
2008	0.80%	19,316	12.768726	246,641	4.26%	5.36%
2007	0.00%	12,206	12.380292	151,114	2.64%	11.03%
2007	0.50%	120,218	12.216405	1,468,632	2.64%	10.48%
2007	0.80%	9,674	12.119103	117,240	2.64%	10.14%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.00%	977	9.411247	9,195	0.01%	-1.54%
2011	0.50%	9,398	9.240357	86,841	0.01%	-2.03%
2011	0.80%	1,897	9.139329	17,337	0.01%	-2.32%
2010	0.00%	995	9.558606	9,511	3.02%	10.25%
2010	0.50%	4,234	9.431991	39,935	3.02%	9.70%
2010	0.80%	1,377	9.356850	12,884	3.02%	9.38%
2009	0.00%	1,014	8.669683	8,791	4.16%	30.25%
2009	0.50%	1,011	8.597673	8,692	4.16%	29.60%
2009	0.80%	1,461	8.554781	12,499	4.16%	29.21%
2008	0.50%	1,402	6.633927	9,301	7.17%	-33.66%	5/1/2008
2008	0.80%	149	6.620645	986	7.17%	-33.79%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.00%	40,577	$17.167186	$696,593	3.92%	0.29%
2011	0.50%	44,848	24.847995	1,114,383	3.92%	-0.21%
2011	0.80%	14,684	19.694057	289,188	3.92%	-0.51%
2011	1.00%	51,341	12.417925	637,549	3.92%	-0.71%
2011	1.30%	17	18.995943	323	3.92%	-1.00%
2010	0.00%	41,547	17.117742	711,191	5.13%	5.28%
2010	0.50%	45,156	24.900288	1,124,397	5.13%	4.76%
2010	0.80%	17,506	19.794631	346,525	5.13%	4.45%
2010	1.00%	35,502	12.506266	443,997	5.13%	4.24%
2009	0.00%	44,762	16.258487	727,762	7.24%	13.33%
2009	0.50%	48,176	23.768919	1,145,091	7.24%	12.76%
2009	0.80%	16,879	18.952010	319,891	7.24%	12.42%
2009	1.00%	45,151	11.997871	541,716	7.24%	12.20%
2008	0.00%	42,417	14.346598	608,540	4.47%	-13.43%
2008	0.50%	68,340	21.078952	1,440,536	4.47%	-13.86%
2008	0.80%	18,838	16.857653	317,564	4.47%	-14.12%
2008	1.00%	37,893	10.693363	405,204	4.47%	-14.29%
2007	0.00%	47,302	16.571972	783,887	2.65%	4.77%
2007	0.50%	68,620	24.470719	1,679,181	2.65%	4.25%
2007	0.80%	30,596	19.629002	600,569	2.65%	3.93%
2007	1.00%	47,540	12.476258	593,121	2.65%	3.72%
Balanced Portfolio - I Class Shares (AMBP)
2011	0.50%	899	12.558209	11,290	0.31%	-1.13%
2011	0.80%	744	26.804764	19,943	0.31%	-1.42%
2010	0.50%	991	12.701252	12,587	0.90%	18.24%
2010	0.80%	712	27.191348	19,360	0.90%	17.88%
2009	0.50%	2,307	10.742321	24,783	1.16%	21.86%
2009	0.80%	1,017	23.066620	23,459	1.16%	21.49%
2008	0.50%	17,915	8.815611	157,932	3.77%	-39.45%
2008	0.80%	1,334	18.986328	25,328	3.77%	-39.63%
2007	0.50%	14,752	14.559590	214,783	0.81%	15.02%
2007	0.80%	1,448	31.451710	45,542	0.81%	14.68%
Growth Portfolio - I Class Shares (AMTG)
2011	0.00%	32,280	21.939823	708,217	0.00%	-0.21%
2011	0.50%	1,676	50.947928	85,389	0.00%	-0.71%
2011	0.80%	506	34.071422	17,240	0.00%	-1.01%
2011	1.00%	110,903	7.176346	795,878	0.00%	-1.21%
2010	0.00%	37,800	21.987079	831,112	0.00%	31.33%
2010	0.50%	1,798	51.313097	92,261	0.00%	30.68%
2010	0.80%	524	34.418528	18,035	0.00%	30.29%
2010	1.00%	122,216	7.263944	887,770	0.00%	30.03%
2009	0.00%	49,082	16.741370	821,700	0.00%	30.36%
2009	0.50%	1,850	39.266295	72,643	0.00%	29.71%
2009	0.80%	542	26.417094	14,318	0.00%	29.32%
2009	1.00%	151,381	5.586407	845,676	0.00%	29.06%
2008	0.00%	63,596	12.842535	816,734	0.00%	-43.68%
2008	0.50%	175,438	30.272680	5,310,978	0.00%	-43.96%
2008	0.80%	144,350	20.427668	2,948,734	0.00%	-44.13%
2008	1.00%	159,176	4.328471	688,989	0.00%	-44.24%
2007	0.00%	64,996	22.802283	1,482,057	0.00%	22.70%
2007	0.50%	180,172	54.020381	9,732,960	0.00%	22.08%
2007	0.80%	185,704	36.562250	6,789,756	0.00%	21.71%
2007	1.00%	181,806	7.762827	1,411,329	0.00%	21.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Guardian Portfolio - I Class Shares (AMGP)
2011	0.00%	7,106	$14.927741	$106,077	0.45%	-2.94%
2011	0.80%	2	13.381489	27	0.45%	-3.71%
2011	1.00%	5,218	11.704343	61,073	0.45%	-3.90%
2010	0.00%	4,641	15.379896	71,378	0.40%	19.01%
2010	0.80%	2	13.897336	28	0.40%	18.07%
2010	1.00%	11,741	12.179833	143,003	0.40%	17.83%
2009	0.00%	4,964	12.922921	64,149	0.18%	29.69%
2009	0.80%	2	11.770887	24	0.18%	28.65%
2009	1.00%	4,336	10.336808	44,820	0.18%	28.40%
2008	0.00%	10,705	9.964594	106,671	0.55%	-37.24%
2008	0.50%	58,317	9.446847	550,912	0.55%	-37.56%
2008	0.80%	38,898	9.149198	355,886	0.55%	-37.75%
2008	1.00%	4,064	8.050613	32,718	0.55%	-37.87%
2007	0.00%	13,170	15.878484	209,120	0.26%	7.39%
2007	0.50%	58,036	15.129140	878,035	0.26%	6.85%
2007	0.80%	47,724	14.696621	701,382	0.26%	6.53%
2007	1.00%	4,748	12.957908	61,524	0.26%	6.31%
International Portfolio - S Class Shares (AMINS)
2011	0.00%	1,202	11.539024	13,870	12.26%	-12.33%
2010	0.00%	172	13.162077	2,264	13.14%	22.01%
2009	0.00%	1,548	10.787351	16,699	0.42%	34.51%
2008	0.00%	3,270	8.019658	26,224	0.00%	-46.44%
2008	0.50%	15,954	7.873922	125,621	0.00%	-46.70%
2008	0.80%	5,065	7.787751	39,445	0.00%	-46.86%
2007	0.00%	5,680	14.972222	85,042	1.68%	3.21%
2007	0.50%	17,036	14.774055	251,691	1.68%	2.70%
2007	0.80%	8,240	14.656417	120,769	1.68%	2.39%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2011	0.00%	63	21.725830	1,369	0.00%	0.26%
2009	0.00%	558	16.830660	9,392	0.00%	31.34%
2008	0.00%	976	12.814531	12,507	0.00%	-43.51%
2008	0.50%	22,678	12.456353	282,485	0.00%	-43.79%
2008	0.80%	2,547	12.246316	31,191	0.00%	-43.96%
2007	0.00%	950	22.685497	21,551	0.00%	22.20%
2007	0.50%	31,008	22.162337	687,210	0.00%	21.59%
2007	0.80%	6,654	21.854333	145,419	0.00%	21.22%
Partners Portfolio - I Class Shares (AMTP)
2011	0.00%	86,633	22.190216	1,922,405	0.00%	-11.36%
2011	0.80%	56	29.958324	1,678	0.00%	-12.06%
2011	1.00%	35,996	11.748254	422,890	0.00%	-12.24%
2010	0.00%	94,089	25.033405	2,355,368	0.62%	15.67%
2010	0.80%	56	34.067932	1,908	0.62%	14.74%
2010	1.00%	40,119	13.386569	537,056	0.62%	14.52%
2009	0.00%	105,319	21.642878	2,279,406	0.78%	56.07%
2009	0.80%	56	29.690132	1,663	0.78%	54.83%
2009	1.00%	76,445	11.689700	893,619	0.78%	54.52%
2008	0.00%	180,300	13.867013	2,500,222	0.51%	-52.39%
2008	0.50%	356,536	19.700792	7,024,042	0.51%	-52.63%
2008	0.80%	109,268	19.175837	2,095,305	0.51%	-52.77%
2008	1.00%	65,586	7.565098	496,165	0.51%	-52.87%
2007	0.00%	179,968	29.127775	5,242,067	0.64%	9.34%
2007	0.50%	325,884	41.589921	13,553,490	0.64%	8.79%
2007	0.80%	193,268	40.603834	7,847,422	0.64%	8.46%
2007	1.00%	86,432	16.050889	1,387,310	0.64%	8.24%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Regency Portfolio - S Class Shares (AMRS)
2011	0.00%	2,941	$12.380922	$36,412	0.40%	-6.70%
2010	0.00%	1,294	13.270255	17,172	0.25%	25.99%
2009	0.00%	2,195	10.532952	23,120	0.22%	46.16%
2008	0.00%	6,436	7.206627	46,382	0.97%	-45.95%
2008	0.50%	10,755	7.075613	76,098	0.97%	-46.22%
2008	0.80%	2,044	6.998160	14,304	0.97%	-46.38%
2007	0.00%	6,414	13.332382	85,514	0.66%	3.05%
2007	0.50%	13,016	13.155851	171,237	0.66%	2.54%
2007	0.80%	1,678	13.051065	21,900	0.66%	2.23%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.00%	1,577	13.501272	21,292	0.00%	-1.06%
2011	0.50%	26,395	12.928758	341,255	0.00%	-1.55%
2011	0.80%	3,105	12.596940	39,113	0.00%	-1.85%
2010	0.00%	968	13.645975	13,209	0.00%	19.61%
2010	0.50%	3,748	13.132690	49,221	0.00%	19.01%
2010	0.80%	712	12.834011	9,138	0.00%	18.66%
2009	0.00%	646	11.408745	7,370	0.00%	22.75%
2009	0.50%	6,371	11.034565	70,301	0.00%	22.14%
2009	0.80%	384	10.815956	4,153	0.00%	21.78%
2008	0.00%	605	9.293948	5,623	0.00%	-39.47%
2008	0.50%	7,742	9.034200	69,943	0.00%	-39.78%
2008	0.80%	554	8.881843	4,921	0.00%	-39.96%
2007	0.00%	544	15.355015	8,353	0.00%	0.52%
2007	0.50%	5,616	15.000871	84,245	0.00%	0.01%
2007	0.80%	514	14.792303	7,603	0.00%	-0.29%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.00%	902	17.369356	15,667	0.36%	-3.08%
2011	0.50%	26,477	16.632806	440,387	0.36%	-3.56%
2011	0.80%	4,463	16.205928	72,327	0.36%	-3.85%
2010	0.00%	938	17.921368	16,810	0.04%	22.85%
2010	0.50%	21,590	17.247280	372,369	0.04%	22.24%
2010	0.80%	3,569	16.855027	60,156	0.04%	21.88%
2009	0.00%	984	14.587514	14,354	2.20%	31.43%
2009	0.50%	17,264	14.109102	243,580	2.20%	30.77%
2009	0.80%	3,343	13.829593	46,232	2.20%	30.38%
2008	0.00%	1,900	11.099348	21,089	1.91%	-39.44%
2008	0.50%	17,024	10.789157	183,675	1.91%	-39.74%
2008	0.80%	4,401	10.607196	46,682	1.91%	-39.93%
2007	0.00%	2,698	18.328379	49,450	0.09%	7.61%
2007	0.50%	17,622	17.905737	315,535	0.09%	7.07%
2007	0.80%	5,562	17.656802	98,207	0.09%	6.75%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Balanced Fund/VA - Non-Service Shares (OVMS)
2011	0.00%	28,648	$19.254563	$551,605	2.29%	0.72%
2011	0.50%	109,322	30.967082	3,385,383	2.29%	0.22%
2011	0.80%	44,239	28.801503	1,274,150	2.29%	-0.08%
2011	1.00%	68,952	10.516516	725,135	2.29%	-0.28%
2010	0.00%	35,250	19.116988	673,874	1.39%	12.91%
2010	0.50%	118,952	30.899562	3,675,565	1.39%	12.35%
2010	0.80%	48,388	28.824840	1,394,776	1.39%	12.02%
2010	1.00%	70,620	10.546061	744,763	1.39%	11.79%
2009	0.00%	39,179	16.930557	663,322	0.00%	21.89%
2009	0.50%	128,001	27.502607	3,520,361	0.00%	21.29%
2009	0.80%	51,885	25.732996	1,335,156	0.00%	20.92%
2009	1.00%	101,706	9.433696	959,463	0.00%	20.68%
2008	0.00%	45,187	13.889629	627,631	2.88%	-43.47%
2008	0.50%	155,033	22.675909	3,515,514	2.88%	-43.75%
2008	0.80%	60,265	21.280608	1,282,476	2.88%	-43.92%
2008	1.00%	114,661	7.817080	896,314	2.88%	-44.04%
2007	0.00%	51,554	24.570849	1,266,726	2.57%	3.79%
2007	0.50%	155,028	40.315421	6,250,019	2.57%	3.27%
2007	0.80%	85,350	37.948682	3,238,920	2.57%	2.96%
2007	1.00%	129,370	13.967806	1,807,015	2.57%	2.75%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.80%	5	16.349692	82	0.20%	7.61%
2009	0.00%	47,969	16.786468	805,230	0.33%	44.52%
2009	0.50%	249,796	15.724961	3,928,032	0.33%	43.80%
2009	0.80%	87,828	15.192792	1,334,353	0.33%	43.37%
2009	1.00%	60,996	7.628780	465,325	0.33%	43.08%
2008	0.00%	52,077	11.615515	604,901	0.15%	-45.52%
2008	0.50%	253,957	10.935515	2,777,151	0.15%	-45.79%
2008	0.80%	132,297	10.597162	1,401,973	0.15%	-45.95%
2008	1.00%	65,793	5.331812	350,796	0.15%	-46.06%
2007	0.00%	58,424	21.319679	1,245,581	0.23%	14.15%
2007	0.50%	221,522	20.172546	4,468,663	0.23%	13.58%
2007	0.80%	209,154	19.607337	4,100,953	0.23%	13.23%
2007	1.00%	70,288	9.884979	694,795	0.23%	13.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Bond Fund/VA - Non-Service Shares (OVB)
2011	0.00%	45,210	$15.616793	$706,035	5.94%	8.27%
2011	0.50%	129,643	23.022454	2,984,700	5.94%	7.73%
2011	0.80%	38,953	20.513983	799,081	5.94%	7.41%
2011	1.00%	54,684	10.987424	600,836	5.94%	7.19%
2010	0.00%	76,047	14.424409	1,096,933	1.78%	11.41%
2010	0.50%	140,529	21.370887	3,003,229	1.78%	10.86%
2010	0.80%	42,335	19.099412	808,574	1.78%	10.53%
2010	1.00%	47,864	10.250177	490,614	1.78%	10.31%
2009	0.00%	77,718	12.946581	1,006,182	0.00%	9.61%
2009	0.50%	149,430	19.277481	2,880,634	0.00%	9.07%
2009	0.80%	46,461	17.280243	802,857	0.00%	8.74%
2009	1.00%	45,493	9.292438	422,741	0.00%	8.52%
2008	0.00%	78,790	11.811237	930,607	4.71%	-39.05%
2008	0.50%	190,845	17.675063	3,373,197	4.71%	-39.35%
2008	0.80%	61,738	15.891423	981,105	4.71%	-39.54%
2008	1.00%	49,540	8.562713	424,197	4.71%	-39.66%
2007	0.00%	85,066	19.378308	1,648,435	5.26%	4.39%
2007	0.50%	210,962	29.144443	6,148,370	5.26%	3.87%
2007	0.80%	87,142	26.282217	2,290,285	5.26%	3.56%
2007	1.00%	51,906	14.189932	736,543	5.26%	3.35%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.00%	26,357	13.414448	353,565	1.27%	-8.27%
2011	0.50%	386,331	12.974764	5,012,554	1.27%	-8.72%
2011	0.80%	104,174	12.717946	1,324,879	1.27%	-9.00%
2010	0.00%	32,419	14.623513	474,080	1.42%	15.97%
2010	0.50%	408,280	14.215010	5,803,704	1.42%	15.40%
2010	0.80%	113,128	13.975453	1,581,015	1.42%	15.05%
2009	0.00%	35,638	12.609317	449,371	2.12%	39.70%
2009	0.50%	424,101	12.318451	5,224,267	2.12%	39.00%
2009	0.80%	116,945	12.147187	1,420,553	2.12%	38.58%
2008	0.00%	38,920	9.026171	351,299	1.48%	-40.19%
2008	0.50%	398,806	8.862171	3,534,287	1.48%	-40.49%
2008	0.80%	126,475	8.765213	1,108,580	1.48%	-40.67%
2007	0.00%	48,132	15.092302	726,423	1.25%	6.34%
2007	0.50%	337,926	14.892546	5,032,578	1.25%	5.80%
2007	0.80%	160,562	14.773970	2,372,138	1.25%	5.49%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.00%	30,723	$37.416119	$1,149,535	1.32%	-8.29%
2011	0.50%	208,594	42.775604	8,922,734	1.32%	-8.75%
2011	0.80%	43,138	41.315188	1,782,255	1.32%	-9.02%
2011	1.00%	69,574	12.800257	890,565	1.32%	-9.20%
2010	0.00%	39,829	40.798071	1,624,946	1.48%	15.96%
2010	0.50%	251,175	46.875497	11,773,953	1.48%	15.39%
2010	0.80%	51,453	45.410978	2,336,531	1.48%	15.04%
2010	1.00%	76,786	14.097349	1,082,479	1.48%	14.81%
2009	0.00%	44,678	35.181581	1,571,843	2.37%	39.77%
2009	0.50%	297,880	40.624738	12,101,297	2.37%	39.07%
2009	0.80%	60,528	39.473604	2,389,258	2.37%	38.66%
2009	1.00%	93,248	12.278657	1,144,960	2.37%	38.38%
2008	0.00%	56,933	25.170686	1,433,043	1.59%	-40.19%
2008	0.50%	367,478	29.210698	10,734,289	1.59%	-40.49%
2008	0.80%	83,287	28.468276	2,371,037	1.59%	-40.67%
2008	1.00%	141,920	8.873074	1,259,267	1.59%	-40.78%
2007	0.00%	69,624	42.082850	2,929,976	1.37%	6.32%
2007	0.50%	400,936	49.082767	19,679,048	1.37%	5.79%
2007	0.80%	148,584	47.979344	7,128,963	1.37%	5.47%
2007	1.00%	157,904	14.984363	2,366,091	1.37%	5.26%
2007	1.30%	338	44.680582	15,102	1.37%	4.94%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.00%	3,739	2.908819	10,876	11.87%	-1.88%
2011	0.50%	16,503	2.841668	46,896	11.87%	-2.37%
2011	0.80%	8,693	2.802120	24,359	11.87%	-2.66%
2010	0.00%	3,857	2.964546	11,434	7.14%	14.68%
2010	0.50%	43,908	2.910601	127,799	7.14%	14.11%
2010	0.80%	7,579	2.878683	21,818	7.14%	13.77%
2009	0.00%	3,525	2.584961	9,112	0.00%	26.75%
2009	0.50%	51,883	2.550630	132,334	0.00%	26.12%
2009	0.80%	6,895	2.530249	17,446	0.00%	25.74%
2008	0.00%	1,322	2.039384	2,696	5.94%	-78.89%
2008	0.50%	19,624	2.022384	39,687	5.94%	-79.00%
2008	0.80%	4,411	2.012256	8,876	5.94%	-79.06%
2007	0.50%	7,982	9.628770	76,857	0.00%	-3.71%	5/1/2007
2007	0.80%	2,712	9.609476	26,061	0.00%	-3.91%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.00%	6,730	4.084054	27,486	9.44%	-2.34%
2011	0.50%	5,992	3.910839	23,434	9.44%	-2.82%
2011	0.80%	1,889	3.810426	7,198	9.44%	-3.11%
2010	0.00%	6,482	4.181802	27,106	6.51%	14.81%
2010	0.50%	8,401	4.024459	33,809	6.51%	14.24%
2010	0.80%	2,311	3.932889	9,089	6.51%	13.90%
2009	0.00%	7,571	3.642267	27,576	0.00%	25.32%
2009	0.50%	9,956	3.522783	35,073	0.00%	24.69%
2009	0.80%	2,712	3.452973	9,364	0.00%	24.32%
2008	0.00%	6,661	2.906468	19,360	8.31%	-78.67%
2008	0.50%	13,066	2.825197	36,914	8.31%	-78.78%
2008	0.80%	3,640	2.777517	10,110	8.31%	-78.84%
2007	0.00%	8,188	13.627157	111,579	6.11%	-0.10%
2007	0.50%	17,012	13.312822	226,478	6.11%	-0.60%
2007	0.80%	7,928	13.127703	104,076	6.11%	-0.90%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.00%	19,438	$10.687265	$207,739	0.86%	-0.01%
2011	0.50%	59,890	10.081693	603,793	0.86%	-0.51%
2011	0.80%	12,913	9.734919	125,707	0.86%	-0.81%
2011	1.00%	2,423	9.505148	23,031	0.86%	-1.01%
2010	0.00%	25,292	10.688816	270,342	1.16%	16.11%
2010	0.50%	61,553	10.133572	623,752	1.16%	15.53%
2010	0.80%	14,524	9.814366	142,544	1.16%	15.18%
2010	1.00%	2,540	9.601865	24,389	1.16%	14.95%
2009	0.00%	29,189	9.205990	268,714	2.19%	28.29%
2009	0.50%	82,465	8.771479	723,340	2.19%	27.65%
2009	0.80%	15,097	8.520671	128,637	2.19%	27.26%
2009	1.00%	3,186	8.352856	26,612	2.19%	27.01%
2008	0.00%	30,415	7.176149	218,263	1.52%	-38.47%
2008	0.50%	103,392	6.871720	710,481	1.52%	-38.78%
2008	0.80%	19,090	6.695296	127,813	1.52%	-38.96%
2008	1.00%	4,092	6.576580	26,911	1.52%	-39.08%
2007	0.00%	39,470	11.662711	460,327	1.00%	4.42%
2007	0.50%	98,264	11.224071	1,102,922	1.00%	3.90%
2007	0.80%	29,480	10.968850	323,362	1.00%	3.59%
2007	1.00%	6,962	10.795993	75,162	1.00%	3.38%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.00%	2,898	21.290587	61,700	0.63%	-2.21%
2011	0.50%	27,732	20.387760	565,393	0.63%	-2.70%
2011	0.80%	6,787	19.864554	134,821	0.63%	-2.99%
2010	0.00%	4,878	21.772215	106,205	0.62%	23.41%
2010	0.50%	29,814	20.953275	624,701	0.62%	22.79%
2010	0.80%	7,118	20.476795	145,754	0.62%	22.42%
2009	0.00%	4,551	17.642817	80,292	0.68%	37.20%
2009	0.50%	39,875	17.064211	680,435	0.68%	36.51%
2009	0.80%	8,853	16.726211	148,077	0.68%	36.10%
2008	0.00%	4,707	12.859537	60,530	0.59%	-37.83%
2008	0.50%	28,448	12.500175	355,605	0.59%	-38.14%
2008	0.80%	7,267	12.289407	89,307	0.59%	-38.33%
2007	0.00%	6,170	20.683895	127,620	0.32%	-1.21%
2007	0.50%	38,846	20.206983	784,960	0.32%	-1.71%
2007	0.80%	14,068	19.926143	280,321	0.32%	-2.00%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	0.00%	7,149	6.252049	44,696	0.00%	1.10%
2011	0.50%	88,996	5.897695	524,871	0.00%	0.59%
2011	0.80%	30,607	5.694788	174,300	0.00%	0.29%
2011	1.00%	42,359	4.925320	208,632	0.00%	0.09%
2010	0.00%	5,313	6.184290	32,857	0.00%	27.46%
2010	0.50%	83,759	5.862955	491,075	0.00%	26.83%
2010	0.80%	35,769	5.678217	203,104	0.00%	26.45%
2010	1.00%	35,974	4.920789	177,020	0.00%	26.20%
2009	0.00%	5,414	4.851779	26,268	0.00%	32.61%
2009	0.50%	101,283	4.622700	468,201	0.00%	31.95%
2009	0.80%	47,057	4.490472	211,308	0.00%	31.55%
2009	1.00%	17,313	3.899260	67,508	0.00%	31.29%
2008	0.00%	8,824	3.658769	32,285	0.00%	-49.07%
2008	0.50%	100,993	3.503491	353,828	0.00%	-49.32%
2008	0.80%	55,717	3.413488	190,189	0.00%	-49.47%
2008	1.00%	9,419	2.970003	27,974	0.00%	-49.57%
2007	0.00%	13,234	7.183358	95,065	0.00%	6.33%
2007	0.50%	97,260	6.913096	672,368	0.00%	5.80%
2007	0.80%	67,290	6.755828	454,600	0.00%	5.48%
2007	1.00%	9,792	5.889904	57,674	0.00%	5.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2011	0.00%	2,159	$13.028098	$28,128	1.99%	8.52%
2011	0.50%	56,209	12.854999	722,567	1.99%	7.98%
2011	0.80%	5,015	12.751830	63,950	1.99%	7.66%
2010	0.00%	1,029	12.004915	12,353	1.38%	9.48%
2010	0.50%	47,663	11.904770	567,417	1.38%	8.93%
2010	0.80%	2,870	11.844845	33,995	1.38%	8.60%
2009	0.00%	1,048	10.965488	11,492	0.82%	9.65%	4/30/2009
2009	0.50%	13,390	10.928657	146,335	0.82%	9.29%	4/30/2009
2009	0.80%	1,381	10.906528	15,062	0.82%	9.07%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2011	0.00%	36,471	11.759209	428,870	1.68%	1.11%
2011	0.50%	147,186	11.602960	1,707,793	1.68%	0.60%
2011	0.80%	14,960	11.509840	172,187	1.68%	0.30%
2010	0.00%	37,759	11.630295	439,148	1.65%	5.29%
2010	0.50%	148,112	11.533272	1,708,216	1.65%	4.76%
2010	0.80%	12,261	11.475215	140,698	1.65%	4.45%
2009	0.00%	9,815	11.045905	108,416	1.46%	10.46%	4/30/2009
2009	0.50%	128,861	11.008805	1,418,606	1.46%	10.09%	4/30/2009
2009	0.80%	2,513	10.986514	27,609	1.46%	9.87%	4/30/2009
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.50%	27,221	10.074350	274,234	1.29%	0.74%	4/29/2011
2011	0.80%	4,660	10.053955	46,851	1.29%	0.54%	4/29/2011
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	0.00%	60	13.733218	824	1.50%	-4.64%
2011	0.50%	4,875	13.150793	64,110	1.50%	-5.12%
2011	0.80%	931	12.813268	11,929	1.50%	-5.40%
2010	0.50%	6,980	13.859825	96,742	0.81%	13.81%
2010	0.80%	1,773	13.544607	24,015	0.81%	13.47%
2009	0.50%	3,027	12.178324	36,864	2.66%	29.16%
2009	0.80%	1,647	11.937066	19,660	2.66%	28.78%
2008	0.50%	3,157	9.428528	29,766	2.66%	-39.00%
2008	0.80%	1,820	9.269509	16,871	2.66%	-39.19%
2007	0.50%	5,046	15.457268	77,997	1.31%	-6.51%
2007	0.80%	1,852	15.242345	28,229	1.31%	-6.79%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2011	0.00%	238	14.744148	3,509	3.11%	-16.93%
2011	0.50%	9,922	14.118815	140,087	3.11%	-17.35%
2011	0.80%	1,807	13.756422	24,858	3.11%	-17.59%
2010	0.00%	501	17.749703	8,893	3.38%	10.03%
2010	0.50%	14,608	17.082057	249,535	3.38%	9.48%
2010	0.80%	2,288	16.693595	38,195	3.38%	9.15%
2009	0.00%	482	16.132414	7,776	0.00%	24.63%
2009	0.50%	10,114	15.603325	157,812	0.00%	24.01%
2009	0.80%	2,481	15.294248	37,945	0.00%	23.64%
2008	0.00%	482	12.943794	6,239	2.10%	-43.95%
2008	0.50%	15,376	12.582056	193,462	2.10%	-44.23%
2008	0.80%	3,303	12.369896	40,858	2.10%	-44.40%
2007	0.00%	1,362	23.093467	31,453	2.65%	8.37%
2007	0.50%	15,198	22.560940	342,881	2.65%	7.82%
2007	0.80%	5,836	22.247335	129,835	2.65%	7.50%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Voyager Fund - IB Shares (PVTVB)
2011	0.00%	2,304	$14.994106	$34,546	0.00%	-17.85%
2011	0.50%	32,398	14.358253	465,179	0.00%	-18.26%
2011	0.80%	3,611	13.989739	50,517	0.00%	-18.50%
2010	0.00%	1,600	18.251644	29,203	1.03%	20.80%
2010	0.50%	44,057	17.565173	773,869	1.03%	20.20%
2010	0.80%	3,423	17.165733	58,758	1.03%	19.84%
2009	0.00%	3,029	15.109296	45,766	0.21%	63.90%
2009	0.50%	34,997	14.613809	511,439	0.21%	63.08%
2009	0.80%	5,872	14.324349	84,113	0.21%	62.59%
2008	0.00%	2,053	9.218880	18,926	0.00%	-37.03%
2008	0.50%	1,698	8.961220	15,216	0.00%	-37.35%
2008	0.80%	150	8.810096	1,322	0.00%	-37.53%
2007	0.00%	2,622	14.640393	38,387	0.00%	5.52%
2007	0.50%	1,450	14.302715	20,739	0.00%	4.99%
2007	0.80%	1,028	14.103871	14,499	0.00%	4.68%
V.I. Basic Value Fund - Series I (AVBVI)
2011	0.00%	842	13.107128	11,036	0.80%	-3.05%
2010	0.00%	1,947	13.519409	26,322	0.63%	7.35%
2009	0.00%	1,851	12.593649	23,311	0.19%	48.00%
2008	0.00%	5,955	8.509083	50,672	0.76%	-51.77%
2008	0.50%	19,612	8.271175	162,214	0.76%	-52.01%
2008	0.80%	3,970	8.131642	32,283	0.76%	-52.15%
2007	0.00%	1,070	17.641592	18,877	0.50%	1.54%
2007	0.50%	40,204	17.234687	692,903	0.50%	1.03%
2007	0.80%	10,750	16.995087	182,697	0.50%	0.73%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	0.00%	975	12.681863	12,365	0.11%	-7.91%
2011	0.50%	1,186	12.144062	14,403	0.11%	-8.37%
2011	0.80%	332	11.832421	3,928	0.11%	-8.64%
2010	0.00%	1,644	13.771185	22,640	0.79%	15.49%
2010	0.50%	6,473	13.253190	85,788	0.79%	14.91%
2010	0.80%	344	12.951815	4,455	0.79%	14.57%
2009	0.00%	2,297	11.924271	27,390	0.62%	21.08%
2009	0.50%	4,175	11.533213	48,151	0.62%	20.47%
2009	0.80%	395	11.304770	4,465	0.62%	20.11%
2008	0.00%	681	9.848393	6,707	0.00%	-42.49%
2008	0.50%	5,870	9.573139	56,194	0.00%	-42.78%
2008	0.80%	605	9.411708	5,694	0.00%	-42.95%
2007	0.00%	692	17.125365	11,851	0.00%	12.01%
2007	0.50%	17,866	16.730402	298,905	0.00%	11.45%
2007	0.80%	2,752	16.497826	45,402	0.00%	11.12%
V.I. Capital Development Fund - Series I (AVCDI)
2011	0.00%	1,934	17.690502	34,213	0.00%	-7.16%
2011	0.50%	5,587	16.940285	94,645	0.00%	-7.62%
2011	0.80%	2,090	16.505466	34,496	0.00%	-7.90%
2010	0.00%	2,574	19.054589	49,047	0.00%	18.78%
2010	0.50%	5,657	18.337860	103,737	0.00%	18.19%
2010	0.80%	2,177	17.920764	39,014	0.00%	17.83%
2009	0.00%	3,822	16.042234	61,313	0.00%	42.37%
2009	0.50%	8,616	15.516104	133,687	0.00%	41.66%
2009	0.80%	2,761	15.208702	41,991	0.00%	41.24%
2008	0.00%	3,277	11.267930	36,925	0.00%	-47.03%
2008	0.50%	9,085	10.952988	99,508	0.00%	-47.29%
2008	0.80%	3,567	10.768244	38,410	0.00%	-47.45%
2007	0.00%	2,980	21.270438	63,386	0.00%	10.84%
2007	0.50%	23,104	20.779892	480,099	0.00%	10.29%
2007	0.80%	5,092	20.491015	104,340	0.00%	9.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.00%	2,666	$11.315697	$30,168	0.00%	41.79%
2009	0.50%	89,247	11.054670	986,596	0.00%	41.08%
2009	0.80%	3,347	10.900900	36,485	0.00%	40.66%
2008	0.00%	4,116	7.980543	32,848	0.10%	-42.65%
2008	0.50%	59,543	7.835510	466,550	0.10%	-42.94%
2008	0.80%	3,499	7.749732	27,116	0.10%	-43.11%
2007	0.00%	2,696	13.915435	37,516	0.12%	12.49%
2007	0.50%	41,802	13.731252	573,994	0.12%	11.92%
2007	0.80%	4,272	13.621873	58,193	0.12%	11.59%
Equity Income Portfolio - II (TREI2)
2009	0.00%	5,619	10.380043	58,325	1.76%	25.25%
2009	0.50%	108,382	10.140580	1,099,056	1.76%	24.63%
2009	0.80%	12,364	9.999548	123,634	1.76%	24.25%
2008	0.00%	5,181	8.287351	42,937	2.16%	-36.26%
2008	0.50%	94,290	8.136757	767,215	2.16%	-36.58%
2008	0.80%	15,819	8.047714	127,307	2.16%	-36.77%
2007	0.00%	8,510	13.002714	110,653	1.53%	3.03%
2007	0.50%	84,110	12.830632	1,079,184	1.53%	2.51%
2007	0.80%	25,522	12.728449	324,855	1.53%	2.20%
Health Sciences Portfolio - II (TRHS2)
2011	0.00%	2,592	11.741045	30,433	0.00%	10.39%
2011	0.50%	53,213	11.643960	619,610	0.00%	9.84%
2011	0.80%	7,084	11.586088	82,076	0.00%	9.51%
2010	0.50%	16,581	10.601232	175,779	0.00%	6.01%	5/3/2010
2010	0.80%	347	10.580168	3,671	0.00%	5.80%	5/3/2010
Limited-Term Bond Portfolio - II (TRLT2)
2011	0.00%	6,793	12.545962	85,225	2.15%	1.16%
2010	0.00%	6,647	12.402084	82,437	2.28%	2.86%
2009	0.00%	2,944	12.056984	35,496	3.37%	7.35%
2008	0.00%	3,811	11.230967	42,801	3.77%	1.31%
2008	0.50%	129,334	11.026485	1,426,099	3.77%	0.80%
2008	0.80%	2,934	10.905102	31,996	3.77%	0.50%
2007	0.00%	3,446	11.086232	38,203	3.91%	5.23%
2007	0.50%	30,906	10.939079	338,083	3.91%	4.70%
2007	0.80%	1,904	10.851378	20,661	3.91%	4.38%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2011	0.00%	6,926	$24.249965	$167,955	7.78%	8.14%
2011	0.50%	29,106	31.241583	909,318	7.78%	7.60%
2011	0.80%	10,022	27.567293	276,279	7.78%	7.28%
2011	1.00%	37,712	19.991316	753,913	7.78%	7.07%
2010	0.00%	6,589	22.424677	147,756	3.73%	6.20%
2010	0.50%	31,573	29.034421	916,704	3.73%	5.67%
2010	0.80%	10,759	25.696459	276,468	3.73%	5.35%
2010	1.00%	39,005	18.671817	728,294	3.73%	5.14%
2009	0.00%	7,706	21.116276	162,722	3.78%	5.98%
2009	0.50%	56,273	27.477379	1,546,235	3.78%	5.45%
2009	0.80%	12,645	24.391466	308,430	3.78%	5.14%
2009	1.00%	45,114	17.759052	801,182	3.78%	4.93%
2008	0.00%	8,784	19.924512	175,017	8.29%	3.61%
2008	0.50%	70,651	26.056562	1,840,922	8.29%	3.09%
2008	0.80%	17,432	23.199721	404,418	8.29%	2.78%
2008	1.00%	45,106	16.925172	763,427	8.29%	2.58%
2007	0.00%	12,120	19.230801	233,077	5.77%	9.71%
2007	0.50%	62,084	25.275372	1,569,196	5.77%	9.16%
2007	0.80%	24,290	22.571765	548,268	5.77%	8.83%
2007	1.00%	53,936	16.500009	889,944	5.77%	8.61%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	0.00%	45,284	22.664458	1,026,337	1.14%	-25.74%
2011	0.50%	170,495	20.909178	3,564,910	1.14%	-26.11%
2011	0.80%	29,321	20.097645	589,283	1.14%	-26.33%
2011	1.00%	30,102	22.788544	685,981	1.14%	-26.48%
2010	0.00%	49,317	30.519227	1,505,117	0.60%	26.84%
2010	0.50%	218,234	28.296732	6,175,309	0.60%	26.21%
2010	0.80%	36,181	27.280173	987,024	0.60%	25.83%
2010	1.00%	55,809	30.994649	1,729,780	0.60%	25.58%
2009	0.00%	56,278	24.061426	1,354,129	0.15%	113.17%
2009	0.50%	227,315	22.420831	5,096,591	0.15%	112.11%
2009	0.80%	40,628	21.680199	880,823	0.15%	111.48%
2009	1.00%	45,255	24.681404	1,116,957	0.15%	111.06%
2008	0.00%	56,089	11.287193	633,087	0.00%	-64.78%
2008	0.50%	227,426	10.570206	2,403,940	0.00%	-64.96%
2008	0.80%	58,189	10.251688	596,535	0.00%	-65.06%
2008	1.00%	21,025	11.694155	245,870	0.00%	-65.13%
2007	0.00%	66,814	32.046703	2,141,168	0.43%	37.61%
2007	0.50%	266,244	30.162210	8,030,507	0.43%	36.92%
2007	0.80%	93,500	29.341648	2,743,444	0.43%	36.51%
2007	1.00%	36,120	33.537534	1,211,376	0.43%	36.24%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.00%	26,799	$36.218953	$970,632	1.22%	-16.45%
2011	0.50%	121,930	49.900813	6,084,406	1.22%	-16.87%
2011	0.80%	18,243	58.408750	1,065,551	1.22%	-17.12%
2011	1.00%	47,335	36.042787	1,706,085	1.22%	-17.28%
2010	0.00%	29,117	43.350096	1,262,225	0.39%	29.23%
2010	0.50%	140,153	60.024884	8,412,668	0.39%	28.59%
2010	0.80%	21,900	70.469849	1,543,290	0.39%	28.21%
2010	1.00%	53,240	43.572420	2,319,796	0.39%	27.95%
2009	0.00%	33,188	33.543671	1,113,247	0.25%	57.54%
2009	0.50%	158,845	46.678903	7,414,710	0.25%	56.75%
2009	0.80%	23,299	54.965986	1,280,653	0.25%	56.28%
2009	1.00%	74,591	34.054133	2,540,132	0.25%	55.97%
2008	0.00%	31,247	21.292768	665,335	0.27%	-46.12%
2008	0.50%	155,614	29.779289	4,634,074	0.27%	-46.39%
2008	0.80%	25,576	35.171514	899,547	0.27%	-46.56%
2008	1.00%	52,929	21.834128	1,155,659	0.27%	-46.66%
2007	0.00%	38,468	39.522005	1,520,332	0.11%	45.36%
2007	0.50%	157,032	55.552048	8,723,449	0.11%	44.63%
2007	0.80%	41,152	65.808830	2,708,165	0.11%	44.19%
2007	1.00%	68,368	40.935533	2,798,681	0.11%	43.90%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.00%	23,924	12.066588	288,681	1.03%	-7.21%
2011	0.50%	154,370	11.906878	1,838,065	1.03%	-7.67%
2011	0.80%	20,266	11.812045	239,383	1.03%	-7.94%
2010	0.00%	24,462	13.003550	318,093	1.17%	8.67%
2010	0.50%	135,882	12.895656	1,752,288	1.17%	8.13%
2010	0.80%	18,587	12.831331	238,496	1.17%	7.81%
2009	0.00%	7,118	11.965580	85,171	0.07%	19.66%	5/1/2009
2009	0.50%	91,769	11.925721	1,094,411	0.07%	19.26%	5/1/2009
2009	0.80%	6,426	11.901851	76,481	0.07%	19.02%	5/1/2009
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2011	0.00%	3,336	30.887729	103,041	0.00%	0.42%
2011	1.00%	26,660	19.990260	532,940	0.00%	-0.57%
2010	0.00%	3,906	30.757646	120,139	0.00%	35.54%
2010	1.00%	22,839	20.105763	459,196	0.00%	34.20%
2009	0.00%	3,962	22.692436	89,907	0.00%	40.30%
2009	1.00%	20,769	14.982478	311,171	0.00%	38.91%
2008	0.00%	11,945	16.173785	193,196	0.00%	-44.36%
2008	0.50%	133,624	25.136864	3,358,888	0.00%	-44.63%
2008	0.80%	35,861	24.548248	880,325	0.00%	-44.80%
2008	1.00%	23,353	10.785912	251,883	0.00%	-44.91%
2007	0.00%	14,270	29.066542	414,780	0.00%	22.32%
2007	0.50%	135,048	45.401702	6,131,409	0.00%	21.71%
2007	0.80%	44,382	44.472235	1,973,767	0.00%	21.34%
2007	1.00%	25,612	19.579303	501,465	0.00%	21.10%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	0.00%	14,523	$33.629016	$488,394	0.14%	-5.52%
2011	0.50%	411	61.754991	25,381	0.14%	-5.99%
2011	0.80%	133	59.769284	7,949	0.14%	-6.27%
2011	1.00%	70,223	13.726081	963,887	0.14%	-6.46%
2010	0.00%	17,519	35.593435	623,561	0.74%	23.76%
2010	0.50%	413	65.689479	27,130	0.74%	23.14%
2010	0.80%	139	63.767991	8,864	0.74%	22.77%
2010	1.00%	90,876	14.673656	1,333,483	0.74%	22.53%
2009	0.00%	21,340	28.761168	613,763	0.00%	47.74%
2009	0.50%	416	53.345920	22,192	0.00%	47.00%
2009	0.80%	145	51.940893	7,531	0.00%	46.56%
2009	1.00%	112,638	11.976020	1,348,955	0.00%	46.27%
2008	0.00%	47,683	19.467920	928,289	1.89%	-40.10%
2008	0.50%	285,615	36.289861	10,364,929	1.89%	-40.40%
2008	0.80%	117,513	35.440201	4,164,684	1.89%	-40.58%
2008	1.00%	137,269	8.187802	1,123,931	1.89%	-40.69%
2007	0.00%	55,488	32.499052	1,803,307	0.61%	6.63%
2007	0.50%	313,396	60.885541	19,081,285	0.61%	6.10%
2007	0.80%	145,372	59.639193	8,669,869	0.61%	5.78%
2007	1.00%	146,392	13.806187	2,021,115	0.61%	5.57%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.00%	144	15.966729	2,299	0.00%	-4.60%
2011	0.50%	25,486	15.755473	401,544	0.00%	-5.07%
2011	0.80%	5,183	15.630041	81,011	0.00%	-5.36%
2010	0.00%	147	16.735960	2,460	0.00%	26.77%
2010	0.50%	39,483	16.597168	655,306	0.00%	26.14%
2010	0.80%	5,084	16.514425	83,959	0.00%	25.76%
2009	0.00%	101	13.201660	1,333	0.00%	32.02%	5/1/2009
2009	0.50%	8,394	13.157716	110,446	0.00%	31.58%	5/1/2009
2009	0.80%	2,262	13.131409	29,703	0.00%	31.31%	5/1/2009
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)
2010	0.50%	5,296	12.257318	64,915	7.07%	7.70%
2010	0.80%	546	12.196157	6,659	7.07%	7.38%
2009	0.50%	2,998	11.381006	34,120	3.82%	13.81%	5/1/2009
AllianceBernstein NVIT Global Fixed Income Fund - Class VI(obsolete) (NVAGF6)
2010	0.00%	905	12.305369	11,136	5.31%	7.76%
2009	0.00%	939	11.419762	10,723	3.79%	14.20%	5/1/2009
Clover Value Fund II - Primary Shares(obsolete) (FALF)
2009	0.50%	3,849	11.259563	43,338	2.05%	14.14%
2009	0.80%	83	11.036543	916	2.05%	13.80%
2008	0.50%	8,553	9.864306	84,369	1.80%	-34.12%
2008	0.80%	81	9.697968	786	1.80%	-34.32%
2007	0.50%	7,374	14.973799	110,417	1.55%	-10.12%
2007	0.80%	1,754	14.765636	25,899	1.55%	-10.39%
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)
2010	0.00%	27,655	11.345188	313,751	0.10%	12.23%
2010	0.50%	19,635	11.285605	221,593	0.10%	11.67%
2010	0.80%	6,394	11.250005	71,933	0.10%	11.34%
2010	1.00%	23,244	11.226333	260,945	0.10%	11.12%
2009	0.00%	36,441	10.108851	368,377	0.00%	1.09%	12/11/2009
2009	0.50%	23,959	10.106089	242,132	0.00%	1.06%	12/11/2009
2009	0.80%	6,772	10.104432	68,427	0.00%	1.04%	12/11/2009
2009	1.00%	30,169	10.103328	304,807	0.00%	1.03%	12/11/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Global Utilities Fund - Class I(obsolete) (GVGU1)
2009	0.00%	11,222	$17.873386	$200,575	3.74%	8.01%
2009	0.50%	22,312	17.201149	383,792	3.74%	7.47%
2009	0.80%	4,599	16.809985	77,309	3.74%	7.15%
2009	1.00%	13,437	16.554172	222,438	3.74%	6.93%
2008	0.00%	18,550	16.548066	306,967	3.10%	-32.94%
2008	0.50%	25,030	16.005503	400,618	3.10%	-33.27%
2008	0.80%	14,161	15.688527	222,165	3.10%	-33.47%
2008	1.00%	14,089	15.480718	218,108	3.10%	-33.61%
2007	0.00%	13,688	24.676248	337,768	2.36%	20.43%
2007	0.50%	44,614	23.987048	1,070,158	2.36%	19.83%
2007	0.80%	18,462	23.582792	435,386	2.36%	19.47%
2007	1.00%	20,120	23.317091	469,140	2.36%	19.23%
Gartmore NVIT Worldwide Leaders Fund - Class III (obsolete (GEF3)
2010	0.50%	5,113	14.811453	75,731	0.94%	10.81%
2009	0.50%	5,406	13.366903	72,261	0.74%	33.67%	5/1/2009
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.00%	49,413	10.593841	523,473	1.70%	-41.03%
2008	0.50%	212,070	11.620666	2,464,395	1.70%	-41.33%
2008	0.80%	62,405	11.295534	704,898	1.70%	-41.51%
2008	1.00%	33,081	7.531248	249,141	1.70%	-41.62%
2007	0.00%	56,358	17.966043	1,012,530	1.08%	16.60%
2007	0.50%	215,496	19.806457	4,268,212	1.08%	16.01%
2007	0.80%	91,976	19.310277	1,776,082	1.08%	15.66%
2007	1.00%	39,182	12.900878	505,482	1.08%	15.43%
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.50%	5	10.887915	54	2.83%	29.85%
2009	0.80%	29	10.529632	305	2.83%	29.48%
2008	0.00%	8,201	8.953554	73,428	1.73%	-46.75%
2008	0.50%	19,954	8.384838	167,311	1.73%	-47.02%
2008	0.80%	7,287	8.132149	59,259	1.73%	-47.18%
2008	1.00%	8,593	3.649703	31,362	1.73%	-47.28%
2007	0.00%	8,174	16.814740	137,444	0.00%	-3.96%
2007	0.50%	19,506	15.825884	308,700	0.00%	-4.44%
2007	0.80%	13,468	15.395235	207,343	0.00%	-4.73%
2007	1.00%	8,982	6.923255	62,185	0.00%	-4.92%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares(obsolete) (JARLCS)
2009	0.00%	831	14.723271	12,235	0.97%	22.55%
2008	0.00%	975	12.013653	11,713	0.70%	-36.24%
2008	0.50%	5,976	11.677947	69,787	0.70%	-36.56%
2008	0.80%	1,353	11.481055	15,534	0.70%	-36.75%
2007	0.00%	848	18.842190	15,978	0.36%	6.13%
2007	0.50%	5,388	18.407712	99,181	0.36%	5.60%
2007	0.80%	1,936	18.151877	35,142	0.36%	5.28%
Market Opportunity Fund II - Service Shares(obsolete) (FVMOS)
2009	0.00%	5,927	10.283025	60,947	1.19%	1.28%
2009	0.50%	21,405	10.096031	216,106	1.19%	0.78%
2009	0.80%	1,673	9.985463	16,706	1.19%	0.48%
2008	0.00%	7,008	10.152569	71,149	1.51%	-0.86%
2008	0.50%	15,633	10.017981	156,611	1.51%	-1.36%
2008	0.80%	2,291	9.938077	22,768	1.51%	-1.65%
2007	0.50%	246	10.155871	2,498	0.57%	-1.98%
2007	0.80%	88	10.105146	889	0.57%	-2.27%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Global Financial Services Fund - Class I(obsolete) (GVGF1)
2009	0.00%	4,227	$13.889643	$58,712	1.17%	31.75%
2009	0.50%	24,715	13.366897	330,363	1.17%	31.10%
2009	0.80%	3,898	13.062701	50,918	1.17%	30.70%
2009	1.00%	7,696	12.863780	99,000	1.17%	30.44%
2008	0.00%	4,535	10.542078	47,808	1.83%	-46.27%
2008	0.50%	16,943	10.196244	172,755	1.83%	-46.54%
2008	0.80%	6,792	9.994191	67,881	1.83%	-46.70%
2008	1.00%	8,903	9.861725	87,799	1.83%	-46.81%
2007	0.00%	6,516	19.621675	127,855	3.13%	-1.05%
2007	0.50%	20,752	19.073551	395,814	3.13%	-1.55%
2007	0.80%	8,522	18.752014	159,805	3.13%	-1.85%
2007	1.00%	5,350	18.540690	99,193	3.13%	-2.04%
NVIT Health Sciences Fund - Class I(obsolete) (GVGH1)
2009	0.00%	1,969	13.810897	27,194	0.30%	19.16%
2009	0.50%	4,346	13.291259	57,764	0.30%	18.57%
2009	0.80%	905	12.988959	11,755	0.30%	18.21%
2009	1.00%	6,585	12.791190	84,230	0.30%	17.98%
2008	0.00%	2,092	11.589966	24,246	0.29%	-25.21%
2008	0.50%	6,829	11.209779	76,552	0.29%	-25.59%
2008	0.80%	1,704	10.987732	18,723	0.29%	-25.81%
2008	1.00%	22,174	10.842090	240,413	0.29%	-25.96%
2007	0.00%	2,924	15.497697	45,315	0.08%	13.16%
2007	0.50%	7,226	15.064598	108,857	0.08%	12.59%
2007	0.80%	2,752	14.810633	40,759	0.08%	12.25%
2007	1.00%	14,292	14.643631	209,287	0.08%	12.03%
NVIT Health Sciences Fund - Class III(obsolete) (GVGHS)
2009	0.00%	8,049	11.124833	89,544	0.29%	19.11%
2009	0.50%	31,770	10.868248	345,284	0.29%	18.52%
2009	0.80%	1,899	10.717146	20,352	0.29%	18.16%
2008	0.00%	9,167	9.339799	85,618	0.28%	-25.23%
2008	0.50%	52,395	9.170101	480,467	0.28%	-25.61%
2008	0.80%	3,498	9.069777	31,726	0.28%	-25.83%
2007	0.00%	1,306	12.491648	16,314	0.09%	13.23%
2007	0.50%	38,088	12.326279	469,483	0.09%	12.66%
2007	0.80%	5,112	12.228112	62,510	0.09%	12.32%
NVIT Leaders Fund - Class I(obsolete) (GVUS1)
2009	0.00%	3,522	12.049802	42,439	0.79%	33.79%
2009	0.50%	5,347	11.596383	62,006	0.79%	33.12%
2009	0.80%	1,533	11.332557	17,373	0.79%	32.72%
2009	1.00%	216	11.160018	2,411	0.79%	32.46%
2008	0.00%	4,220	9.006647	38,008	0.78%	-49.91%
2008	0.50%	26,001	8.711189	226,500	0.78%	-50.16%
2008	0.80%	2,524	8.538594	21,551	0.78%	-50.31%
2008	1.00%	1,246	8.425426	10,498	0.78%	-50.41%
2007	0.00%	5,280	17.979434	94,931	1.15%	11.56%
2007	0.50%	28,472	17.477126	497,609	1.15%	11.00%
2007	0.80%	7,118	17.182548	122,305	1.15%	10.67%
2007	1.00%	1,218	16.988891	20,692	1.15%	10.44%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	15,105	4.097736	61,896	0.00%	-46.11%
2008	0.50%	73,346	3.923801	287,795	0.00%	-46.38%
2008	0.80%	17,878	3.822964	68,347	0.00%	-46.54%
2008	1.00%	19,961	3.514695	70,157	0.00%	-46.65%
2007	0.00%	16,598	7.604065	126,212	0.00%	9.01%
2007	0.50%	83,188	7.317914	608,763	0.00%	8.47%
2007	0.80%	39,732	7.151367	284,138	0.00%	8.14%
2007	1.00%	27,266	6.587921	179,626	0.00%	7.92%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Technology & Communications Fund - Class I(obsolete) (GGTC)
2009	0.00%	1,823	$3.325931	$6,063	0.00%	52.47%
2009	0.50%	43,071	3.175501	136,772	0.00%	51.71%
2009	0.80%	6,450	3.088555	19,921	0.00%	51.25%
2009	1.00%	50,209	2.946550	147,943	0.00%	50.95%
2008	0.00%	2,006	2.181418	4,376	0.00%	-48.57%
2008	0.50%	49,323	2.093189	103,242	0.00%	-48.83%
2008	0.80%	22,045	2.041986	45,016	0.00%	-48.98%
2008	1.00%	18,399	1.951999	35,915	0.00%	-49.08%
2007	0.00%	10,448	4.241547	44,316	0.00%	20.09%
2007	0.50%	53,296	4.090476	218,006	0.00%	19.49%
2007	0.80%	35,194	4.002446	140,862	0.00%	19.13%
2007	1.00%	39,948	3.833761	153,151	0.00%	18.89%
NVIT Technology & Communications Fund - Class III(obsolete) (GGTC3)
2009	0.00%	4,024	12.888766	51,864	0.00%	52.44%
2009	0.50%	27,463	12.591433	345,799	0.00%	51.68%
2009	0.80%	4,272	12.416314	53,042	0.00%	51.23%
2008	0.00%	635	8.454726	5,369	0.00%	-48.59%
2008	0.50%	20,999	8.301071	174,314	0.00%	-48.84%
2008	0.80%	5,426	8.210206	44,549	0.00%	-49.00%
2007	0.00%	1,330	16.444438	21,871	0.00%	20.19%
2007	0.50%	37,420	16.226798	607,207	0.00%	19.58%
2007	0.80%	8,672	16.097584	139,598	0.00%	19.22%
NVIT U.S. Growth Leaders Fund - Class I(obsolete) (GVUG1)
2009	0.00%	3,678	14.212216	52,273	0.00%	25.84%
2009	0.50%	26,597	13.677495	363,780	0.00%	25.21%
2009	0.80%	4,858	13.366367	64,934	0.00%	24.84%
2008	0.00%	9,519	11.293974	107,507	0.00%	-41.29%
2008	0.50%	28,348	10.923540	309,661	0.00%	-41.58%
2008	0.80%	6,758	10.707131	72,359	0.00%	-41.76%
2008	1.00%	2,565	10.565207	27,100	0.00%	-41.88%
2007	0.00%	10,106	19.237188	194,411	0.00%	22.49%
2007	0.50%	28,912	18.699798	540,649	0.00%	21.87%
2007	0.80%	7,828	18.384573	143,914	0.00%	21.50%
2007	1.00%	2,584	18.177321	46,970	0.00%	21.26%
U.S. Equity Flex I Portfolio(obsolete) (WSCP)
2010	0.00%	40,705	13.231673	538,595	0.15%	14.46%
2010	0.50%	231,659	17.541110	4,063,556	0.15%	13.89%
2010	0.80%	85,337	16.948037	1,446,295	0.15%	13.55%
2010	1.00%	44,938	6.626564	297,785	0.15%	13.32%
2009	0.00%	48,415	11.560237	559,689	1.14%	24.67%
2009	0.50%	261,548	15.402040	4,028,373	1.14%	24.04%
2009	0.80%	91,575	14.925949	1,366,844	1.14%	23.67%
2009	1.00%	50,084	5.847611	292,872	1.14%	23.43%
2008	0.00%	85,320	9.272942	791,167	0.08%	-34.60%
2008	0.50%	271,597	12.416573	3,372,304	0.08%	-34.92%
2008	0.80%	107,043	12.068936	1,291,895	0.08%	-35.12%
2008	1.00%	58,869	4.737770	278,908	0.08%	-35.25%
2007	0.00%	94,682	14.178269	1,342,427	0.00%	-0.83%
2007	0.50%	277,018	19.080287	5,285,583	0.00%	-1.33%
2007	0.80%	153,520	18.601963	2,855,773	0.00%	-1.63%
2007	1.00%	65,396	7.317026	478,504	0.00%	-1.83%

2011 Contract owners equity:					$589,437,248
2010 Contract owners equity:					$678,977,225
2009 Contract owners equity:					$647,741,695
2008 Contract owners equity:					$566,826,718
2007 Contract owners equity:					$1,012,602,409

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.